UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.2%
Delphi Automotive plc	409	$37,490
Magna International, Inc. (A)	535	31,118

		68,608

Automobile Manufacturers – 1.3%
Suzuki Motor Corp. (A)	739	40,826

Broadcasting – 1.0%
Discovery Holding Co., Class A (B)(C)	1,143	31,444

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	314	61,203

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc. (B)	38	64,159

Leisure Products – 0.1%
Media Group Holdings LLC, Series H (B)(D)(E)(F)(G)	640	—	*
Media Group Holdings LLC, Series T (B)(D)(E)(F)(G)	80	4,039

		4,039

Tires & Rubber – 0.7%
Bridgestone Corp. (A)	584	22,845

Total Consumer Discretionary – 9.2%		293,124
Consumer Staples

Brewers – 1.1%
InBev N.V. (A)	341	34,395

Hypermarkets & Super Centers – 1.3%
Wal-Mart Stores, Inc.	475	40,698

Packaged Foods & Meats – 2.2%
Mondelez International, Inc., Class A	804	32,955
Nestle S.A., Registered Shares (A)	465	36,117

		69,072

Soft Drinks – 1.7%
Coca-Cola Co. (The)	1,209	53,022

Tobacco – 1.6%
ITC Ltd. (A)	3,140	12,198
Philip Morris International, Inc.	472	38,139

		50,337

Total Consumer Staples – 7.9%		247,524
Energy

Integrated Oil & Gas – 1.6%
Royal Dutch Shell plc, Class A (A)	1,399	48,654

Oil & Gas Equipment & Services – 2.4%
Core Laboratories N.V.	162	20,396
Halliburton Co.	602	27,106
Schlumberger Ltd.	440	29,488

		76,990

Oil & Gas Exploration & Production – 2.4%
Cabot Oil & Gas Corp.	674	16,042
EOG Resources, Inc.	305	37,893
Noble Energy, Inc.	672	23,713

		77,648

Total Energy – 6.4%		203,292
Financials

Diversified Banks – 5.2%
Axis Bank Ltd. (A)	3,715	27,693
China Construction Bank Corp. (A)(B)	24,139	22,306
Industrial and Commercial Bank of China Ltd., H Shares (A)	28,746	21,507
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	4,629	26,384
Sberbank of Russia PJSC ADR (A)	953	13,753
Swedbank AB (A)	1,263	27,050
UniCredit S.p.A. (A)	1,449	24,195

		162,888

Investment Banking & Brokerage – 1.1%
Goldman Sachs Group, Inc. (The)	160	35,243

Life & Health Insurance – 2.5%
AIA Group Ltd. (A)	9,148	79,987

Multi-Line Insurance – 1.3%
Axa S.A. (A)	1,606	39,411

Multi-Sector Holdings – 0.9%
Berkshire Hathaway, Inc., Class B (B)	156	29,061

Property & Casualty Insurance – 1.2%
Tokio Marine Holdings, Inc. (A)	837	39,251

Regional Banks – 1.8%
KeyCorp	1,533	29,959
PNC Financial Services Group, Inc. (The)	208	28,136

		58,095

Total Financials – 14.0%		443,936

Health Care

Biotechnology – 1.0%
BioMarin Pharmaceutical, Inc. (B)	348	32,813

Health Care Equipment – 1.2%
Medtronic plc	441	37,728

Health Care Facilities – 1.2%
HCA Holdings, Inc.	375	38,524

Managed Health Care – 0.2%
UnitedHealth Group, Inc.	32	7,774

Pharmaceuticals – 3.0%
Bayer AG (A)	277	30,536
Pfizer, Inc.	1,758	63,769

		94,305

Total Health Care – 6.6%		211,144
Industrials

Aerospace & Defense – 3.2%
Airbus SE (A)	561	65,701
Lockheed Martin Corp.	118	34,753

		100,454

Construction & Engineering – 2.0%
Larsen & Toubro Ltd. (A)	1,830	34,066
Vinci (A)	312	30,004

		64,070

Electrical Components & Equipment – 0.9%
Schneider Electric S.A. (A)	333	27,752

Railroads – 1.3%
Union Pacific Corp.	278	39,345

Trading Companies & Distributors – 0.7%
Ferguson plc (A)	286	23,199

Total Industrials – 8.1%		254,820
Information Technology

Application Software – 3.8%
Adobe Systems, Inc. (B)	247	60,158
Intuit, Inc.	293	59,962

		120,120

Data Processing & Outsourced Services – 2.8%
FleetCor Technologies, Inc. (B)	144	30,430
Visa, Inc., Class A	437	57,946

		88,376

Electronic Equipment & Instruments – 0.6%
Keyence Corp. (A)	33	18,364

Internet Software & Services – 3.9%
Alibaba Group Holding Ltd. ADR (B)	175	32,486
Alphabet, Inc., Class A (B)	28	31,674
Baidu.com, Inc. ADR (B)	184	44,815
MercadoLibre, Inc.	55	16,313

		125,288

Semiconductor Equipment – 1.2%
ASML Holding N.V., Ordinary Shares (A)	196	38,894

Semiconductors – 2.6%
Broadcom Corp., Class A	66	16,091
Intel Corp.	474	23,578
QUALCOMM, Inc.	765	42,948

		82,617

Systems Software – 3.0%
Microsoft Corp.	959	94,522

Total Information Technology – 17.9%		568,181
Materials

Diversified Metals & Mining – 1.7%
BHP Billiton plc (A)	1,071	24,113
Glencore International plc (A)	6,243	29,828

		53,941

Total Materials – 1.7%		53,941
Telecommunication Services

Integrated Telecommunication Services – 1.0%
China Unicom Ltd. (A)	25,014	31,245

Total Telecommunication Services – 1.0%		31,245

TOTAL COMMON STOCKS – 72.8%		$2,307,207
(Cost: $2,410,513)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Cable & Satellite – 1.0%
Altice S.A.:
7.750%, 5–15–22 (C)(H)	$16,552	16,014
7.625%, 2–15–25 (C)(H)	17,344	15,957

		31,971

Total Consumer Discretionary – 1.0%		31,971

Consumer Staples

Drug Retail – 0.1%
CVS Health Corp., 4.300%, 3–25–28	5,517	5,440

Total Consumer Staples – 0.1%		5,440
Energy

Integrated Oil & Gas – 0.5%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
8.750%, 5–23–26	11,781	12,753
7.375%, 1–17–27	3,924	3,919

		16,672

Total Energy – 0.5%		16,672
Financials

Diversified Banks – 4.3%
Barclays plc, 7.875%, 12–29–49	13,672	14,125
BNP Paribas S.A., 7.625%, 12–29–49 (H)	7,846	8,189
HSBC Holdings plc:
6.875%, 12–29–49	14,580	15,072
6.250%, 9–23–66	1,576	1,547
ING Groep N.V., Certicaaten Van Aandelen, 6.000%, 10–16–66	16,395	16,316
Intesa Sanpaolo S.p.A., 5.710%, 1–15–26 (H)	8,359	7,641
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49	15,566	15,869
8.625%, 12–29–49	32,157	34,175
Societe Generale Group, 7.375%, 12–29–49 (H)	15,415	15,685
Standard Chartered plc, 7.500%, 12–29–49 (H)	9,224	9,455

		138,074

Diversified Capital Markets – 0.3%
Credit Suisse Group AG, 7.125%, 7–29–66	10,000	10,183

Specialized Finance – 0.1%
Syngenta Finance N.V.:
4.441%, 4–24–23 (H)	2,359	2,345
5.182%, 4–24–28 (H)	1,770	1,709

		4,054

Total Financials – 4.7%		152,311
Health Care

Pharmaceuticals – 0.7%
Teva Pharmaceutical Finance Co. LLC (GTD by Teva Pharmaceutical Industries Ltd.), 6.000%, 4–15–24 (C)	1,576	1,574
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7–21–23	11,820	10,206
3.150%, 10–1–26	11,832	9,506

		21,286

Total Health Care – 0.7%		21,286
Industrials

Aerospace & Defense – 0.6%
KLX, Inc., 5.875%, 12–1–22 (H)	19,613	20,373

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (H)	21,238	22,672

Total Industrials – 1.3%		43,045
Information Technology

Data Processing & Outsourced Services – 0.2%
Alliance Data Systems Corp., 5.375%, 8–1–22 (H)	8,140	8,180

Total Information Technology – 0.2%		8,180
Telecommunication Services

Integrated Telecommunication Services – 1.0%
Frontier Communications Corp.:
7.625%, 4–15–24	7,881	5,438
6.875%, 1–15–25 (C)	16,119	10,377
11.000%, 9–15–25	11,820	9,452
9.000%, 8–15–31	7,881	5,162

		30,429

Total Telecommunication Services – 1.0%		30,429

TOTAL CORPORATE DEBT SECURITIES – 9.5%		$309,334
(Cost: $313,073)

OTHER GOVERNMENT SECURITIES (I)
Argentina – 0.9%
Republic of Argentina:
4.625%, 1–11–23	24,469	21,545
5.875%, 1–11–28	7,900	6,419

		27,964

Luxembourg – 0.5%
Rumo Luxembourg S.a.r.l., 7.375%, 2–9–24 (H)	14,899	15,048

TOTAL OTHER GOVERNMENT SECURITIES – 1.4%		$43,012
(Cost: $47,611)

LOANS (J)
Consumer Discretionary

General Merchandise Stores – 0.3%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps), 5.530%, 2–3–24	7,813	7,805

Total Consumer Discretionary – 0.3%		7,805
Financials

Investment Banking & Brokerage – 0.1%
Jane Street Group LLC (ICE LIBOR plus 375 bps), 5.844%, 8–25–22 (G)	2,725	2,742

Property & Casualty Insurance – 1.0%
Hub International Ltd. (ICE LIBOR plus 300 bps), 5.360%, 4–25–25	1,950	1,937
USI, Inc. (ICE LIBOR plus 300 bps), 5.334%, 5–16–24	27,428	27,243

		29,180

Specialized Finance – 0.4%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps), 6.594%, 2–28–25	11,150	11,136

Total Financials – 1.5%		43,058
Health Care

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 5.350%, 8–31–24	9,019	8,987

Health Care Services – 0.2%
Heartland Dental LLC, 0.000%, 4–30–25 (G)(K)	772	767
Heartland Dental LLC (ICE LIBOR plus 375 bps), 5.844%, 4–30–25 (G)	5,147	5,115

		5,882

Total Health Care – 0.5%		14,869
Industrials

Construction & Engineering – 0.3%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.094%, 5–10–25	9,809	9,846

Total Industrials – 0.3%		9,846
Information Technology

Application Software – 0.4%
Avaya, Inc. (ICE LIBOR plus 425 bps), 6.323%, 12–15–24	11,761	11,768

Total Information Technology – 0.4%		11,768
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The), 0.000%, 5–31–25 (K)	15,712	15,644

Total Materials – 0.5%		15,644
Telecommunication Services

Integrated Telecommunication Services – 0.6%
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.094%, 10–10–24	19,726	19,637

Total Telecommunication Services – 0.6%		19,637

TOTAL LOANS – 4.1%		$122,627
(Cost: $122,665)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.5%
U.S. Treasury Notes:
0.125%, 4–15–21	28,270	27,833
0.625%, 1–15–26	46,104	45,848
0.125%, 7–15–26	5,259	5,037
1.000%, 2–15–46	31,269	32,192

		110,910

Treasury Obligations – 1.1%
U.S. Treasury Bonds, 2.750%, 8–15–47	36,882	35,157

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.6%		$146,067
(Cost: $149,720)

BULLION – 4.9%	Troy Ounces
Gold	125	156,630

(Cost: $147,611)

SHORT-TERM SECURITIES	Principal

Commercial Paper (L) – 1.9%
AT&T, Inc., 2.500%, 7–10–18	$10,000	9,993
Clorox Co. (The), 2.222%, 7–3–18	5,000	4,999
International Paper Co., 2.162%, 7–5–18	5,000	4,998
McCormick & Co., Inc., 2.410%, 7–10–18	3,000	2,998
Medtronic Global Holdings SCA, 2.141%, 7–2–18	5,000	4,999
Northern Illinois Gas Co., 2.252%, 7–6–18	3,750	3,748
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia), 2.230%, 7–31–18	4,000	3,993
Verizon Communications, Inc., 2.470%, 7–12–18	5,000	4,996
Virginia Electric and Power Co., 2.340%, 7–25–18	5,000	4,992
Wisconsin Electric Power Co.:
2.140%, 7–11–18	8,000	7,994
2.380%, 7–12–18	6,000	5,995

		59,705

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (M)	3,299	3,299

Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.850%, (N)(O)	9,055	9,055

Municipal Obligations – 0.1%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps), 1.540%, 7–1–18 (M)	1,895	1,895

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.970%, 7–7–18 (M)	1,500	1,500
1.960%, 7–7–18 (M)	5,500	5,500

		7,000

TOTAL SHORT-TERM SECURITIES – 2.6%		$80,954
(Cost: $80,960)

TOTAL INVESTMENT SECURITIES – 99.9%		$3,165,831
(Cost: $3,272,153)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		4,382

NET ASSETS – 100.0%		$3,170,213

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $10,507 are on loan.

(D)	Restricted securities. At June 30, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	$448,211	$—
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,531	4,039
			$616,742	$4,039

The total value of these securities represented 0.1% of net assets at June 30, 2018.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(G)	Securities whose value was determined using significant unobservable inputs.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $143,268 or 4.4% of net assets.

(I)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(L)	Rate shown is the yield to maturity at June 30, 2018.

(M)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	Investment made with cash collateral received from securities on loan.

(O)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$289,085	$—	$4,039
Consumer Staples	247,524	—	—
Energy	203,292	—	—
Financials	443,936	—	—
Health Care	211,144	—	—
Industrials	254,820	—	—
Information Technology	568,181	—	—
Materials	53,941	—	—
Telecommunication Services	31,245	—	—
Total Common Stocks	$2,303,168	$—	$4,039
Corporate Debt Securities	—	309,334	—
Other Government Securities	—	43,012	—
Loans	—	114,003	8,624
United States Government Obligations	—	146,067	—
Bullion	156,630	—	—
Short-Term Securities	9,055	71,899	—
Total	$2,468,853	$684,315	$12,663

During the period ended June 30, 2018, securities totaling $821,841 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2018 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$3,170,213	$156,631	4.94%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	3,170,213	6,697	0.21%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,272,153

Gross unrealized appreciation	578,725
Gross unrealized depreciation	(685,047)

Net unrealized depreciation	$(106,322)

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.3%
V.F. Corp.	98	$7,956

Automotive Retail – 1.3%
O’Reilly Automotive, Inc. (A)	135	36,836

Casinos & Gaming – 2.0%
Las Vegas Sands, Inc.	743	56,709

General Merchandise Stores – 1.3%
Dollar General Corp.	395	38,972

Home Improvement Retail – 2.0%
Lowe’s Co., Inc.	603	57,617

Hotels, Resorts & Cruise Lines – 0.9%
Carnival Corp.	459	26,325

Restaurants – 1.4%
YUM! Brands, Inc.	525	41,101

Total Consumer Discretionary – 9.2%		265,516
Consumer Staples

Brewers – 0.7%
Anheuser-Busch InBev S.A. ADR (B)	211	21,255

Packaged Foods & Meats – 1.4%
General Mills, Inc.	459	20,295
Hershey Foods Corp.	209	19,436

		39,731

Tobacco – 0.8%
Philip Morris International, Inc.	268	21,614

Total Consumer Staples – 2.9%		82,600
Energy

Integrated Oil & Gas – 1.8%
Chevron Corp.	417	52,664

Oil & Gas Equipment & Services – 1.7%
Schlumberger Ltd.	744	49,844

Oil & Gas Exploration & Production – 0.5%
Cimarex Energy Co.	151	15,403

Oil & Gas Storage & Transportation – 1.0%
Enterprise Products Partners L.P.	1,072	29,666

Total Energy – 5.0%		147,577
Financials

Asset Management & Custody Banks – 1.3%
Blackstone Group L.P. (The)	1,149	36,954

Diversified Banks – 2.3%
Northern Trust Corp.	439	45,200
U.S. Bancorp	439	21,951

		67,151

Financial Exchanges & Data – 2.0%
Intercontinental Exchange, Inc.	795	58,491

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The)	176	38,787

Other Diversified Financial Services – 1.9%
JPMorgan Chase & Co.	522	54,439

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	409	55,195

Total Financials – 10.7%		311,017
Health Care

Biotechnology – 2.3%
Biogen, Inc. ( A)	118	34,234
BioMarin Pharmaceutical, Inc. ( A)	328	30,907

		65,141

Health Care Equipment – 1.3%
Medtronic plc	448	38,375

Health Care Services – 1.6%
Laboratory Corp. of America Holdings (A)	268	48,168

Managed Health Care – 2.8%
Anthem, Inc.	117	27,860
UnitedHealth Group, Inc.	223	54,625

		82,485

Pharmaceuticals – 2.0%
Jazz Pharmaceuticals plc (A)	170	29,265
Pfizer, Inc.	777	28,190

		57,455

Total Health Care – 10.0%		291,624

Industrials

Aerospace & Defense – 2.9%
Boeing Co. (The)	60	20,282
TransDigm Group, Inc.	118	40,864
United Technologies Corp.	176	21,999

		83,145

Agricultural & Farm Machinery – 1.0%
Deere & Co.	198	27,722

Airlines – 1.2%
Delta Air Lines, Inc.	683	33,833

Electrical Components & Equipment – 0.8%
Emerson Electric Co.	325	22,436

Railroads – 2.0%
Union Pacific Corp.	417	59,109

Research & Consulting Services – 0.8%
Verisk Analytics, Inc., Class A (A)	214	23,040

Trucking – 1.4%
Knight Transportation, Inc.	1,091	41,668

Total Industrials – 10.1%		290,953
Information Technology

Application Software – 1.9%
Autodesk, Inc. (A)	420	55,058

Data Processing & Outsourced Services – 1.7%
MasterCard, Inc., Class A	249	48,923

IT Consulting & Other Services – 0.9%
Cognizant Technology Solutions Corp., Class A	323	25,538

Semiconductors – 5.1%
Broadcom Corp., Class A	210	50,930
Integrated Device Technology, Inc. (A)	796	25,375
Intel Corp.	704	35,013
QUALCOMM, Inc.	669	37,556

		148,874

Systems Software – 1.9%
Microsoft Corp.	559	55,113

Total Information Technology – 11.5%		333,506
Materials

Commodity Chemicals – 1.2%
LyondellBasell Industries N.V., Class A	322	35,383

Specialty Chemicals – 2.4%
Ecolab, Inc.	245	34,346
PPG Industries, Inc.	338	35,071

		69,417

Total Materials – 3.6%		104,800

TOTAL COMMON STOCKS – 63.0%		$1,827,593
(Cost: $1,436,012)

PREFERRED STOCKS
Energy

Integrated Oil & Gas – 1.4%
Hess Corp., Convertible, 8.000%	555	41,825

Total Energy – 1.4%		41,825
Industrials

Environmental & Facilities Services – 0.8%
Stericycle, Inc., 5.250%	445	21,876

Total Industrials – 0.8%		21,876
Materials

Commodity Chemicals – 0.7%
A. Schulman, Inc., Convertible, 6.000%	18	18,900

Total Materials – 0.7%		18,900

TOTAL PREFERRED STOCKS – 2.9%		$82,601
(Cost: $86,415)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust,
3.650%, 7–21–27	$4,250	3,868
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 1–15–25	2,000	1,876
3.875%, 1–23–28	2,750	2,532
American Airlines Class AA Pass Through Certificates, Series 2017-2,
3.350%, 10–15–29	4,000	3,859
Norwegian Air Shuttle 2016-1, Class A,
4.875%, 5–10–28 (C)	1,858	1,769

TOTAL ASSET-BACKED SECURITIES – 0.5%		$13,904
(Cost: $14,864)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.2%
Lear Corp.,
3.800%, 9–15–27	5,250	4,927

Automobile Manufacturers – 0.1%
General Motors Co.,
4.200%, 10–1–27	2,500	2,396

Broadcasting – 0.1%
Discovery Communications LLC:
3.300%, 5–15–22	1,800	1,769
2.950%, 3–20–23	2,000	1,912

		3,681

Cable & Satellite – 0.1%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.375%, 4–1–38	1,000	944
Comcast Corp. (GTD by Comcast Cable Communicationsand NBCUniversal),
3.900%, 3–1–38	3,500	3,186

		4,130

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.350%, 2–15–28	3,500	3,128

Hotels, Resorts & Cruise Lines – 0.4%
Marriott International, Inc.,
4.000%, 4–15–28	1,500	1,464
Royal Caribbean Cruises Ltd.,
3.700%, 3–15–28	5,000	4,616
Wyndham Worldwide Corp.:
4.150%, 4–1–24	1,500	1,476
4.500%, 4–1–27	4,000	3,900

		11,456

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.,
2.800%, 8–22–24	4,000	3,814

Restaurants – 0.0%
McDonalds Corp.,
4.450%, 3–1–47	1,000	992

Total Consumer Discretionary – 1.1%		34,524
Consumer Staples

Brewers – 0.1%
Molson Coors Brewing Co.,
3.000%, 7–15–26	2,300	2,089

Distillers & Vintners – 0.4%
Bacardi Ltd.,
4.450%, 5–15–25 (C)	2,750	2,740
Constellation Brands, Inc.:
2.650%, 11–7–22	8,000	7,670
3.600%, 2–15–28	2,000	1,890

		12,300

Drug Retail – 0.0%
CVS Health Corp.,
4.100%, 3–25–25	1,000	995

Food Distributors – 0.1%
Sysco Corp.:
3.550%, 3–15–25	1,500	1,469
4.450%, 3–15–48	1,500	1,449

		2,918

Household Products – 0.2%
Clorox Co. (The),
3.100%, 10–1–27	3,000	2,820
Colgate–Palmolive Co.,
3.700%, 8–1–47 (B)	2,500	2,334

		5,154

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (C)	6,400	6,330

Total Consumer Staples – 1.0%		29,786
Energy

Integrated Oil & Gas – 0.5%
Hess Corp.,
4.300%, 4–1–27	12,450	12,037
Petroleos Mexicanos,
5.350%, 2–12–28 (C)	1,500	1,416

		13,453

Oil & Gas Drilling – 0.8%
Nabors Industries Ltd., Convertible,
0.750%, 1–15–24	29,100	22,841

Oil & Gas Equipment & Services – 0.1%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
3.337%, 12–15–27	3,000	2,790

Oil & Gas Exploration & Production – 0.4%
Concho Resources, Inc.,
4.375%, 1–15–25	10,900	10,944

Oil & Gas Storage & Transportation – 1.6%
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (C)	8,340	8,077
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	20,013	17,011
MPLX L.P.,
4.000%, 3–15–28	2,000	1,902
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	5,500	5,479
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10–1–27	3,000	2,803
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3–15–48 (C)	2,000	1,922
Williams Partners L.P.:
3.600%, 3–15–22	5,000	4,974
3.750%, 6–15–27	2,000	1,888
4.850%, 3–1–48	1,500	1,428

		45,484

Total Energy – 3.4%		95,512
Financials

Asset Management & Custody Banks – 0.3%
Ares Capital Corp.:
4.875%, 11–30–18	300	302
4.250%, 3–1–25	10,000	9,615

		9,917

Consumer Finance – 0.9%
Capital One Financial Corp.,
3.300%, 10–30–24	7,000	6,646
Ford Motor Credit Co. LLC:
2.979%, 8–3–22	3,000	2,887
3.815%, 11–2–27 (B)	2,500	2,313
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4–10–22	1,500	1,474
3.700%, 5–9–23	1,850	1,817
3.500%, 11–7–24	3,500	3,331
4.350%, 4–9–25	1,000	985
3.850%, 1–5–28	4,000	3,695
Hyundai Capital America,
2.550%, 4–3–20 (C)	2,500	2,457

		25,605

Diversified Banks – 2.9%
Australia and New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (C)	11,950	11,711
Bank of America Corp.:
3.419%, 12–20–28	1,000	941
5.875%, 9–15–66	1,000	978
Bank of America Corp. (3-Month U.S. LIBOR plus 363 bps),
5.989%, 7–29–49 (D)	5,442	5,465
Bank of Montreal,
3.803%, 12–15–32	9,000	8,337
Barclays plc,
5.200%, 5–12–26	8,200	8,055
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (C)	5,750	5,697
HSBC Holdings plc,
3.400%, 3–8–21	8,750	8,746
ING Bank N.V.,
2.500%, 10–1–19 (C)	2,500	2,482
Mizuho Bank Ltd.,
2.650%, 9–25–19 (C)	1,700	1,691
Santander Holdings USA, Inc.,
3.400%, 1–18–23	2,000	1,930
Societe Generale S.A.,
4.250%, 4–14–25 (C)	4,500	4,319
Standard Chartered plc,
2.250%, 4–17–20 (C)	16,600	16,239
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	2,000	1,977
U.S. Bancorp,
3.100%, 4–27–26	4,400	4,149

		82,717

Investment Banking & Brokerage – 1.2%
BGC Partners, Inc.,
5.375%, 12–9–19	4,500	4,583
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	6,500	6,430
Goldman Sachs Group, Inc. (The):
2.905%, 7–24–23	6,000	5,778
3.272%, 9–29–25	7,000	6,650
5.700%, 12–29–49	2,300	2,332
Morgan Stanley,
3.591%, 7–22–28	9,000	8,551

		34,324

Life & Health Insurance – 0.3%
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9–30–47 (C)	5,000	4,574
Sumitomo Life Insurance Co.,
4.000%, 9–14–77 (C)	5,000	4,663

		9,237

Multi-Line Insurance – 0.3%
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	9,500	9,339

Other Diversified Financial Services – 1.9%
Citigroup, Inc.:
5.950%, 12–29–49	14,600	14,788
6.250%, 12–29–49	7,250	7,522
JPMorgan Chase & Co.:
5.000%, 12–29–49	7,700	7,739
5.300%, 11–1–65	2,750	2,801

JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
5.829%, 4–29–49 (D)	14,260	14,396
PennantPark Investment Corp.,
4.500%, 10–1–19	9,000	9,033

		56,279

Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3–15–21	3,800	3,739
Markel Corp.,
3.500%, 11–1–27	4,000	3,711

		7,450

Regional Banks – 1.0%
Citizens Financial Group, Inc.,
3.750%, 7–1–24	14,900	14,379
PNC Bank N.A.,
3.250%, 6–1–25	6,500	6,320
SunTrust Banks, Inc.,
5.625%, 12–29–49 (B)	7,600	7,810

		28,509

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (C)	5,300	5,543
Syngenta Finance N.V.,
5.182%, 4–24–28 (C)	3,300	3,186

		8,729

Total Financials – 9.4%		272,106
Health Care

Biotechnology – 0.2%
Amgen, Inc.,
2.125%, 5–1–20	7,000	6,881

Health Care Distributors – 0.1%
AmerisourceBergen Corp.,
3.450%, 12–15–27	3,000	2,763

Health Care Equipment – 0.2%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	4,650	4,605

Health Care Services – 0.3%
Quest Diagnostics, Inc.,
3.450%, 6–1–26	8,220	7,815

Health Care Supplies – 0.2%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9–23–23	7,000	6,582

Pharmaceuticals – 0.9%
AbbVie, Inc.,
3.200%, 5–14–26	5,740	5,353
Celgene Corp.,
3.450%, 11–15–27	4,500	4,136
Forest Laboratories, Inc.,
5.000%, 12–15–21 (C)	7,500	7,759
Johnson & Johnson,
3.400%, 1–15–38	9,000	8,494

		25,742

Total Health Care – 1.9%		54,388
Industrials

Aerospace & Defense – 0.3%
Huntington Ingalls Industries, Inc.,
3.483%, 12–1–27	4,000	3,759
Northrop Grumman Corp.,
3.250%, 1–15–28	5,500	5,175

		8,934

Agricultural & Farm Machinery – 0.1%
CNH Industrial N.V.,
3.850%, 11–15–27	3,000	2,797

Air Freight & Logistics – 0.1%
FedEx Corp.,
4.050%, 2–15–48	3,500	3,138

Airlines – 0.4%
Aviation Capital Group LLC,
3.500%, 11–1–27 (C)	8,250	7,551
Southwest Airlines Co.,
2.650%, 11–5–20	5,525	5,461

		13,012

Building Products – 0.1%
Owens Corning,
4.400%, 1–30–48	3,200	2,670

Electrical Components & Equipment – 0.2%

Hubbell, Inc.,
3.500%, 2–15–28	7,000	6,697

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
3.150%, 11–15–27	6,000	5,632

Industrial Conglomerates – 0.1%
3M Co.,
2.875%, 10–15–27	3,000	2,837

Industrial Machinery – 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
3.750%, 8–21–28	5,000	4,862

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	1,649	1,619

Total Industrials – 1.7%		52,198

Information Technology

Internet Software & Services – 0.0%
Tencent Holdings Ltd.,
3.595%, 1–19–28 (C)	550	520

IT Consulting & Other Services – 0.2%
Keysight Technologies, Inc.,
4.600%, 4–6–27	4,500	4,518

Total Information Technology – 0.2%		5,038
Materials

Diversified Metals & Mining – 0.2%
Anglo American Capital plc,
3.625%, 9–11–24 (C)	2,000	1,893
Anglo American plc,
4.125%, 4–15–21 (C)	3,500	3,530

		5,423

Fertilizers & Agricultural Chemicals – 0.2%
Mosaic Co. (The),
4.050%, 11–15–27	6,000	5,732

Metal & Glass Containers – 0.4%
BakerCorp International, Inc.,
8.250%, 6–1–19	10,693	10,345
Ball Corp.,
4.875%, 3–15–26	2,500	2,491

		12,836

Paper Packaging – 0.3%
Packaging Corp. of America,
3.400%, 12–15–27	3,500	3,300
WestRock Co.,
3.000%, 9–15–24 (C)	7,000	6,633

		9,933

Specialty Chemicals – 0.2%
Ecolab, Inc.:
3.250%, 12–1–27	3,000	2,871
3.950%, 12–1–47	3,000	2,866

		5,737

Total Materials – 1.3%		39,661
Real Estate

Health Care REITs – 0.2%
Senior Housing Properties Trust,
4.750%, 2–15–28	5,500	5,312

Industrial REITs – 0.1%
Air Lease Corp.,
3.250%, 3–1–25	3,500	3,238

Specialized REITs – 1.2%
American Tower Corp.:
2.250%, 1–15–22	10,500	10,036
4.700%, 3–15–22	2,540	2,618
3.375%, 10–15–26	5,080	4,700
3.600%, 1–15–28	4,500	4,168
American Tower Trust I,
3.652%, 3–23–28 (C)	2,000	1,970
Crown Castle International Corp.:
5.250%, 1–15–23	2,217	2,322
3.200%, 9–1–24	1,000	944
3.700%, 6–15–26	4,200	3,959
3.650%, 9–1–27	4,000	3,719

		34,436

Total Real Estate – 1.5%		42,986
Telecommunication Services

Integrated Telecommunication Services – 0.4%
AT&T, Inc.:
4.125%, 2–17–26	2,850	2,786
4.900%, 8–15–37 (C)	500	474
5.150%, 2–15–50 (C)	3,000	2,797
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC,
4.738%, 3–20–25 (C)	1,500	1,489
Verizon Communications, Inc.,
4.500%, 8–10–33	4,000	3,875

		11,421

Total Telecommunication Services – 0.4%		11,421
Utilities

Electric Utilities – 0.5%
Duke Energy Corp.,
3.150%, 8–15–27	2,500	2,319
Edison International,
4.125%, 3–15–28	2,000	1,968
Entergy Texas, Inc.,
2.550%, 6–1–21	3,900	3,813
Exelon Corp.,
2.450%, 4–15–21	4,300	4,179
Kansas City Power & Light Co.,
4.200%, 3–15–48	1,000	982

		13,261

Multi-Utilities – 0.1%
Berkshire Hathaway Energy Co.:
3.250%, 4–15–28	1,000	951
3.800%, 7–15–48	3,000	2,747

		3,698

Total Utilities – 0.6%		16,959

TOTAL CORPORATE DEBT SECURITIES – 22.5%		$654,579
(Cost: $678,383)

OTHER GOVERNMENT SECURITIES (E)
Mexico – 0.1%
United Mexican States,
3.750%, 1–11–28	2,000	1,891

Spain – 0.1%
Telefonica Emisiones S.A.U.,
4.665%, 3–6–38	1,500	1,402

TOTAL OTHER GOVERNMENT SECURITIES – 0.2%		$3,293
(Cost: $3,492)

LOANS (D)
Industrials

Industrial Machinery – 0.4%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.834%, 1–30–23 (F)	10,981	10,981

Total Industrials – 0.4%		10,981

TOTAL LOANS – 0.4%		$10,981
(Cost: $10,812)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.0%
National Archives Facility Trust,
8.500%, 9–1–19	597	619

Mortgage-Backed Obligations – 1.4%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12–1–31	23	25
6.500%, 1–1–32	27	30
4.500%, 6–1–44	7,901	8,280
3.000%, 6–15–45	10,120	10,066
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	3	3
4.500%, 9–1–19	80	80
6.500%, 10–1–28	27	29
6.500%, 2–1–29	4	5
3.500%, 6–25–29	6,059	6,131
7.000%, 11–1–31	35	39
6.500%, 2–1–32	27	30
7.000%, 2–1–32	40	45
7.000%, 3–1–32	18	21
7.000%, 7–1–32	24	26
6.500%, 9–1–32	22	24
5.500%, 5–1–33	17	19
5.500%, 6–1–33	16	17
4.500%, 11–1–43	6,770	7,138
3.000%, 10–25–46	9,945	9,803
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	1	1
6.500%, 8–15–28	9	10

		41,822

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%		$42,441
(Cost: $44,598)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.9%
U.S. Treasury Notes:
0.125%, 7–15–26	42,332	40,549
2.125%, 2–15–40	37,558	47,193
1.000%, 2–15–46	25,272	26,018

		113,760

Treasury Obligations – 1.0%
U.S. Treasury Bonds:
2.250%, 11–15–25	3,120	3,000
3.750%, 8–15–41	1,750	1,979
2.750%, 11–15–47	8,000	7,625
U.S. Treasury Notes:
2.000%, 10–31–22	4,000	3,883
2.875%, 4–30–25	1,500	1,506
2.875%, 5–31–25	8,300	8,330
2.750%, 2–15–28	1,250	1,239

		27,562

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.9%		$141,322
(Cost: $144,609)

SHORT-TERM SECURITIES
Commercial Paper (G) – 2.5%
DTE Gas Co.,
2.252%, 7–3–18	5,000	4,999
Hewlett Packard Enterprise Corp.,
2.110%, 7–12–18	12,000	11,991
International Paper Co.:
2.201%, 7–3–18	5,000	4,999
2.162%, 7–5–18	10,000	9,996
2.460%, 7–13–18	5,000	4,996
J.M. Smucker Co. (The),
2.200%, 7–2–18	5,307	5,306
Northern Illinois Gas Co.:
2.101%, 7–2–18	5,000	4,999
2.460%, 7–13–18	8,000	7,993
Virginia Electric and Power Co.,
2.340%, 7–25–18	5,000	4,992
Wisconsin Electric Power Co.:
2.261%, 7–5–18	5,000	4,998
2.140%, 7–11–18	8,000	7,994

		73,263

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (H)	6,467	6,467

Money Market Funds – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund-Institutional Shares,
1.850%, (I)(J)	5,713	5,713

TOTAL SHORT-TERM SECURITIES – 2.9%		$85,443
(Cost: $85,450)

TOTAL INVESTMENT SECURITIES – 98.7%		$2,862,157
(Cost: $2,504,635)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		37,717

NET ASSETS – 100.0%		$2,899,874

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $5,586 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $119,432 or 4.2% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	Rate shown is the yield to maturity at June 30, 2018.

(H)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Investment made with cash collateral received from securities on loan.

(J)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,827,593	$—	$—
Preferred Stocks	63,701	18,900	—
Asset-Backed Securities	—	13,904	—
Corporate Debt Securities	—	654,579	—
Other Government Securities	—	3,293	—
Loans	—	—	10,981
United States Government Agency Obligations	—	42,441	—
United States Government Obligations	—	141,322	—
Short-Term Securities	5,713	79,730	—
Total	$1,897,007	$954,169	$10,981

During the period ended June 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,504,635

Gross unrealized appreciation	428,683
Gross unrealized depreciation	(71,161)

Net unrealized appreciation	$357,522

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 1.9%
Magna International, Inc.	1,543	$89,671

Broadcasting – 1.2%
Discovery Holding Co., Class A (A)(B)	2,087	57,398

Casinos & Gaming – 1.0%
Las Vegas Sands, Inc.	585	44,663

General Merchandise Stores – 0.7%
Dollar Tree, Inc. (A)	403	34,281

Home Improvement Retail – 2.9%
Home Depot, Inc. (The)	682	132,977

Internet & Direct Marketing Retail – 2.6%
Amazon.com, Inc. (A)	70	118,136

Leisure Facilities – 1.4%
Vail Resorts, Inc.	244	66,793

Total Consumer Discretionary – 11.7%		543,919
Consumer Staples

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corp.	480	100,311

Soft Drinks – 0.8%
Monster Beverage Corp. (A)	687	39,382

Tobacco – 1.4%
Philip Morris International, Inc.	794	64,134

Total Consumer Staples – 4.4%		203,827
Energy

Integrated Oil & Gas – 2.1%
Suncor Energy, Inc.	2,308	93,869

Oil & Gas Exploration & Production – 4.7%
ConocoPhillips	1,636	113,870
EOG Resources, Inc.	447	55,645
Pioneer Natural Resources Co.	259	49,044

		218,559

Total Energy – 6.8%		312,428
Financials

Asset Management & Custody Banks – 1.5%
Blackstone Group L.P. (The)	2,176	70,015

Diversified Banks – 1.8%
Bank of America Corp.	2,918	82,261

Financial Exchanges & Data – 2.5%
CME Group, Inc.	706	115,711

Investment Banking & Brokerage – 2.5%
Morgan Stanley	2,416	114,528

Other Diversified Financial Services – 4.7%
Citigroup, Inc.	1,336	89,405
JPMorgan Chase & Co.	1,225	127,666

		217,071

Total Financials – 13.0%		599,586
Health Care

Health Care Equipment – 1.4%
Intuitive Surgical, Inc. (A)	141	67,227

Managed Health Care – 4.0%
Cigna Corp.	131	22,178
UnitedHealth Group, Inc.	662	162,317

		184,495

Pharmaceuticals – 3.3%
Eli Lilly and Co.	811	69,202
Zoetis, Inc.	970	82,609

		151,811

Total Health Care – 8.7%		403,533
Industrials

Aerospace & Defense – 7.9%
Airbus SE (C)	1,059	123,980
Lockheed Martin Corp.	274	81,037
Northrop Grumman Corp.	181	55,786
United Technologies Corp.	850	106,313

		367,116

Railroads – 1.3%
Norfolk Southern Corp.	388	58,507

Trucking – 2.3%
J.B. Hunt Transport Services, Inc.	873	106,101

Total Industrials – 11.5%		531,724
Information Technology

Application Software – 3.6%
Adobe Systems, Inc. (A)	482	117,614
Intuit, Inc.	234	47,787

		165,401

Data Processing & Outsourced Services – 7.2%
MasterCard, Inc., Class A	489	96,049
PayPal, Inc. (A)	1,574	131,059
Visa, Inc., Class A	820	108,634

		335,742

Electronic Manufacturing Services – 1.8%
TE Connectivity Ltd.	915	82,414

Home Entertainment Software – 3.8%
Electronic Arts, Inc. (A)	653	92,100
Take-Two Interactive Software, Inc. (A)	713	84,415

		176,515

Internet Software & Services – 2.2%
Alphabet, Inc., Class A (A)	92	103,659

Semiconductor Equipment – 2.8%
Applied Materials, Inc.	1,784	82,398
ASML Holding N.V., NY Registry Shares	235	46,543

		128,941

Semiconductors – 4.3%
Analog Devices, Inc.	903	86,606
Broadcom Corp., Class A	457	110,887

		197,493

Systems Software – 5.7%
Microsoft Corp.	2,689	265,123

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	774	143,201

Total Information Technology – 34.5%		1,598,489
Materials

Commodity Chemicals – 2.1%
LyondellBasell Industries N.V., Class A	902	99,084

Diversified Chemicals – 2.0%
Dow Chemical Co. (The)	1,363	89,836

Total Materials – 4.1%		188,920
Utilities

Electric Utilities – 0.7%
NextEra Energy, Inc.	203	33,930

Total Utilities – 0.7%		33,930

TOTAL COMMON STOCKS – 95.4%		$4,416,356
(Cost: $3,268,120)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 3.1%
AT&T, Inc., 2.500%, 7–10–18	$20,000	19,986
Hewlett Packard Enterprise Corp., 2.110%, 7–12–18	15,000	14,989
International Paper Co.:
2.162%, 7–5–18	5,000	4,998
2.500%, 7–10–18	4,150	4,147
McCormick & Co., Inc., 2.410%, 7–10–18	8,000	7,995
McDonalds Corp., 2.440%, 7–24–18	22,745	22,708
Medtronic Global Holdings SCA, 2.350%, 7–16–18	6,186	6,180
Northern Illinois Gas Co.:
2.202%, 7–5–18	10,000	9,996
2.252%, 7–9–18	2,750	2,748
PacifiCorp, 2.100%, 7–2–18	1,708	1,708
Virginia Electric and Power Co.:
2.390%, 7–11–18	5,000	4,996
2.340%, 7–17–18	5,000	4,995
Wisconsin Electric Power Co.:
2.261%, 7–5–18	15,000	14,995
2.140%, 7–11–18	8,000	7,994
2.380%, 7–12–18	6,000	5,995
Wisconsin Gas LLC, 2.273%, 7–9–18	10,000	9,994

		144,424

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (E)	8,477	8,477

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.850%, (F)(G)	6,635	6,635

Municipal Obligations – 0.3%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps), 1.360%, 7–7–18 (E)	8,000	8,000
University of California (1-Month U.S. LIBOR plus 8 bps), 1.930%, 7–7–18 (E)	8,000	8,000

		16,000

United States Government Agency Obligations – 0.6%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.960%, 7–7–18 (E)	18,600	18,600
2.000%, 7–7–18 (E)	7,849	7,849

		26,449

TOTAL SHORT-TERM SECURITIES – 4.3%		$201,985
(Cost: $202,002)

TOTAL INVESTMENT SECURITIES – 99.7%		$4,618,341
(Cost: $3,470,122)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		11,632

NET ASSETS – 100.0%		$4,629,973

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $6,320 are on loan.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at June 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	88,566	U.S. Dollar	109,856	7-5-18	Citibank N.A.	$6,413	$—
Euro	13,597	U.S. Dollar	16,591	7-5-18	Deutsche Bank AG	710	—
						$7,123	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,416,356	$—	$—
Short-Term Securities	6,635	195,350	—
Total	$4,422,991	$195,350	$—
Forward Foreign Currency Contracts	$—	$7,123	$—
During the period ended June 30, 2018, securities totaling $128,213 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,470,122

Gross unrealized appreciation	1,172,917
Gross unrealized depreciation	(24,698)

Net unrealized appreciation	$1,148,219

SCHEDULE OF INVESTMENTS Ivy Cundill Global Value Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Consumer Discretionary – 1.7%
Hudson’s Bay Co.	324	$2,890

Total Canada – 1.7%		$2,890
China

Information Technology – 3.1%
Baidu.com, Inc. ADR (A)	22	5,338

Telecommunication Services – 1.5%
China Mobile Ltd.	295	2,621

Total China – 4.6%		$7,959
France

Health Care – 2.6%
Sanofi-Aventis	55	4,428

Industrials – 2.5%
Compagnie de Saint-Gobain	54	2,429
Vinci	20	1,883

		4,312

Total France – 5.1%		$8,740
Hong Kong

Real Estate – 2.4%
Cheung Kong (Holdings) Ltd.	387	4,099

Total Hong Kong – 2.4%		$4,099
Japan

Information Technology – 2.9%
Hitachi Ltd.	721	5,090

Telecommunication Services – 2.2%
SoftBank Group Corp.	51	3,701

Total Japan – 5.1%		$8,791
Luxembourg

Energy – 2.5%
Tenaris S.A.	234	4,301

Total Luxembourg – 2.5%		$4,301
Norway

Energy – 1.4%
Nordic American Offshore Ltd. (B)	2,064	2,374

Total Norway – 1.4%		$2,374
South Korea

Information Technology – 2.8%
Samsung Electronics Co. Ltd.	117	4,876

Materials – 1.9%
POSCO	11	3,221

Total South Korea – 4.7%		$8,097
Switzerland

Financials – 1.0%
UBS Group AG	112	1,733

Health Care – 1.8%
Novartis AG, Registered Shares	40	3,056

Total Switzerland – 2.8%		$4,789
United Kingdom

Consumer Discretionary – 1.3%
Fiat S.p.A. (A)	119	2,267

Financials – 4.5%
Barclays plc	1,343	3,350
Standard Chartered plc	488	4,463

		7,813

Industrials – 1.6%
Weir Group plc (The)	104	2,748

Total United Kingdom – 7.4%		$12,828

United States

Consumer Discretionary – 10.7%
Advance Auto Parts, Inc.	30	4,096
BorgWarner, Inc.	68	2,954
Discovery, Inc. (A)	189	4,832
Liberty Global, Inc., Series A (A)	201	5,541
Twenty-First Century Fox, Inc., Class A	20	975

		18,398

Consumer Staples – 2.8%
CVS Caremark Corp.	43	2,790
Philip Morris International, Inc.	25	2,045

		4,835

Energy – 5.1%
Chesapeake Energy Corp. (A)(B)	399	2,091
Halliburton Co.	46	2,068
Rowan Cos., Inc. (A)	100	1,619
RPC, Inc.	208	3,031

		8,809

Financials – 20.1%
Bank of America Corp.	359	10,131
Citigroup, Inc.	149	9,994
Goldman Sachs Group, Inc. (The)	19	4,226
Wells Fargo & Co.	185	10,277

		34,628

Health Care – 5.8%
Allergan plc	22	3,708
Da Vita, Inc. (A)	47	3,247
HCA Holdings, Inc.	31	3,147

		10,102

Industrials – 7.5%
Bristow Group, Inc.	590	8,324
General Electric Co.	96	1,310
Union Pacific Corp.	11	1,597
Westinghouse Air Brake Technologies Corp.	17	1,722

		12,953

Information Technology – 3.0%
International Business Machines Corp.	37	5,145

Materials – 2.3%
Compass Minerals International, Inc.	62	4,051

Total United States – 57.3%		$98,921

TOTAL COMMON STOCKS – 95.0%		$163,789
(Cost: $136,271)

PREFERRED STOCKS
United States

Energy – 4.7%
Chesapeake Energy Corp., 5.750%, Cumulative	2	1,536
Chesapeake Energy Corp., 5.750%, Series A Cumulative	11	6,549

		8,085

Total United States – 4.7%		$8,085

TOTAL PREFERRED STOCKS – 4.7%		$8,085
(Cost: $9,876)

SHORT-TERM SECURITIES	Principal
Money Market Funds – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 1.850%, (C)(D)	$1,649	1,649

TOTAL SHORT-TERM SECURITIES – 1.0%		$1,649
(Cost: $1,649)

TOTAL INVESTMENT SECURITIES – 100.7%		$173,523
(Cost: $147,796)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(1,197)

NET ASSETS – 100.0%		$172,326

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,553 are on loan.

(C)	Rate shown is the annualized 7-day yield at June 30, 2018.

(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$163,789	$—	$—
Preferred Stocks	—	8,085	—
Short-Term Securities	1,649	—	—
Total	$165,438	$8,085	$—

During the period ended June 30, 2018, securities totaling $57,107 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$147,796

Gross unrealized appreciation	36,332
Gross unrealized depreciation	(10,605)

Net unrealized appreciation	$25,727

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Equity Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Argentina

Energy – 0.8%
YPF Sociedad Anonima ADR	1,371	$18,615

Total Argentina – 0.8%		$18,615
Brazil

Financials – 3.0%
Banco Bradesco S.A.	3,315	22,906
Banco do Brasil S.A.	3,395	24,920
Itau Unibanco Holdings S.A.	2,268	23,494

		71,320

Health Care – 0.4%
Hypermarcas S.A.	1,481	10,524

Information Technology – 1.6%
MercadoLibre, Inc.	130	38,936

Materials – 2.4%
Vale S.A.	4,420	56,311

Total Brazil – 7.4%		$177,091
China

Consumer Discretionary – 2.7%
Ctrip.com International Ltd. (A)	721	34,339
Geely Automobile Holdings Ltd.	12,653	32,820

		67,159

Consumer Staples – 1.4%
Kweichow Moutai Co. Ltd., A Shares	300	33,096

Financials – 6.9%
BOC Hong Kong (Holdings) Ltd., H Shares	93,452	46,335
China International Capital Corp. Ltd., H Shares (B)	20,439	36,421
Industrial and Commercial Bank of China Ltd., H Shares	59,189	44,285
Ping An Insurance (Group) Co. of China Ltd., H Shares (B)	4,363	40,151

		167,192

Health Care – 1.0%
BeiGene Ltd. ADR (A)(B)	158	24,316

Industrials – 1.4%
Han’s Laser Technology Industry Group Co. Ltd., A Shares	2,816	22,576
ZTO Express (Cayman), Inc. ADR	603	12,065

		34,641

Information Technology – 16.5%
Alibaba Group Holding Ltd. ADR (A)	750	139,118
Baidu.com, Inc. ADR (A)	225	54,733
Hangzou Hikvision Digital Technology Co. Ltd., A Shares	7,000	39,181
Sunny Optical Technology (Group) Co. Ltd.	3,208	59,691
Tencent Holdings Ltd.	2,084	104,590

		397,313

Real Estate – 2.8%
China Overseas Land & Investment Ltd.	12,718	41,905
Logan Property Holdings Co. Ltd.	18,748	25,377

		67,282

Total China – 32.7%		$790,999
Hong Kong

Consumer Discretionary – 2.0%
Galaxy Entertainment Group	6,186	47,901

Consumer Staples – 1.8%
China Resources Beer (Holdings) Co. Ltd.	8,958	43,501

Total Hong Kong – 3.8%		$91,402
India

Consumer Discretionary – 2.6%
Maruti Suzuki India Ltd.	349	44,945
Page Industries Ltd.	40	16,123

		61,068

Energy – 3.1%
Reliance Industries Ltd.	5,264	74,716

Financials – 3.0%
HDFC Bank Ltd.	1,414	43,504
Kotak Mahindra Bank Ltd.	878	17,216
RBL Bank Ltd.	1,411	11,368

		72,088

Industrials – 1.5%
Ashok Leyland Ltd.	1,860	3,415
Havells India Ltd.	1,352	10,725
Larsen & Toubro Ltd.	1,137	21,160

		35,300

Information Technology – 1.2%
Tata Consultancy Services Ltd.	1,061	28,622

Utilities – 0.8%
GAIL (India) Ltd.	3,849	19,115

Total India – 12.2%		$290,909

Indonesia

Financials – 1.9%
PT Bank Mandiri (Persero) Tbk	55,389	26,477
PT Bank Rakyat Indonesia	94,104	18,650

		45,127

Total Indonesia – 1.9%		$45,127
Macau

Consumer Discretionary – 1.1%
Sands China Ltd.	5,146	27,518

Total Macau – 1.1%		$27,518
Mexico

Materials – 1.7%
Mexichem S.A.B. de C.V.	14,585	42,140

Total Mexico – 1.7%		$42,140
Russia

Energy – 2.2%
PJSC LUKOIL ADR	783	53,608

Financials – 2.2%
Sberbank of Russia PJSC ADR	3,617	52,218

Information Technology – 2.1%
Yandex N.V., Class A (A)	1,379	49,505

Real Estate – 0.5%
Etalon Group Ltd. GDR	3,915	10,727

Total Russia – 7.0%		$166,058
South Africa

Consumer Discretionary – 1.1%
Naspers Ltd., Class N	99	25,069

Energy – 1.4%
Sasol Ltd.	905	33,173

Financials – 1.3%
Capitec Bank Holdings Ltd. (B)	510	32,298

Total South Africa – 3.8%		$90,540
South Korea

Consumer Discretionary – 1.2%
Hyundai Motor Co.	251	28,309

Health Care – 2.0%
Hugel, Inc. (A)	42	18,218
Samsung BioLogics Co. Ltd. (A)	75	27,996

		46,214

Information Technology – 7.4%
Samsung Electronics Co. Ltd.	3,335	139,580
SK hynix, Inc.	493	37,882

		177,462

Materials – 2.5%
POSCO	204	60,300

Total South Korea – 13.1%		$312,285
Switzerland

Materials – 1.0%
Glencore International plc	4,936	23,579

Total Switzerland – 1.0%		$23,579
Taiwan

Information Technology – 6.0%
MediaTek, Inc.	3,178	31,272
Taiwan Semiconductor Manufacturing Co. Ltd.	15,821	112,348

		143,620

Total Taiwan – 6.0%		$143,620
Thailand

Energy – 0.9%
PTT Public Co. Ltd.	15,441	22,372

Total Thailand – 0.9%		$22,372
United States

Consumer Discretionary – 1.2%
Wynn Resorts Ltd.	168	28,093

Information Technology – 1.1%
Cognizant Technology Solutions Corp., Class A	330	26,065

Total United States – 2.3%		$54,158
Vietnam

Real Estate – 2.0%
Vinhomes JSC (A)	9,895	48,441

Total Vietnam – 2.0%		$48,441

TOTAL COMMON STOCKS – 97.7%		$2,344,854
(Cost: $2,076,957)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.5%
Sonoco Products Co. 2.180%, 7–2–18	$11,894	11,892

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.240%, 7–6–18 (D)	7,297	7,297

Money Market Funds – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 1.850%, (E)(F)	23,861	23,861

TOTAL SHORT-TERM SECURITIES – 1.8%		$43,050
(Cost: $43,051)

TOTAL INVESTMENT SECURITIES – 99.5%		$2,387,904
(Cost: $2,120,008)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		11,122

NET ASSETS – 100.0%		$2,399,026

Consolidated Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $71,191 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at June 30, 2018.

(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,344,854	$—	$—
Short-Term Securities	23,861	19,189	—
Total	$2,368,715	$19,189	$—

During the period ended June 30, 2018, securities totaling $1,747,044 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

6. BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2018 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$2,399,026	$343	0.0001%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,120,008

Gross unrealized appreciation	364,543
Gross unrealized depreciation	(96,647)

Net unrealized appreciation	$267,896

SCHEDULE OF INVESTMENTS
Ivy Energy Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 3.5%
Chevron Corp.	69	$8,717
Suncor Energy, Inc.	317	12,902

		21,619

Oil & Gas Drilling – 5.8%
Ensco plc (A)	965	7,009
Patterson-UTI Energy, Inc.	867	15,599
Transocean, Inc. (B)	945	12,701

		35,309

Oil & Gas Equipment & Services – 28.0%
C&J Energy Services, Inc. (B)	440	10,383
Cactus, Inc., Class A (B)	352	11,889
Core Laboratories N.V. (A)	114	14,432
Dril-Quip, Inc. (B)	140	7,201
FMC Technologies, Inc.	142	4,494
Forum Energy Technologies, Inc. (B)	984	12,154
FTS International, Inc. (B)	239	3,400
Halliburton Co.	536	24,155
Helix Energy Solutions Group, Inc. (B)	807	6,718
Hi-Crush Partners L.P.	704	8,306
Liberty Oilfield Services, Inc., Class A (A)(B)	213	3,985
ProPetro Holding Corp. (B)	371	5,815
RPC, Inc. (A)	419	6,105
Schlumberger Ltd.	337	22,594
Solaris Oilfield Infrastructure, Inc., Class A (A)(B)	413	5,905
Superior Energy Services, Inc. (B)	1,336	13,014
U.S. Silica Holdings, Inc.	405	10,416

		170,966

Oil & Gas Exploration & Production – 47.2%
Anadarko Petroleum Corp.	257	18,790
Centennial Resource Development, Inc., Class A (B)	468	8,449
Concho Resources, Inc. (B)	135	18,608
Continental Resources, Inc. (B)	476	30,797
Devon Energy Corp.	324	14,256
Diamondback Energy, Inc.	172	22,571
EOG Resources, Inc.	198	24,675
Marathon Oil Corp.	863	17,993
Oasis Petroleum LLC (B)	1,555	20,167
Parsley Energy, Inc., Class A (B)	788	23,857
Pioneer Natural Resources Co.	126	23,769
RSP Permian, Inc. (B)	438	19,274
Whiting Petroleum Corp. (B)	429	22,599
WPX Energy, Inc. (B)	1,248	22,501

		288,306

Oil & Gas Refining & Marketing – 8.2%
Marathon Petroleum Corp.	195	13,685
PBF Energy, Inc., Class A	191	8,004
Phillips 66	125	14,021
Valero Energy Corp.	127	14,114

		49,824

Oil & Gas Storage & Transportation – 3.1%
Energy Transfer Partners L.P.	336	6,394
Enterprise Products Partners L.P.	338	9,346
MPLX L.P.	88	3,014

		18,754

Total Energy – 95.8%		584,778
Industrials

Industrial Machinery – 1.2%
Dover Corp. (B)	175	7,308

Total Industrials – 1.2%		7,308
Information Technology

Data Processing & Outsourced Services – 2.5%
Wright Express Corp. (B)	78	14,934

Total Information Technology – 2.5%		14,934

TOTAL COMMON STOCKS – 99.5%		$607,020
(Cost: $445,465)

SHORT-TERM SECURITIES	Principal
Money Market Funds – 2.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.850%, (C)(D)	$16,555	16,555

TOTAL SHORT-TERM SECURITIES – 2.7%		$16,555
(Cost: $16,555)

TOTAL INVESTMENT SECURITIES – 102.2%		$623,575
(Cost: $462,020)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.2)%		(13,162)

NET ASSETS – 100.0%		$610,413

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $16,244 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$607,020	$—	$—
Short-Term Securities	16,555	—	—
Total	$623,575	$—	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$462,020

Gross unrealized appreciation	176,831
Gross unrealized depreciation	(15,276)

Net unrealized appreciation	$161,555

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Denmark

Health Care – 1.6%
Novo Nordisk A/S, Class B	77	$3,549

Total Denmark – 1.6%		$3,549
France

Consumer Discretionary – 4.0%
LVMH Moet Hennessy – Louis Vuitton	11	3,705
Renault S.A. (A)	37	3,140
Valeo S.A.	38	2,085

		8,930

Energy – 3.6%
Total S.A. (A)	131	7,978

Financials – 1.4%
BNP Paribas S.A.	50	3,079

Industrials – 9.2%
Airbus SE	43	5,034
Schneider Electric S.A.	43	3,603
Thales	54	6,902
Vinci	49	4,750

		20,289

Information Technology – 5.5%
Cap Gemini S.A.	30	4,009
Ubisoft Entertainment S.A. (B)	75	8,280

		12,289

Telecommunication Services – 2.1%
Orange S.A.	285	4,773

Total France – 25.8%		$57,338
Germany

Consumer Discretionary – 2.0%
adidas AG	20	4,388

Health Care – 1.8%
Fresenius SE & Co. KGaA	50	4,025

Industrials – 0.9%
KION Holding 1 GmbH	28	2,001

Information Technology – 3.6%
Infineon Technologies AG	159	4,059
SAP AG	31	3,628

		7,687

Total Germany – 8.3%		$18,101
Ireland

Health Care – 1.2%
Medtronic plc	31	2,611

Materials – 2.2%
CRH plc	135	4,791

Total Ireland – 3.4%		$7,402
Italy

Materials – 1.8%
Buzzi Unicem S.p.A. (A)	164	4,013

Utilities – 2.0%
ENEL S.p.A.	808	4,490

Total Italy – 3.8%		$8,503
Netherlands

Consumer Staples – 2.2%
Heineken N.V.	48	4,829

Energy – 4.7%
Royal Dutch Shell plc, Class A	304	10,534

Financials – 1.7%
ING Groep N.V., Certicaaten Van Aandelen	256	3,688

Industrials – 1.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	68	2,906

Information Technology – 1.7%
ASML Holding N.V., Ordinary Shares	19	3,825

Total Netherlands – 11.6%		$25,782
Norway

Consumer Staples – 1.3%
Marine Harvest ASA	143	2,852

Financials – 1.9%
DNB ASA	217	4,248

Total Norway – 3.2%		$7,100

Russia

Energy – 2.9%
PJSC LUKOIL ADR	93	6,361

Financials – 1.6%
Sberbank of Russia PJSC ADR	253	3,649

Total Russia – 4.5%		$10,010
South Africa

Materials – 1.2%
Mondi plc	101	2,726

Total South Africa – 1.2%		$2,726
Spain

Financials – 1.4%
Banco Santander S.A.	557	2,985

Total Spain – 1.4%		$2,985
Switzerland

Financials – 1.0%
UBS Group AG	150	2,317

Health Care – 1.7%
Roche Holdings AG, Genusscheine	17	3,675

Information Technology – 1.8%
STMicroelectronics N.V.	181	4,039

Total Switzerland – 4.5%		$10,031
United Kingdom

Consumer Staples – 5.9%
British American Tobacco plc	71	3,599
Diageo plc	92	3,297
Unilever N.V., Certicaaten Van Aandelen	113	6,306

		13,202

Energy – 3.3%
Tullow Oil plc (B)	2,221	7,183

Financials – 7.6%
3i Group plc	203	2,416
HSBC Holdings plc	530	4,974
Prudential plc	247	5,655
St. James’s Place plc	249	3,776

		16,821

Health Care – 2.6%
AstraZeneca plc	83	5,773

Industrials – 6.7%
Ashtead Group plc	153	4,597
BAE Systems plc	577	4,924
Weir Group plc (The)	202	5,322

		14,843

Materials – 2.2%
Anglo American plc (A)	104	2,317
Rio Tinto plc	48	2,678

		4,995

Telecommunication Services – 1.0%
Vodafone Group plc	912	2,213

Total United Kingdom – 29.3%		$65,030

TOTAL COMMON STOCKS – 98.6%		$218,557
(Cost: $182,717)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.240%, 7–6–18 (C)	$1,854	1,854

Money Market Funds – 2.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 1.850%, (D)(E)	5,934	5,934

TOTAL SHORT-TERM SECURITIES – 3.5%		$7,788
(Cost: $7,788)

TOTAL INVESTMENT SECURITIES – 102.1%		$226,345
(Cost: $190,505)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.1)%		(4,692)

NET ASSETS – 100.0%		$221,653

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $5,721 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at June 30, 2018.

(E)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$218,557	$—	$—
Short-Term Securities	5,934	1,854	—
Total	$224,491	$1,854	$—

During the period ended June 30, 2018, securities totaling $226,402 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$190,505

Gross unrealized appreciation	40,908
Gross unrealized depreciation	(5,068)

Net unrealized appreciation	$35,840

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Panama

Financials – 0.9%
Banco Latinoamericano de Comercio Exterior S.A.	194	$4,774

Total Panama – 0.9%		$4,774

TOTAL COMMON STOCKS – 0.9%		$4,774
(Cost: $4,108)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 1.6%
Pan American Energy LLC:
7.875%, 5–7–21 (A)	$5,000	5,133
7.875%, 5–7–21	2,150	2,207
YPF Sociedad Anonima
8.500%, 3–23–21 (A)	1,000	1,016

		8,356

Total Argentina – 1.6%		$8,356
Australia

Utilities – 0.7%
Ausgrid Finance Pty Ltd.
3.850%, 5–1–23 (A)	3,400	3,406

Total Australia – 0.7%		$3,406
Austria

Consumer Staples – 0.6%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2–5–23 (A)	2,025	1,886
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (A)	1,050	1,068

		2,954

Total Austria – 0.6%		$2,954
Bermuda

Consumer Staples – 0.5%
Bacardi Ltd.
4.450%, 5–15-25 (A)	2,800	2,789

Total Bermuda – 0.5%		$2,789
Brazil

Consumer Staples – 0.3%
Cosan Ltd.
5.950%, 9–20–24 (A)	1,575	1,469

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (A)(B)	987	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (A)(B)	9,000	45

Materials – 0.7%
Fibria Overseas Finance Ltd.
4.000%, 1–14–25	2,000	1,846
Vale Overseas Ltd.
6.250%, 8–10–26	1,850	2,003

		3,849

Utilities – 0.1%
Aegea Finance S.a.r.l.
5.750%, 10–10–24 (A)	500	462

Total Brazil – 1.1%		$5,825
British Virgin Islands

Energy – 0.2%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18	140	134
5.250%, 7–30–18 (A)	1,053	1,009

		1,143

Total British Virgin Islands – 0.2%		$1,143
Canada

Financials – 1.3%
Canadian Imperial Bank of Commerce
2.100%, 10–5–20	5,000	4,874

Royal Bank of Canada:
2.500%, 1–19–21	750	737
4.650%, 1–27–26	1,500	1,521

		7,132

Total Canada – 1.3%		$7,132

Cayman Islands

Industrials – 0.6%
Guanay Finance Ltd.:
6.000%, 12–15–20 (A)	3,228	3,236
6.000%, 12–15–20	231	232

		3,468

Materials – 0.9%
Braskem Finance Ltd. (GTD by Braskem S.A.)
5.750%, 4–15–21 (A)	2,000	2,065
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.)
4.375%, 5–15–23 (A)	2,600	2,587

		4,652

Telecommunication Services – 0.9%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)	4,800	4,943

Total Cayman Islands – 2.4%		$13,063
Chile

Financials – 0.3%
Banco Santander Chile
2.500%, 12–15–20 (A)	1,600	1,554

Industrials – 1.1%
LATAM Airlines Group S.A.
7.250%, 6–9–20 (A)	5,800	5,924

Utilities – 0.4%
Enel Chile S.A.
4.875%, 6–12–28	2,080	2,094

Total Chile – 1.8%		$9,572
China

Information Technology – 0.8%
Alibaba Group Holding Ltd.:
2.500%, 11–28–19	1,000	993
2.800%, 6-6-23	1,600	1,540
Tencent Holdings Ltd.
2.985%, 1–19–23 (A)	1,800	1,750

		4,283

Total China – 0.8%		$4,283
Columbia

Financials – 0.4%
Banco de Bogota S.A.
5.375%, 2–19–23 (A)	2,000	2,040

Utilities – 2.4%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (C)	COP12,466,000	4,446
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (C)	25,238,000	8,793

		13,239

Total Columbia – 2.8%		$15,279
France

Consumer Staples – 0.2%
Pernod Ricard S.A.
4.250%, 7–15–22 (A)	$750	766

Financials – 0.6%
BNP Paribas S.A.
7.625%, 12–29–49 (A)(D)	3,000	3,131

Total France – 0.8%		$3,897
India

Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (A)	4,800	4,742

Materials – 0.6%
Vedanta Resources plc
6.375%, 7–30–22 (A)	3,500	3,334

Total India – 1.5%		$8,076
Indonesia

Utilities – 0.2%
Perusahaan Listrik Negara
5.450%, 5–21–28 (A)	1,100	1,117

Total Indonesia – 0.2%		$1,117
Ireland

Financials – 0.6%
MTS International Funding Ltd.
5.000%, 5–30–23 (A)	3,150	3,073

Telecommunication Services – 0.5%
Mobile TeleSystems OJSC
5.000%, 5–30–23	3,000	2,926

Total Ireland – 1.1%		$5,999
Japan

Financials – 0.6%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7–25–27	1,500	1,430
Mizuho Financial Group, Inc.
3.170%, 9–11–27	1,500	1,404

		2,834

Total Japan – 0.6%		$2,834
Luxembourg

Consumer Discretionary – 0.8%
Altice S.A.
7.625%, 2–15–25 (A)(D)	4,500	4,140

Consumer Staples – 0.1%
Minerva Luxembourg S.A.
5.875%, 1–19–28 (A)	900	786

Financials – 1.8%
Hidrovias International Finance S.a.r.l.
5.950%, 1–24–25 (A)	430	386
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (A)	9,150	9,150

		9,536

Information Technology – 0.9%
Atento Luxco 1 S.A.
6.125%, 8–10–22 (A)	4,700	4,512

Total Luxembourg – 3.6%		$18,974
Mexico

Consumer Discretionary – 0.3%
Nemak S.A.B. de C.V.
4.750%, 1–23–25 (A)	1,600	1,513

Consumer Staples – 0.6%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6–30–20 (A)	2,950	3,029

Energy – 0.1%
Petroleos Mexicanos
5.350%, 2–12–28 (A)	500	472

Financials – 0.9%
Banco Santander S.A.
4.125%, 11–9–22 (A)	2,850	2,805
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (A)	2,000	1,895

		4,700

Materials – 1.3%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps)
5.972%, 12–29–49 (A)(E)	6,600	6,435
CEMEX S.A.B. de C.V.
7.750%, 4–16–26 (A)	500	542

		6,977

Total Mexico – 3.2%		$16,691
Netherlands

Consumer Discretionary – 1.4%
Myriad International Holdings B.V.
6.000%, 7–18–20 (A)	1,150	1,200
VTR Finance B.V.
6.875%, 1–15–24 (A)	6,482	6,512

		7,712

Consumer Staples – 0.7%
Marfrig Holdings (Europe) B.V.:
6.875%, 6–24–19 (A)	1,500	1,525
8.000%, 6–8–23 (A)	2,350	2,379

		3,904

Energy – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.375%, 5–23–21	656	713

Financials – 0.9%
Cooperatieve Rabobank U.A.
3.875%, 2–8–22	1,800	1,825
Sigma Finance, Inc.
4.875%, 3–27–28 (A)	1,400	1,337
Syngenta Finance N.V.
5.182%, 4–24–28 (A)	1,725	1,665

		4,827

Total Netherlands – 3.1%		$17,156

Norway

Energy – 0.4%
Aker BP ASA
6.000%, 7–1–22 (A)	1,900	1,944

Total Norway – 0.4%		$1,944
Peru

Financials – 0.5%
Banco de Credito del Peru
4.250%, 4–1–23 (A)	1,350	1,346
Corporacion Financiera de Desarrolla S.A.
4.750%, 2–8–22 (A)	1,350	1,368

		2,714

Materials – 0.2%
San Miguel Industrias PET S.A.
4.500%, 9–18–22 (A)	750	728

Total Peru – 0.7%		$3,442
Qatar

Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9–30–20 (A)	1,026	1,048

Total Qatar – 0.2%		$1,048
Singapore

Consumer Staples – 2.3%
Olam International Ltd.
7.500%, 8–12–20	11,650	12,153

Total Singapore – 2.3%		$12,153
South Korea

Financials – 0.4%
Hyundai Capital Services, Inc.
2.983%, 8–29–22 (A)	2,100	2,021

Telecommunication Services – 0.1%
SK Telecom Co. Ltd.
3.750%, 4–16–23 (A)	500	495

Total South Korea – 0.5%		$2,516
Switzerland

Financials – 0.3%
Credit Suisse Group AG
4.282%, 1–9–28 (A)	1,800	1,750

Total Switzerland – 0.3%		$1,750
United Arab Emirates

Energy – 0.1%
Abu Dhabi National Energy Co.
4.375%, 4–23–25 (A)	600	593

Financials – 1.2%
ICICI Bank Ltd.:
4.800%, 5–22–19 (A)	2,000	2,022
3.500%, 3–18–20 (A)	4,275	4,248

		6,270

Total United Arab Emirates – 1.3%		$6,863
United Kingdom

Consumer Staples – 0.4%
Imperial Tobacco Finance plc
3.750%, 7–21–22 (A)	2,300	2,282

Financials – 3.4%
ANZ New Zealand International Ltd.
3.450%, 1–21–28 (A)	1,300	1,243
Barclays plc
8.250%, 12–29–49	5,600	5,690
HSBC Holdings plc:
4.583%, 6–19–29	1,900	1,918
5.625%, 12–29–49 (D)	4,300	4,279
State Bank of India
3.622%, 4–17–19 (A)	4,600	4,603

		17,733

Total United Kingdom – 3.8%		$20,015
United States

Consumer Staples – 1.9%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB)
2.650%, 2–1–21	2,000	1,972
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
4.000%, 4–13–28	2,850	2,842
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	2,500	2,499
Maple Escrow Subsidiary, Inc.
4.597%, 5–25–28 (A)	2,800	2,809

		10,122

Energy – 0.7%
Brand Energy & Infrastructure Services, Inc.
8.500%, 7–15–25 (A)	3,610	3,655

Financials – 4.6%
Bank of America Corp.
3.593%, 7–21–28	3,175	3,030
BBVA Bancomer S.A.
6.500%, 3–10–21 (A)	1,750	1,822
Citigroup, Inc.
3.520%, 10–27–28	3,125	2,935
Cooperatieve Rabobank U.A.
3.125%, 4–26–21	1,750	1,743
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (A)	1,950	1,955
Goldman Sachs Group, Inc. (The)
3.814%, 4–23–29	2,600	2,470
Industrial and Commercial Bank of China Ltd.
2.957%, 11–8–22	750	727
JPMorgan Chase & Co.
3.540%, 5–1–28	2,132	2,040
TerraForm Global Operating LLC (GTD by Terra Form Global LLC)
6.125%, 3–1–26 (A)	1,300	1,284
Wells Fargo & Co.
4.300%, 7–22–27	3,000	2,955
Wells Fargo & Co. (3–Month U.S. LIBOR plus 377 bps)
6.111%, 3–29–49 (E)	4,225	4,281

		25,242

Health Care – 0.6%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (A)	300	304
4.500%, 1–15–23 (A)	2,925	2,973

		3,277

Industrials – 2.1%
Azul Investments LLP
5.875%, 10–26–24 (A)	3,150	2,670
BAE Systems Holdings, Inc.
2.850%, 12–15–20 (A)	2,225	2,197
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7–15–22	6,213	6,246

		11,113

Materials – 0.5%
BakerCorp International, Inc.
8.250%, 6–1–19	2,825	2,733

Real Estate – 2.7%
Aircastle Ltd.
4.625%, 12–15–18	7,765	7,804
American Tower Corp.
3.400%, 2–15–19	6,500	6,517

		14,321

Telecommunication Services – 2.2%
T-Mobile USA, Inc.
6.000%, 3–1–23	11,097	11,463

Total United States – 15.3%		$81,926

TOTAL CORPORATE DEBT SECURITIES – 52.7%		$280,203
(Cost: $300,452)

OTHER GOVERNMENT SECURITIES (F)
Argentina – 2.8%
Aeropuertos Argentina 2000 S.A.
6.875%, 2–1–27 (A)	1,075	1,032
Province of Buenos Aires
9.950%, 6–9–21	7,050	7,250
Republic of Argentina
6.875%, 4–22–21	6,800	6,698

		14,980

Brazil – 1.6%
Banco Nacional de Desenvolviment o Economico e Social
4.750%, 5–9–24 (A)	2,900	2,721
Federative Republic of Brazil
4.875%, 1–22–21	5,700	5,780

		8,501

Columbia – 1.3%
Republic of Colombia
4.375%, 7–12–21	7,000	7,143

Indonesia – 1.9%
Republic of Indonesia:
3.750%, 4–25–22 (A)	7,000	6,928
2.950%, 1–11–23	3,500	3,322

		10,250

Luxembourg – 0.7%
Rumo Luxembourg S.a.r.l.
7.375%, 2–9–24 (A)	3,550	3,586

Mexico – 1.3%
United Mexican States
3.625%, 3–15–22	7,000	7,011

Poland – 0.2%
Republic of Poland
5.125%, 4–21–21	1,250	1,312

Qatar – 1.1%
Qatar Government Bond
2.375%, 6–2–21 (A)	5,800	5,598

Russia – 0.8%
Russian Federation
3.500%, 1–16–19 (A)	4,200	4,201

Saudi Arabia – 0.4%
Saudi Arabia Government Bond
2.375%, 10–26–21 (A)	2,250	2,160

South Africa – 1.0%
Republic of South Africa
5.500%, 3–9–20	4,950	5,075

Turkey – 0.6%
Turkey Government Bond
5.125%, 3–25–22	3,300	3,195

United Kingdom – 0.3%
Barclays plc
4.337%, 1–10–28	1,800	1,709

United States – 0.1%
Republic of Argentina
5.625%, 1–26–22	750	701

TOTAL OTHER GOVERNMENT SECURITIES – 14.1%		$75,422
(Cost: $77,370)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO
4.000%, 2–15–24 (G)	45	1
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index)
3.477%, 5–25–45 (A)(E)	1,000	1,002
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
4.500%, 10–1–35	380	397
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.000%, 3–1–22	20	20

		1,420

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$1,420
(Cost: $1,413)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 28.8%
U.S. Treasury Bonds
2.250%, 11–15–25	15,450	14,857
U.S. Treasury Notes:
2.375%, 4–30–20	11,000	10,971
3.500%, 5–15–20	1,980	2,015
2.625%, 11–15–20	4,500	4,504
2.125%, 8–15–21	1,200	1,181
1.125%, 9–30–21	4,000	3,811
1.250%, 10–31–21	7,500	7,165
1.750%, 11–30–21	7,200	6,986
1.875%, 1–31–22	3,000	2,918
1.750%, 5–15–22	2,925	2,824
1.875%, 9–30–22	4,000	3,866

1.875%, 10–31–22	3,000	2,897
1.375%, 6–30–23	11,000	10,300
1.625%, 10–31–23	10,000	9,438
2.125%, 3–31–24	11,000	10,616
2.125%, 9–30–24	16,700	16,051
1.625%, 2–15–26	3,000	2,752
1.500%, 8–15–26	5,180	4,677
2.000%, 11–15–26	4,000	3,747
2.375%, 5–15–27	5,100	4,909
2.250%, 8–15–27	4,500	4,282
2.250%, 11–15–27	12,000	11,403
2.875%, 5–15–28	11,000	11,017

		153,187

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 28.8%		$153,187
(Cost: $157,492)

SHORT–TERM SECURITIES
Commercial Paper (H) – 0.4%
Sonoco Products Co.
2.180%, 7–2–18	2,360	2,360

Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.240%, 7–6–18 (I)	4,830	4,830

Money Market Funds – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
1.850%, (J)(K)	1,093	1,093

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.960%, 7–7–18 (I)	3,000	3,000
2.000%, 7–7–18 (I)	1,400	1,400

		4,400

TOTAL SHORT–TERM SECURITIES – 2.3%		$12,683
(Cost: $12,683)

TOTAL INVESTMENT SECURITIES – 99.1%		$527,689
(Cost: $553,518)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		4,784

NET ASSETS – 100.0%		$532,473

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $181,416 or 34.1% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).

(D)	All or a portion of securities with an aggregate value of $1,054 are on loan.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at June 30, 2018.

(I)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Rate shown is the annualized 7-day yield at June 30, 2018.

(K)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,774	$—	$—
Corporate Debt Securities	—	280,203	—
Other Government Securities	—	75,422	—
United States Government Agency Obligations	—	1,420	—
United States Government Obligations	—	153,187	—
Short-Term Securities	1,093	11,590	—
Total	$5,867	$521,822	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$553,518

Gross unrealized appreciation	4,331
Gross unrealized depreciation	(30,160)

Net unrealized depreciation	$(25,829)

SCHEDULE OF INVESTMENTS
Ivy Global Equity Income Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 2.3%
Suncor Energy, Inc.	580	$23,606

Financials – 2.0%
Bank of Montreal	259	20,028

Total Canada – 4.3%		$43,634
China

Consumer Discretionary – 0.4%
ANTA Sports Products Ltd.	765	4,051

Energy – 2.2%
CNOOC Ltd.	12,568	21,690

Total China – 2.6%		$25,741
France

Consumer Discretionary – 1.0%
LVMH Moet Hennessy – Louis Vuitton	30	10,025

Energy – 2.9%
Total S.A. (A)	479	29,232

Financials – 1.8%
BNP Paribas S.A.	300	18,622

Industrials – 4.1%
Compagnie de Saint-Gobain	186	8,308
Schneider Electric S.A.	241	20,061
Vinci	136	13,049

		41,418

Telecommunication Services – 1.5%
Orange S.A.	935	15,671

Total France - 11.3%		$114,968
Hong Kong

Financials – 1.0%
BOC Hong Kong (Holdings) Ltd.	2,179	10,261

Utilities – 0.9%
Guangdong Investment Ltd.	5,765	9,155

Total Hong Kong – 1.9%		$19,416
India

Financials – 1.1%
Indiabulls Housing Finance Ltd.	651	10,856

Total India – 1.1%		$10,856
Ireland

Health Care – 1.5%
Medtronic plc	177	15,119

Materials – 1.0%
CRH plc	277	9,802

Total Ireland – 2.5%		$24,921
Italy

Utilities – 1.8%
ENEL S.p.A.	3,283	18,240

Total Italy – 1.8%		$18,240
Japan

Information Technology – 1.1%
Tokyo Electron Ltd.	65	11,218

Total Japan – 1.1%		$11,218
Malaysia

Financials – 0.7%
Bumiputra-Commerce Holdings Berhad	5,008	6,757

Total Malaysia – 0.7%		$6,757
Netherlands

Energy – 3.7%
Royal Dutch Shell plc, Class A	1,082	37,543

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	867	12,482

Industrials – 1.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	304	12,925

Total Netherlands – 6.2%		$62,950
Norway

Consumer Staples – 1.0%
Marine Harvest ASA	473	9,421

Total Norway – 1.0%		$9,421
Russia

Energy – 1.1%
PJSC LUKOIL ADR	159	10,839

Total Russia – 1.1%		$10,839
Singapore

Financials – 1.1%
DBS Group Holdings Ltd.	549	10,724

Total Singapore – 1.1%		$10,724

South Africa

Materials – 1.0%
Mondi plc	360	9,734

Total South Africa – 1.0%		$9,734
Spain

Financials – 1.2%
Banco Santander S.A.	2,178	11,679

Total Spain – 1.2%		$11,679
Switzerland

Consumer Staples – 2.7%
Nestle S.A., Registered Shares	351	27,268

Health Care – 2.1%
Roche Holdings AG, Genusscheine	96	21,447

Total Switzerland – 4.8%		$48,715
United Kingdom

Consumer Discretionary – 0.9%
Bellway plc	217	8,595

Consumer Staples – 4.4%
British American Tobacco plc	319	16,099
Unilever N.V., Certicaaten Van Aandelen	117	6,544
Unilever plc	386	21,366

		44,009

Financials – 2.5%
3i Group plc	800	9,513
HSBC Holdings plc	452	4,235
Prudential plc	533	12,204

		25,952

Health Care – 1.4%
AstraZeneca plc	204	14,136

Industrials – 1.3%
BAE Systems plc	1,454	12,415

Materials – 2.5%
Anglo American plc (A)	440	9,837
Rio Tinto plc	272	15,103

		24,940

Telecommunication Services – 1.1%
Vodafone Group plc	4,401	10,677

Total United Kingdom – 14.1%		$140,724
United States

Consumer Discretionary – 1.0%
Home Depot, Inc. (The)	51	9,970

Consumer Staples – 3.0%
Philip Morris International, Inc.	150	12,123
Wal-Mart Stores, Inc.	217	18,578

		30,701

Energy – 3.0%
Chevron Corp.	238	30,047

Financials – 2.1%
JPMorgan Chase & Co.	98	10,215
KeyCorp.	550	10,742

		20,957

Health Care – 8.9%
AbbVie, Inc.	216	20,008
Johnson & Johnson	288	34,888
Pfizer, Inc.	948	34,405

		89,301

Industrials – 6.4%
Eaton Corp.	272	20,296
Lockheed Martin Corp.	85	25,115
United Technologies Corp.	153	19,098

		64,509

Information Technology – 8.8%
Broadcom Corp., Class A	102	24,858
Cypress Semiconductor Corp.	635	9,896
Intel Corp.	732	36,387
Microsoft Corp.	175	17,235

		88,376

Materials – 6.2%
Dow Chemical Co. (The)	407	26,836
Eastman Chemical Co.	248	24,805
WestRock Co.	198	11,264

		62,905

Utilities – 1.5%
Exelon Corp.	358	15,268

Total United States – 40.9%		$412,034

TOTAL COMMON STOCKS – 98.7%		$992,571
(Cost: $898,642)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.9%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.) 2.052%, 7–9–18	$3,000	2,998
J.M. Smucker Co. (The) 2.200%, 7–2–18	6,019	6,018

		9,016

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.240%, 7–6–18 (C)	2,196	2,196

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 1.850%, (D)(E)	1,034	1,034

TOTAL SHORT-TERM SECURITIES – 1.2%		$12,246
(Cost: $12,247)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,004,817
(Cost: $910,889)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,344

NET ASSETS – 100.0%		$1,006,161

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $1,325 are on loan.

(B)	Rate shown is the yield to maturity at June 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at June 30, 2018.

(E)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$992,571	$—	$—
Short-Term Securities	1,034	11,212	—
Total	$993,605	$11,212	$—

During the period ended June 30, 2018, securities totaling $495,342 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$910,889

Gross unrealized appreciation	130,999
Gross unrealized depreciation	(37,071)

Net unrealized appreciation	$93,928

SCHEDULE OF INVESTMENTS Ivy Global Growth Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 2.1%
Canadian Natural Resources Ltd.	304	$10,970
Seven Generations Energy Ltd., Class A (A)	847	9,339

		20,309

Total Canada – 2.1%		$20,309
China

Financials – 1.9%
China Construction Bank Corp. (A)	2,745	2,536
Ping An Insurance (Group) Co. of China Ltd., H Shares (B)	1,762	16,215

		18,751

Information Technology – 2.7%
Alibaba Group Holding Ltd. ADR (A)	80	14,765
Baidu.com, Inc. ADR (A)	50	12,033

		26,798

Total China – 4.6%		$45,549
France

Consumer Discretionary – 0.9%
LVMH Moet Hennessy – Louis Vuitton	28	9,482

Consumer Staples – 0.7%
Pernod Ricard S.A.	42	6,835

Energy – 1.8%
Total S.A. ADR	292	17,696

Industrials – 5.9%
Airbus SE	421	49,243
Schneider Electric S.A.	118	9,844

		59,087

Information Technology – 0.3%
Ubisoft Entertainment S.A. (A)	26	2,838

Total France – 9.6%		$95,938
Germany

Health Care – 1.0%
Fresenius SE & Co. KGaA	129	10,340

Total Germany – 1.0%		$10,340
Hong Kong

Consumer Discretionary – 0.5%
Galaxy Entertainment Group	660	5,111

Total Hong Kong – 0.5%		$5,111
India

Financials – 3.4%
HDFC Bank Ltd.	623	19,173
Housing Development Finance Corp. Ltd.	545	15,173

		34,346

Total India – 3.4%		$34,346
Italy

Consumer Discretionary – 2.2%
Ferrari N.V.	161	21,935

Total Italy – 2.2%		$21,935
Japan

Consumer Discretionary – 4.4%
Isuzu Motors Ltd.	1,290	17,150
Start Today Co. Ltd.	544	19,713
Subaru Corp.	257	7,489

		44,352

Industrials – 3.3%
Dakin Industries Ltd.	115	13,819
Recruit Holdings Co. Ltd.	690	19,105

		32,924

Total Japan – 7.7%		$77,276
Netherlands

Consumer Staples – 1.5%
Heineken N.V.	149	14,989

Energy – 1.0%
Royal Dutch Shell plc, Class B	284	10,185

Industrials – 1.6%
Koninklijke Philips Electronics N.V., Ordinary Shares	378	16,084

Information Technology – 0.3%
ASML Holding N.V., NY Registry Shares	17	3,354

Total Netherlands – 4.4%		$44,612

United Kingdom

Consumer Staples – 3.1%
British American Tobacco plc	271	13,703
Imperial Tobacco Group plc	470	17,504

		31,207

Financials – 2.5%
Prudential plc	1,082	24,769

Total United Kingdom – 5.6%		$55,976
United States

Consumer Discretionary – 11.7%
Amazon.com, Inc. (A)	25	41,788
Dollar General Corp.	231	22,801
Home Depot, Inc. (The)	149	29,092
Lowe’s Co., Inc.	59	5,668
Marriott International, Inc., Class A	132	16,758

		116,107

Energy – 2.3%
Halliburton Co.	289	13,025
Schlumberger Ltd.	149	10,014

		23,039

Financials – 3.9%
CME Group, Inc.	160	26,267
Goldman Sachs Group, Inc. (The)	55	12,187

		38,454

Health Care – 10.0%
Alexion Pharmaceuticals, Inc. (A)	87	10,842
HCA Holdings, Inc.	213	21,814
Johnson & Johnson	165	20,065
Thermo Fisher Scientific, Inc.	94	19,459
UnitedHealth Group, Inc.	110	27,041

		99,221

Industrials – 2.4%
Eaton Corp.	137	10,210
Northrop Grumman Corp.	45	13,739

		23,949

Information Technology – 24.4%
Adobe Systems, Inc. (A)	104	25,439
Applied Materials, Inc.	109	5,012
Arista Networks, Inc. (A)	46	11,755
Broadcom Corp., Class A	50	12,195
Cognizant Technology Solutions Corp., Class A	339	26,775
Facebook, Inc., Class A (A)	113	21,892
MasterCard, Inc., Class A	194	38,070
Microsoft Corp.	459	45,235
PayPal, Inc. (A)	249	20,743
Visa, Inc., Class A	278	36,805

		243,921

Total United States – 54.7%		$544,691

TOTAL COMMON STOCKS – 95.8%		$956,083
(Cost: $716,634)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 2.5%
Essilor International S.A.
2.110%, 7–12–18	$4,404	4,401
Federal Home Loan Bank
1.650%, 7–2–18	1,546	1,546
Hewlett Packard Enterprise Corp.
2.110%, 7–12–18	5,000	4,996
International Paper Co.
2.201%, 7–3–18	5,000	4,999
J.M. Smucker Co. (The)
2.200%, 7–2–18	2,217	2,217
Sonoco Products Co.
2.180%, 7–2–18	3,931	3,930
Virginia Electric and Power Co.
2.340%, 7–17–18	3,000	2,997

		25,086

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.240%, 7-6-18 (D)	4,457	4,457

TOTAL SHORT-TERM SECURITIES – 2.9%		$29,543
(Cost: $29,545)

TOTAL INVESTMENT SECURITIES – 98.7%		$985,626
(Cost: $746,179)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		13,152

NET ASSETS – 100.0%		$998,778

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $4,671 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$956,083	$—	$—
Short-Term Securities	—	29,543	—
Total	$956,083	$29,543	$—

During the period ended June 30, 2018, securities totaling $319,198 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$746,179

Gross unrealized appreciation	248,907
Gross unrealized depreciation	(9,460)

Net unrealized appreciation	$239,447

SCHEDULE OF INVESTMENTS
Ivy Global Income Allocation Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Financials – 1.1%
Challenger Ltd.	725	$6,347

Industrials – 1.4%
Atlas Arteria	1,700	8,089

Materials – 1.2%
Amcor Ltd.	650	6,932

Total Australia – 3.7%		$21,368
Canada

Energy – 3.4%
Pembina Pipeline Corp.	257	8,903
Vermilion Energy, Inc. (A)	301	10,849

		19,752

Total Canada – 3.4%		$19,752
China

Telecommunication Services – 1.1%
China Mobile Ltd.	750	6,663

Total China – 1.1%		$6,663
Finland

Financials – 1.6%
Sampo plc, A Shares	190	9,275

Total Finland – 1.6%		$9,275
France

Financials – 0.9%
Axa S.A.	233	5,720

Telecommunication Services – 1.1%
Orange S.A.	387	6,484

Total France – 2.0%		$12,204
Germany

Financials – 1.1%
Deutsche Boerse AG	50	6,665

Industrials – 0.8%
Deutsche Post AG	153	4,998

Total Germany – 1.9%		$11,663
India

Financials – 1.3%
Indiabulls Housing Finance Ltd.	450	7,504

Total India – 1.3%		$7,504
Ireland

Health Care – 1.3%
Medtronic plc	90	7,705

Total Ireland – 1.3%		$7,705
Italy

Financials – 0.9%
Banca Intesa S.p.A.	1,900	5,517

Total Italy – 0.9%		$5,517
Japan

Consumer Discretionary – 1.0%
Subaru Corp.	200	5,826

Total Japan – 1.0%		$5,826
Netherlands

Energy – 1.6%
Royal Dutch Shell plc, Class A	270	9,388

Total Netherlands – 1.6%		$9,388
New Zealand

Consumer Discretionary – 0.9%
SKYCITY Entertainment Group Ltd.	1,881	5,146

Total New Zealand – 0.9%		$5,146
Spain

Industrials – 2.5%
ACS Actividades de Construccion y Servicios S.A.	153	6,205
Ferrovial S.A.	404	8,288

		14,493

Utilities – 1.4%
Atlantica Yield plc	412	8,313

Total Spain – 3.9%		$22,806
Switzerland

Consumer Staples – 1.2%
Nestle S.A., Registered Shares	95	7,377

Health Care – 1.1%
Roche Holdings AG, Genusscheine	30	6,681

Industrials – 0.9%
Adecco S.A.	90	5,340

Total Switzerland – 3.2%		$19,398
United Kingdom

Consumer Staples – 2.6%
Imperial Tobacco Group plc	200	7,449
Unilever N.V., Certicaaten Van Aandelen	135	7,534

		14,983

Financials – 2.8%
Legal & General Group plc	1,841	6,463
St. James’s Place plc	655	9,919

		16,382

Total United Kingdom – 5.4%		$31,365
United States

Consumer Discretionary – 2.5%
Home Depot, Inc. (The)	36	7,024
V.F. Corp.	95	7,744

		14,768

Consumer Staples – 2.7%
PepsiCo, Inc.	65	7,077
Philip Morris International, Inc.	110	8,862

		15,939

Energy – 1.3%
Valero Energy Corp.	68	7,536

Financials – 3.7%
American Capital Agency Corp.	375	6,971
Arthur J. Gallagher & Co.	120	7,833
Blackstone Mortgage Trust, Inc., Class A	230	7,221

		22,025

Health Care – 3.9%
AbbVie, Inc.	75	6,949
Johnson & Johnson	55	6,674
Pfizer, Inc.	255	9,251

		22,874

Industrials – 3.6%
Fortress Transportation and Infrastructure Investors LLC	581	10,503
Lockheed Martin Corp.	35	10,340

		20,843

Information Technology – 5.9%
Broadcom Corp., Class A	40	9,706
Intel Corp.	200	9,942
Paychex, Inc.	106	7,265
Texas Instruments, Inc.	72	7,938

		34,851

Real Estate – 1.3%
Uniti Group, Inc.	390	7,812

Utilities – 1.6%
Dominion Energy, Inc.	135	9,204

Total United States – 26.5%		$155,852

TOTAL COMMON STOCKS – 59.7%		$351,432
(Cost: $326,287)

INVESTMENT FUNDS
United States – 1.8%
Ares Capital Corp.	661	10,868

TOTAL INVESTMENT FUNDS – 1.8%		$10,868
(Cost: $11,238)

CORPORATE DEBT SECURITIES	Principal
Brazil

Consumer Staples – 0.3%
Cosan Ltd. 5.950%, 9–20–24 (B)	$2,000	1,866

Utilities – 0.2%
Aegea Finance S.a.r.l. 5.750%, 10–10–24 (B)	1,500	1,386

Total Brazil – 0.5%		$3,252
Cayman Islands

Financials – 1.4%
Banco do Brasil S.A., Grand Cayman Branch 4.625%, 1–15–25 (B)	3,000	2,764
Banco Mercantil del Norte S.A.:
6.875%, 10–6–65 (B)	3,000	2,966
7.625%, 10–6–65 (B)	2,000	1,975

		7,705

Total Cayman Islands – 1.4%		$7,705
Columbia

Utilities – 0.2%
Empresas Publicas de Medellin E.S.P. 8.375%, 2–1–21 (C)	COP3,888,000	1,355

Total Columbia – 0.2%		$1,355

France

Financials – 3.1%
BNP Paribas S.A. 7.625%, 12–29–49 (A)(B)	$5,000	5,219
Societe Generale Group 7.375%, 12–29–49 (B)	6,000	6,105
Societe Generale S.A. 8.250%, 11–29–49	7,000	7,079

		18,403

Total France – 3.1%		$18,403
Ireland

Consumer Staples – 0.3%
Eurotorg LLC (Bonitron Designated Activity Co.) 8.750%, 10–30–22 (B)	2,000	1,992

Industrials – 0.1%
Russian Railways via RZD Capital Ltd. 8.300%, 4–2–19 (C)	RUB50,000	803

Total Ireland – 0.4%		$2,795
Italy

Financials – 0.6%
UniCredit S.p.A. 5.861%, 6–19–32 (B)	$4,000	3,551

Total Italy – 0.6%		$3,551
Luxembourg

Consumer Discretionary – 1.8%
Altice Financing S.A. 7.500%, 5–15–26 (B)	2,612	2,526
Altice S.A. 7.625%, 2–15–25 (A)(B)	9,188	8,453

		10,979

Consumer Staples – 0.7%
Minerva Luxembourg S.A. 5.875%, 1–19–28 (B)	4,700	4,103

Financials – 0.3%
Hidrovias International Finance S.a.r.l. 5.950%, 1–24–25 (B)	1,700	1,526

Information Technology – 0.6%
Atento Luxco 1 S.A. 6.125%, 8–10–22 (B)	3,600	3,456

Total Luxembourg – 3.4%		$20,064
Mexico

Energy – 0.5%
Petroleos Mexicanos 6.500%, 3–13–27	3,000	3,069

Financials – 1.0%
Credito Real S.A.B. de C.V. 9.125%, 5–29–66 (B)	3,000	2,822
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9–27–23 (B)	3,150	2,984

		5,806

Telecommunication Services – 0.4%
America Movil S.A.B. de C.V. 6.450%, 12–5–22 (C)	MXN47,000	2,163

Total Mexico – 1.9%		$11,038
Netherlands

Consumer Staples – 0.7%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 7.000%, 3–15–24 (B)	$4,000	3,845

Energy – 0.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 8.750%, 5–23–26	5,000	5,413

Total Netherlands – 1.6%		$9,258
Singapore

Consumer Staples – 0.0%
Olam International Ltd. 6.000%, 8–10–18 (C)	SGD250	184

Total Singapore – 0.0%		$184

Turkey

Financials – 0.6%
Turkiye Garanti Bankasi A.S. 6.125%, 5–24–27 (B)	$4,000	3,502

Total Turkey – 0.6%		$3,502
United Kingdom

Energy – 0.7%
KCA Deutag UK Finance plc 9.875%, 4–1–22 (B)	4,167	4,307

Financials – 4.7%
Barclays plc 8.250%, 12–29–49	11,085	11,263
Royal Bank of Scotland Group plc (The):
8.625%, 12–29–49	4,983	5,296
7.500%, 12–29–49	6,000	6,117
Standard Chartered plc 7.500%, 12–29–49 (B)	5,000	5,125

		27,801

Total United Kingdom – 5.4%		$32,108
United States

Energy – 1.9%
Energy Transfer Partners L.P. 6.250%, 2–15–66	7,000	6,484
Plains All American Pipeline L.P. 6.125%, 11–15–65	5,000	4,700

		11,184

Financials – 3.6%
Bank of America Corp. (3-Month U.S. LIBOR plus 363 bps) 5.989%, 7–29–49 (D)	1,921	1,929
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps) 5.829%, 4–29–49 (D)	3,000	3,029
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK) 10.625%, 5–1–19 (B)(E)	13,936	13,727
TerraForm Global Operating LLC (GTD by Terra Form Global LLC) 6.125%, 3–1–26 (B)	2,500	2,469

		21,154

Health Care – 1.1%
Kinetic Concepts, Inc. and KCI USA, Inc. 12.500%, 11–1–21 (B)	225	249
Teva Pharmaceutical Finance Co. LLC (GTD by Teva Pharmaceutical Industries Ltd.) 6.150%, 2–1–36 (A)	3,000	2,968
Universal Hospital Services, Inc. 7.625%, 8–15–20	3,172	3,164

		6,381

Industrials – 1.4%
Azul Investments LLP 5.875%, 10–26–24 (A)(B)	3,300	2,797
Prime Security Services Borrower LLC 9.250%, 5–15–23 (B)	4,955	5,289

		8,086

Materials – 1.0%
BakerCorp International, Inc. 8.250%, 6–1–19	6,000	5,805

Telecommunication Services – 2.3%
Frontier Communications Corp. 11.000%, 9–15–25 (A)	10,000	7,997
Olympus Merger Sub, Inc. 8.500%, 10–15–25 (B)	6,325	5,772

		13,769

Total United States – 11.3%		$66,379
Uruguay

Industrials – 0.8%
ACI Airport Sudamerica S.A. 6.875%, 11–29–32 (B)	4,763	5,072

Total Uruguay – 0.8%		$5,072

TOTAL CORPORATE DEBT SECURITIES – 31.2%		$184,666
(Cost: $187,413)

OTHER GOVERNMENT SECURITIES(F)	Principal

Argentina – 1.5%
Province of Buenos Aires 7.875%, 6–15–27 (B)	$7,000	6,125
Republic of Argentina 6.875%, 1–26–27	3,000	2,640

		8,765

Canada – 0.8%
City of Toronto 3.500%, 12–6–21 (C)	CAD 2,000	1,572
Province of Ontario 4.400%, 6–2–19 (C)	2,000	1,557
Regional Municipality of York 4.000%, 6–30–21 (C)	2,000	1,591

		4,720

TOTAL OTHER GOVERNMENT SECURITIES – 2.3%		$13,485
(Cost: $16,188)

LOANS (D)
United States

Consumer Staples – 0.5%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps) 10.344%, 10–21–22	$2,906	2,913

Industrials – 0.5%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps) 10.094%, 3–27–22	3,333	3,050

Total United States – 1.0%		$5,963
		5,963

TOTAL LOANS – 1.0%		$5,963
(Cost: $6,179)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 1.2%
U.S. Treasury Bonds:
8.000%, 11–15–21	$4,000	4,685
7.250%, 8–15–22	2,000	2,354

		7,039

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.2%		$7,039
(Cost: $7,208)

SHORT-TERM SECURITIES
Commercial Paper(G) – 0.8%
J.M. Smucker Co. (The) 2.200%, 7–2–18	4,409	4,408

Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.240%, 7–6–18 (H)	4,562	4,562

Money Market Funds – 1.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 1.850%, (I)(J)	11,219	11,219

TOTAL SHORT-TERM SECURITIES – 3.5%		$20,189
(Cost: $20,190)

TOTAL INVESTMENT SECURITIES – 100.7%		$593,642
(Cost: $574,703)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(4,326)

NET ASSETS – 100.0%		$589,316

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $10,734 are on loan.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $111,973 or 19% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, COP - Columbian Peso, MXN - Mexican Peso, RUB - Russian Ruble and SGD - Singapore Dollar).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	Rate shown is the yield to maturity at June 30, 2018.

(H)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Rate shown is the annualized 7-day yield at June 30, 2018.

(J)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	9,400	U.S. Dollar	13,271	7-5-18	UBS AG	$864	$—
Euro	16,000	U.S. Dollar	19,841	7-5-18	UBS AG	1,154	—
						$2,018	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$351,432	$—	$—
Investment Funds	10,868	—	—
Corporate Debt Securities	—	184,666	—
Other Government Securities	—	13,485	—
Loans	—	5,963	—
United States Government Obligations	—	7,039	—
Short-Term Securities	11,219	8,970	—
Total	$373,519	$220,123	$—
Forward Foreign Currency Contracts	$—	$2,018	$—

During the period ended June 30, 2018, securities totaling $157,092 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$574,703

Gross unrealized appreciation	46,964
Gross unrealized depreciation	(28,025)

Net unrealized appreciation	$18,939

SCHEDULE OF INVESTMENTS
Ivy Government Money Market Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (A)	$850	$850

Total Master Note – 0.5%		850

TOTAL CORPORATE OBLIGATIONS – 0.5%		$850
(Cost: $850)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 16.0%
U.S. Treasury Bills:
1.743%, 7–5–18	2,000	2,000
1.570%, 7–12–18	3,000	2,998
1.710%, 7–26–18	6,500	6,492
1.800%, 8–9–18	6,000	5,988
1.870%, 8–30–18	8,000	7,975

		25,453

Treasury Note – 6.6%
U.S. Treasury Notes (3-Month USTMMR plus 17 bps), 2.080%, 7–2–18 (A)	2,000	2,000
U.S. Treasury Notes (3-Month USTMMR plus 17.4 bps), 2.080%, 7–2–18 (A)	6,040	6,039
U.S. Treasury Notes (3-Month USTMMR plus 4.8 bps), 1.960%, 7–3–18 (A)	1,000	1,000
U.S. Treasury Notes (3-Month USTMMR plus 7 bps), 1.980%, 7–1–18 (A)	1,500	1,500

		10,539

United States Government Agency Obligations – 79.2%
Federal Home Loan Bank, 1.650%, 7–2–18	2,060	2,060
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.960%, 7–7–18 (A)	46,693	46,693
1.970%, 7–7–18 (A)	14,868	14,868
2.000%, 7–7–18 (A)	50,784	50,783
2.050%, 7–7–18 (A)	11,730	11,730

		126,134

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 101.8%		$162,126
(Cost: $162,126)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS
California – 0.1%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps), 1.360%, 7–7–18 (A)	200	200

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS – 0.1%		$200
(Cost: $200)

TOTAL INVESTMENT SECURITIES – 102.4%		$163,176
(Cost: $163,176)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.4)%		(3,896)

NET ASSETS – 100.0%		$159,280

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$850	$—
United States Government and Government Agency Obligations	—	162,126	—
United States Government and Government Agency Backed Municipal Obligations	—	200	—
Total	$—	$163,176	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

USTMMR = U.S. Treasury Money Market Rate

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost		$163,176

Gross unrealized appreciation		—
Gross unrealized depreciation		—

Net unrealized appreciation	$	__

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 0.4%
True Religion Apparel, Inc. (A)(B)(C)(D)	219		$21,351

Broadcasting – 0.1%
Cumulus Media, Inc., Class A (A)	237		3,964

Cable & Satellite – 0.1%
Altice N.V., Class A (A)(B)(E)	650		2,650
Altice USA, Inc., Class A	271		4,618

			7,268

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(D)(F)	—	*	674

Education Services – 1.3%
Laureate Education, Inc., Class A (A)	5,108		73,197

Total Consumer Discretionary – 1.9%			106,454
Consumer Staples

Agricultural Products – 0.0%
ASG Warrant Corp. (A)(C)(D)	20		—	*

Total Consumer Staples – 0.0%			—	*
Energy

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (A)(B)(C)(F)	18		5,043

Oil & Gas Exploration & Production – 0.2%
Midstates Petroleum Co., Inc. (A)	749		10,197
Sabine Oil & Gas Corp. (A)(F)	5		270

			10,467

Total Energy – 0.3%			15,510
Financials

Other Diversified Financial Services – 0.7%
J.G. Wentworth Co. (The) (C)(D)(F)	4,485		41,488

Specialized Finance – 0.3%
Maritime Finance Co. Ltd. (A)(C)(D)(F)	1,750		15,277

Total Financials – 1.0%			56,765
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (C)(D)(F)	19,683		1,260

Total Industrials – 0.0%			1,260

TOTAL COMMON STOCKS – 3.2%			$179,989
(Cost: $187,618)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.7%
Pinnacle Agriculture Enterprises LLC (A)(D)(F)	49,044		40,609

Total Consumer Staples – 0.7%			40,609
Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500% (A)(F)	47		52,017

Total Energy – 0.9%			52,017
Telecommunication Services

Integrated Telecommunication Services – 0.0%
Frontier Communications Corp., Convertible Series A, 11.125%	189		1,858

Total Telecommunication Services – 0.0%			1,858

TOTAL PREFERRED STOCKS – 1.6%			$94,484
(Cost: $87,920)

WARRANTS
Apparel Retail – 0.0%
St. John Knits International, Inc., expires 12–31–29 (D)(G)	48		113

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (F)(G)	20		125

			125

TOTAL WARRANTS – 0.0%			$238
(Cost: $145)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.5%
Acosta, Inc.,
7.750%, 10–1–22 (H)		$29,893	14,947
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2–15–24		9,997	10,117

			25,064

Automotive Retail – 0.6%
Allison Transmission, Inc.,
5.000%, 10–1–24 (H)		5,787	5,693
Penske Automotive Group, Inc.,
5.500%, 5–15–26		4,202	4,118
Sonic Automotive, Inc.,
5.000%, 5–15–23		24,788	23,672

			33,483

Broadcasting – 2.3%
Clear Channel International B.V.,
8.750%, 12–15–20 (H)		4,712	4,871
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		60,391	61,512
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		1,380	1,370
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		40,521	40,279
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (H)		16,646	16,292
6.000%, 7–15–24 (H)		6,000	6,113

			130,437

Cable & Satellite – 9.4%
Altice Financing S.A.:
6.625%, 2–15–23 (H)		16,643	16,402
7.500%, 5–15–26 (H)		29,379	28,415
Altice S.A.:
7.250%, 5–15–22 (H)(I)	EUR	4,592	5,389
7.750%, 5–15–22 (E)(H)		$91,427	88,456
6.250%, 2–15–25 (H)(I)	EUR	4,462	4,981
7.625%, 2–15–25 (E)(H)		$27,045	24,882
Altice U.S. Finance I Corp.:
5.375%, 7–15–23 (H)		19,883	19,784
5.500%, 5–15–26 (H)		21,539	20,785
Block Communications, Inc.,
6.875%, 2–15–25 (H)		4,710	4,698
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (H)		8,288	8,037
5.000%, 2–1–28 (H)		27,490	25,153
CSC Holdings LLC,
5.375%, 2–1–28 (H)		30,790	28,481
DISH DBS Corp.:
6.750%, 6–1–21		17,399	17,421
5.875%, 7–15–22		13,090	12,304
5.875%, 11–15–24		4,261	3,606
7.750%, 7–1–26		12,563	11,008
Neptune Finco Corp.:
10.125%, 1–15–23 (H)		30,021	33,098
6.625%, 10–15–25 (H)		8,618	8,823
10.875%, 10–15–25 (H)		20,060	23,125
Numericable – SFR S.A.,
7.375%, 5–1–26 (H)		69,508	67,958
VTR Finance B.V.,
6.875%, 1–15–24 (H)		71,029	71,363

			524,169

Casinos & Gaming – 2.6%
Everi Payments, Inc.,
7.500%, 12–15–25 (H)		25,914	25,979
Gateway Casinos & Entertainment Ltd.,
8.250%, 3–1–24 (H)		17,195	18,141
Golden Nugget, Inc.:
6.750%, 10–15–24 (H)		39,137	39,144
8.750%, 10–1–25 (H)		15,655	16,081
Stars Group Holdings B.V. and Stars Group (U.S.) Co–Borrower LLC,
7.000%, 7–15–26 (H)		15,488	15,643
Studio City Finance Ltd.,
8.500%, 12–1–20 (H)		20,476	20,578
Wynn Macau Ltd.:
4.875%, 10–1–24 (H)		5,405	5,160
5.500%, 10–1–27 (H)		5,830	5,568

			146,294

Education Services – 2.2%
Laureate Education, Inc.,
8.250%, 5–1–25 (H)		113,905	121,523

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc.,
7.250%, 5–1–25 (H)		15,111	15,753

Leisure Facilities – 0.2%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4–15–27		12,760	12,569

Movies & Entertainment – 0.2%
WMG Acquisition Corp.,
5.500%, 4–15–26 (H)		11,644	11,542

Publishing – 0.5%
E.W. Scripps Co.,
5.125%, 5–15–25 (H)	2,370	2,222
MDC Partners, Inc.,
6.500%, 5–1–24 (H)	30,300	26,285

		28,507

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
5.000%, 10–15–25 (H)	31,413	29,723

Specialized Consumer Services – 0.2%
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10–1–21 (H)	10,087	10,137

Specialty Stores – 1.0%
Arch Merger Sub, Inc.,
8.500%, 9–15–25 (E)(H)	45,080	42,037
Cumberland Farms, Inc.,
6.750%, 5–1–25 (H)	12,736	12,895

		54,932

Total Consumer Discretionary – 20.5%		1,144,133
Consumer Staples

Food Distributors – 0.7%
Performance Food Group, Inc.,
5.500%, 6–1–24 (H)	17,758	17,536
U.S. Foods, Inc.,
5.875%, 6–15–24 (H)	18,320	18,640

		36,176

Packaged Foods & Meats – 3.8%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (H)	3,300	3,358
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (H)	35,747	34,138
5.750%, 6–15–25 (H)	29,000	26,970
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2–15–28 (H)	19,445	18,370
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (H)	5,439	5,222
5.875%, 9–30–27 (H)	19,457	18,046
Post Holdings, Inc.:
5.500%, 3–1–25 (H)	6,059	5,915
5.000%, 8–15–26 (H)	8,493	7,920
5.750%, 3–1–27 (H)	37,477	36,165
Simmons Foods, Inc.,
5.750%, 11–1–24 (H)	67,921	58,921

		215,025

Total Consumer Staples – 4.5%		251,201
Energy

Oil & Gas Drilling – 1.4%
Ensco plc,
7.750%, 2–1–26	15,502	14,645
KCA Deutag UK Finance plc,
7.250%, 5–15–21 (H)	31,548	30,523
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (H)(J)	64,569	32,607
Offshore Group Investment Ltd.,
0.000%, 11–1–19 (D)(K)	20,035	—	*
Trinidad Drilling Ltd.,
6.625%, 2–15–25 (H)	404	389

		78,164

Oil & Gas Equipment & Services – 0.8%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7–15–25 (H)	20,086	20,337
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc.,
10.625%, 5–1–24 (H)	17,831	18,589
SESI LLC,
7.125%, 12–15–21	8,719	8,872

		47,798

Oil & Gas Exploration & Production – 3.6%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (H)	19,416	12,912
Chesapeake Energy Corp.,
8.000%, 1–15–25 (E)	2,525	2,572
Crownrock L.P.,
5.625%, 10–15–25 (H)	46,856	45,216
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (H)	15,582	15,114
5.750%, 1–30–28 (H)	11,167	10,888
Extraction Oil & Gas, Inc.,
5.625%, 2–1–26 (H)	21,000	20,109
Laredo Petroleum, Inc.,
6.250%, 3–15–23	5,489	5,496
Parsley Energy LLC and Parsley Finance Corp.,
5.625%, 10–15–27 (H)	10,936	10,854
PDC Energy, Inc.,
6.125%, 9–15–24	3,311	3,377
Sanchez Energy Corp.,
7.250%, 2–15–23 (E)(H)	3,888	3,849
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (E)(H)	37,455	38,766
5.375%, 9–30–25 (H)	15,603	14,998
Ultra Resources, Inc.,
6.875%, 4–15–22 (E)(H)	9,499	7,195
Whiting Petroleum Corp.,
6.625%, 1–15–26 (H)	7,787	8,030

		199,376

Oil & Gas Refining & Marketing – 0.8%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24	8,071	8,172
6.375%, 7–1–26 (H)	2,319	2,325
Comstock Resources, Inc. (10.000% Cash or 12.500% PIK),
10.000%, 3–15–20 (L)	15,475	16,171
EP Energy LLC and Everest Acquisition Finance, Inc.,
7.750%, 5–15–26 (H)	11,584	11,844
QEP Resources, Inc.,
5.625%, 3–1–26	9,650	9,216

		47,728

Total Energy – 6.6%		373,066
Financials

Consumer Finance – 1.6%
Creditcorp,
12.000%, 7–15–18 (H)	51,996	51,996
CURO Financial Technologies Corp.,
12.000%, 3–1–22 (H)	7,390	8,018
Quicken Loans, Inc.,
5.750%, 5–1–25 (H)	32,851	32,154

		92,168

Insurance Brokers – 1.2%
NFP Corp.,
6.875%, 7–15–25 (H)	66,616	65,284

Investment Banking & Brokerage – 0.1%
VHF Parent LLC,
6.750%, 6–15–22 (H)	5,508	5,707

Other Diversified Financial Services – 4.2%
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (H)	46,431	50,146
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22	23,366	23,833
6.375%, 12–15–25	7,788	7,798
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5–1–19 (H)(L)	155,578	153,244

		235,021

Property & Casualty Insurance – 1.0%
Amwins Group, Inc.,
7.750%, 7–1–26 (H)	19,386	19,677
Hub International Ltd.,
7.000%, 5–1–26 (H)	38,701	38,217

		57,894

Specialized Finance – 1.2%
Compass Group Diversified Holdings LLC,
8.000%, 5–1–26 (H)	15,494	15,107
Hadrian Merger Sub, Inc.,
8.500%, 5–1–26 (H)	28,417	27,635
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4–1–23 (H)	23,138	23,485

		66,227

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6–15–25 (H)	19,671	19,151

Total Financials – 9.6%		541,452
Health Care

Health Care Facilities – 0.9%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	4,274	4,146
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–26	2,404	2,388
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (H)	13,779	14,123
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (H)	29,213	30,053

		50,710

Health Care Supplies – 1.0%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11–1–21 (H)	3,974	4,391
Universal Hospital Services, Inc.,
7.625%, 8–15–20	51,342	51,214

		55,605

Life Sciences Tools & Services – 0.7%
Avantor, Inc.:
6.000%, 10–1–24 (H)	13,248	13,105
9.000%, 10–1–25 (H)	27,309	27,519

		40,624

Pharmaceuticals – 1.6%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (H)(M)	86,664	5,200
7.000%, 4–15–23 (H)(M)	10,052	603
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (H)	5,723	5,695
Valeant Pharmaceuticals International, Inc.:
5.500%, 3–1–23 (H)	789	734
5.500%, 11–1–25 (H)	7,811	7,698
9.000%, 12–15–25 (H)	5,419	5,622
9.250%, 4–1–26 (H)	15,514	16,115
8.500%, 1–31–27 (H)	11,585	11,759
VPII Escrow Corp.,
7.500%, 7–15–21 (H)	11,421	11,599
VRX Escrow Corp.:
5.875%, 5–15–23 (H)	12,592	11,829
6.125%, 4–15–25 (H)	11,848	10,915

		87,769

Total Health Care – 4.2%		234,708

Industrials

Aerospace & Defense – 2.5%
KLX, Inc.,
5.875%, 12–1–22 (H)	43,317	44,995
TransDigm UK Holdings plc,
6.875%, 5–15–26 (H)	13,157	13,338
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	16,868	16,958
6.500%, 7–15–24	39,794	40,490
6.500%, 5–15–25	7,918	8,007
6.375%, 6–15–26	16,934	16,807

		140,595

Building Products – 0.3%
Summit Materials LLC and Summit Materials Finance Corp.,
6.125%, 7–15–23	7,058	7,164
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24	8,383	8,236

		15,400

Diversified Support Services – 0.6%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (H)	25,226	24,595
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (H)	6,054	5,872
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	2,710	2,730

		33,197

Environmental & Facilities Services – 1.1%
GFL Environmental, Inc.:
5.625%, 5–1–22 (H)	5,520	5,313
5.375%, 3–1–23 (H)	27,117	25,083
7.000%, 6–1–26 (H)	23,211	22,225
Tervita Escrow Corp.,
7.625%, 12–1–21 (H)	7,723	7,877
Waste Pro USA, Inc.,
5.500%, 2–15–26 (H)	2,140	2,057

		62,555

Security & Alarm Services – 0.9%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (H)	50,236	53,627

Total Industrials – 5.4%		305,374
Information Technology

Application Software – 1.5%
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (H)	92,792	83,513

Data Processing & Outsourced Services – 2.7%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (H)	11,104	11,326
5.375%, 8–1–22 (H)	42,718	42,926
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (H)	86,728	87,615
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7–15–25 (H)	7,864	7,962

		149,829

IT Consulting & Other Services – 1.0%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5–1–25(H)	4,761	4,309
NCR Escrow Corp.,
6.375%, 12–15–23	29,376	30,441
Pioneer Holding Corp.,
9.000%, 11–1–22(H)	23,446	24,208

		58,958

Total Information Technology – 5.2%		292,300
Materials

Aluminum – 1.6%
Constellium N.V.:
5.750%, 5–15–24 (H)	21,281	20,536
6.625%, 3–1–25 (H)	32,160	32,401
5.875%, 2–15–26 (H)	14,677	14,163
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (H)	12,449	12,449
5.875%, 9–30–26 (H)	8,281	7,929

		87,478

Commodity Chemicals – 0.5%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (H)	19,673	18,689
5.250%, 6–1–27 (H)	7,869	7,333

		26,022

Construction Materials – 0.7%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (H)	43,731	41,873

Diversified Chemicals – 0.3%
PSPC Escrow Corp.,
6.500%, 2–1–22 (H)	14,707	14,964

Fertilizers & Agricultural Chemicals – 1.2%
Pinnacle Operating Corp.,
9.000%, 5–15–23 (H)	70,641	66,403

Metal & Glass Containers – 2.0%
ARD Finance S.A. (7.125% Cash or 7.875% PIK),
7.125%, 9–15–23 (L)	4,604	4,616
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK),
8.750%, 1–31–23 (H)(L)	9,150	9,310
BakerCorp International, Inc.,
8.250%, 6–1–19	92,963	89,941
HudBay Minerals, Inc.:
7.250%, 1–15–23 (H)	3,257	3,355
7.625%, 1–15–25 (H)	4,887	5,119

		112,341

Paper Packaging – 0.1%
Flex Acquisition Co., Inc.,
6.875%, 1–15–25 (H)	5,672	5,459

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25 (H)	7,999	8,279

Total Materials – 6.5%		362,819
Real Estate

Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26	4,164	4,081

Total Real Estate – 0.1%		4,081
Telecommunication Services

Alternative Carriers – 0.5%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (E)	30,952	28,863

Integrated Telecommunication Services – 6.0%
Frontier Communications Corp.:
6.875%, 1–15–25 (E)	30,443	19,598
11.000%, 9–15–25	51,015	40,797
8.500%, 4–1–26 (H)	19,411	18,731
GCI, Inc.,
6.875%, 4–15–25	29,696	30,744
Olympus Merger Sub, Inc.,
8.500%, 10–15–25 (H)	96,596	88,144
Sprint Corp.:
7.250%, 9–15–21	63,913	66,470
7.875%, 9–15–23	47,911	49,678
7.125%, 6–15–24	5,951	6,008
7.625%, 3–1–26	11,584	11,801

		331,971

Wireless Telecommunication Service – 0.5%
Sable International Finance Ltd.,
6.875%, 8–1–22 (H)	19,043	19,608
Sprint Nextel Corp.:
9.000%, 11–15–18 (H)	1,914	1,952
7.000%, 8–15–20	4,230	4,378
11.500%, 11–15–21	3,331	3,931

		29,869

Total Telecommunication Services – 7.0%		390,703

TOTAL CORPORATE DEBT SECURITIES – 69.6%		$3,899,837
(Cost: $4,075,891)

LOANS (N)
Consumer Discretionary

Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.344%, 7–25–21	3,543	3,339
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.594%, 7–25–22	26,757	24,226

		27,565

Apparel Retail – 2.0%
J. Crew Group, Inc.,
0.000%, 3–5–21 (O)	18,010	14,986
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
6.594%, 3–19–20	28,362	27,883
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
10.594%, 3–19–21	48,075	46,513
TRLG Intermediate Holdings LLC,
10.000%, 10–27–22 (C)	26,584	24,457

		113,839

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps),
5.848%, 1–7–22	581	561

Department Stores – 0.3%
Belk, Inc. (ICE LIBOR plus 475 bps),
7.088%, 12–10–22	24,644	19,007

Education Services – 0.7%
Laureate Education, Inc. (ICE LIBOR plus 350 bps),
5.594%, 4–26–24	40,806	40,772

General Merchandise Stores – 1.7%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
5.530%, 2–3–24	51,926	51,874
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
9.530%, 1–27–25	41,307	41,668

		93,542

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
6.094%, 5–15–23	22,374	22,200

Restaurants – 0.5%
NPC International, Inc. (ICE LIBOR plus 350 bps),
5.594%, 4–20–24	5,512	5,538
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.594%, 4–18–25	22,640	22,866

		28,404

Specialized Consumer Services – 0.5%
Asurion LLC:
0.000%, 11–3–24 (O)	15,509	15,431
0.000%, 8–4–25 (O)	7,754	7,735
Asurion LLC (ICE LIBOR plus 600 bps),
8.094%, 8–4–25	3,912	3,966

		27,132

Specialty Stores – 1.1%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
7.509%, 10–16–23	21,834	21,652
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
11.581%, 5–21–24 (D)	38,696	38,212

		59,864

Textiles – 0.4%
SIWF Holdings, Inc.,
0.000%, 5–25–25 (O)	7,722	7,751
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.323%, 5–25–25	15,445	15,503

		23,254

Total Consumer Discretionary – 8.0%		456,140
Consumer Staples

Food Distributors – 0.3%
Dairyland USA Corp. (ICE LIBOR plus 400 bps),
6.090%, 6–22–22	16,752	16,857

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
10.344%, 10–21–22	20,745	20,797

Total Consumer Staples – 0.7%		37,654
Energy

Coal & Consumable Fuels – 1.0%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
8.109%, 3–28–22	47,969	47,595
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
8.834%, 12–16–20	28,608	6,666

		54,261

Oil & Gas Drilling – 0.0%
KCA Deutag Alpha Ltd.,
0.000%, 5–16–20 (O)	617	613

Oil & Gas Equipment & Services – 0.3%
Larchmont Resources LLC (9.050% Cash or 9.050% PIK),
11.330%, 8–7–20 (C)(D)(L)	16,126	15,884

Oil & Gas Exploration & Production – 0.2%
California Resources Corp. (ICE LIBOR plus 475 bps),
6.838%, 12–31–22	11,612	11,808

Oil & Gas Storage & Transportation – 1.0%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.844%, 2–16–21(D)	25,494	22,945
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.844%, 8–12–20	34,152	33,525

		56,470

Total Energy – 2.5%		139,036
Financials

Asset Management & Custody Banks – 0.6%
Edelman Financial Holdings II, Inc.,
0.000%, 6–26–26 (O)	24,780	24,919
Tortoise Borrower LLC (ICE LIBOR plus 400 bps),
6.094%, 1–31–25 (D)	10,000	10,050

		34,969

Financial Exchanges & Data – 0.2%
Hudson River Trading LLC (ICE LIBOR plus 425 bps),
6.344%, 4-3-25 (D)	13,534	13,568

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 300 bps),
5.094%, 1-8–24	10,335	10,258

Investment Banking & Brokerage – 0.8%
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.844%, 8–25–22 (D)	42,804	43,072

Property & Casualty Insurance – 0.2%
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.360%, 4–25–25	9,690	9,626

Specialized Finance – 0.9%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.594%, 2–28–25	37,800	37,753
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.594%, 2–28–26 (D)	12,493	12,306

		50,059

Total Financials – 2.9%		161,552
Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp.,
0.000%, 6–19–25 (D)(F)(O)	3,873	3,708

Health Care Facilities – 1.0%
Gentiva Health Services, Inc.:
0.000%, 6–21–25 (D)(O)	46,472	46,123
0.000%, 6–21–26 (D)(O)	11,618	11,734

		57,857

Health Care Services – 0.5%
Heartland Dental LLC,
0.000%, 4–30–25 (D)(O)	3,785	3,761
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.844%, 4–30–25 (D)	25,231	25,074

		28,835

Life Sciences Tools & Services – 0.0%
Avantor, Inc. (ICE LIBOR plus 400 bps),
6.094%, 9–22–24	1,465	1,471

Pharmaceuticals – 0.2%
Concordia International Corp. (ICE LIBOR plus 425 bps),
6.344%, 10–21–21	15,377	13,664

Total Health Care – 1.8%		105,535
Industrials

Building Products – 0.4%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
10.094%, 3–27–22	23,667	21,656

Construction & Engineering – 1.2%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
7.094%, 5–10–25	48,320	48,501
Tensar International Corp. (ICE LIBOR plus 850 bps),
10.834%, 7–10–22 (D)	18,232	16,774

		65,275

Diversified Support Services – 0.3%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
5.844%, 8–25–24	9,312	9,312
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
9.844%, 8–25–25	7,819	7,839

		17,151

Industrial Conglomerates – 0.8%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
5.084%, 11–22–20	2,092	2,053
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.594%, 10–20–22	35,385	35,429
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.594%, 10–20–23	6,112	6,112

		43,594

Industrial Machinery – 1.4%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.834%, 1–30–23 (D)	81,082	81,082

Total Industrials – 4.1%		228,758
Information Technology

Application Software – 0.2%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
9.334%, 9–18–25	12,484	12,827

Data Processing & Outsourced Services – 0.6%
Colorado Buyer, Inc.,
0.000%, 5–1–25 (O)	3,963	3,948
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
9.610%, 5–1–25	10,261	10,223
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps),
5.860%, 5–22–25 (D)	19,348	19,348

		33,519

Internet Software & Services – 0.3%
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps),
9.844%, 11–12–21	15,807	15,767

Total Information Technology – 1.1%		62,113
Materials

Paper Packaging – 0.3%
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
9.335%, 10–1–22 (D)	16,912	16,955

Total Materials – 0.3%		16,955
Telecommunication Services

Integrated Telecommunication Services – 1.0%
West Corp. (3-Month ICE LIBOR plus 400 bps),
6.094%, 10–10–24	51,119	50,889
Westmoreland Coal Co.,
0.000%, 5–22–19(O)	1,068	1,067
Westmoreland Coal Co. (3-Month U.S. LIBOR plus 825 bps),
10.581%, 5–22–19	4,806	4,801

		56,757

Total Telecommunication Services – 1.0%		56,757

TOTAL LOANS – 22.4%		$1,264,500
(Cost: $1,289,654)

SHORT-TERM SECURITIES

Commercial Paper(P) – 3.9%
Abbott Laboratories,
2.262%, 7–2–18	4,000	3,999
AT&T, Inc.:
2.253%, 7–6–18	30,000	29,987
2.440%, 7–20–18	9,000	8,988
Corporacion Andina de Fomento,
1.950%, 7–2–18	10,000	9,998
Hewlett Packard Enterprise Corp.,
2.120%, 7–11–18	7,500	7,495
International Paper Co.:
2.273%, 7–9–18	15,000	14,990
2.500%, 7–10–18	6,000	5,996
2.460%, 7–13–18	1,422	1,421
McDonalds Corp.,
2.450%, 7–16–18	8,000	7,991
NBCUniversal Enterprise, Inc.,
2.430%, 7–19–18	8,000	7,990
PacifiCorp,
2.100%, 7–2–18	17,661	17,658
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
2.230%, 7–31–18	6,290	6,278
Verizon Communications, Inc.,
2.470%, 7–12–18	10,000	9,992

Virginia Electric and Power Co.:
2.410%, 7–10–18	11,000	10,993
2.390%, 7–11–18	5,000	4,996
2.380%, 7–12–18	10,000	9,992
Walgreens Boots Alliance, Inc.,
2.292%, 7–2–18	25,000	24,995
Wisconsin Electric Power Co.:
2.261%, 7–5–18	5,000	4,998
2.140%, 7–11–18	5,000	4,997
2.380%, 7–12–18	14,000	13,989
2.140%, 7–13–18	14,000	13,988

		221,731

Master Note – 0.0%
Toyota Motor Credit Corp. (1 - Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (Q)	549	549

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.850%, (R)(S)	6,472	6,472

Municipal Obligations – 0.3%
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
1.970%, 7–7–18 (Q)	7,500	7,500
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
2.090%, 7–7–18 (Q)	7,585	7,585

		15,085

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2.000%, 7–7–18 (Q)	3,094	3,094

TOTAL SHORT-TERM SECURITIES – 4.4%		$246,931
(Cost: $246,954)

TOTAL INVESTMENT SECURITIES – 101.2%		$5,685,979
(Cost: $5,888,182)

LIABILITIES, NET OF CASH AND OTHER ASSETS (T) – (1.2)%		(68,753)

NET ASSETS – 100.0%		$5,617,226

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	All or a portion of securities with an aggregate value of $15,359 are on loan.

(F)	Restricted securities. At June 30, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
BIS Industries Ltd.	12–22–17	19,683		$1,852	$1,260
J.G. Wentworth Co. (The)	1–25–18	4,485		39,515	41,488
Larchmont Resources LLC	12–8–16	18		6,189	5,043
Maritime Finance Co. Ltd.	9–19–13	1,750		30,172	15,277
New Cotai Participation Corp., Class B	4–12–13	—	*	803	674
Sabine Oil & Gas Corp.	12–7–16	5		233	270
Pinnacle Agriculture Enterprises LLC	3–10–17	49,044		22,291	40,609
Targa Resources Corp., 9.500%	10–24–17	47		52,454	52,017
Sabine Oil & Gas Corp., expires 12-29-29	12–7–16	20		145	125

		Principal
LifeScan Global Corp.,0.000%, 6-19-25	6–19–18	$3,873		3,737	3,708
				$157,391	$160,471

The total value of these securities represented 2.8% of net assets at June 30, 2018.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $3,052,222 or 54.3% of net assets.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

(K)	Zero coupon bond.

(L)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(M)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(O)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(P)	Rate shown is the yield to maturity at June 30, 2018.

(Q)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(R)	Investment made with cash collateral received from securities on loan.

(S)	Rate shown is the annualized 7-day yield at June 30, 2018.

(T)	Cash of $90 has been pledged as collateral for OTC foreign forward currency contracts.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	11,024	U.S. Dollar	13,671	7-5-18	Morgan Stanley International	$795	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$80,465	$3,964	$22,025
Consumer Staples	—	—	—	*
Energy	10,197	5,313	—
Financials	—	—	56,765
Industrials	—	—	1,260
Total Common Stocks	$90,662	$9,277	$80,050
Preferred Stocks	1,858	52,017	40,609
Warrants	—	125	113
Corporate Debt Securities	—	3,899,837	—	*
Loans	—	855,481	409,019
Short-Term Securities	6,472	240,459	—
Total	$98,992	$5,057,196	$529,791
Forward Foreign Currency Contracts	$—	$795	$—

During the period ended June 30, 2018, securities totaling $5,374 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants	Corporate Debt		Loans
Beginning Balance 4–1–18	$73,298	$44,140	$— *	$—	*	$263,028
Net realized gain (loss)	—	—	—	—		416
Net change in unrealized appreciation (depreciation)	6,752	(3,531)	(1)	—		(78)
Purchases	—	—	—	—		129,808
Sales	—	—	—	—		(50,544)
Amortization/Accretion of premium/discount	—	—	—	—		213
Transfers into Level 3 during the period	—	—	114	—		104,165
Transfers out of Level 3 during the period	—	—	—	—		(37,989)
Ending Balance 6–30–18	$80,050	$40,609	$113	$—	*	$409,019
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6–30–18	$6,753	$(3,531)	$(1)	$—		$1,011

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-18		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$21,351		Market comparable approach	Adjusted EBITDA multiple	9.99x
	674		Market comparable approach	Adjusted revenue multiple Illiquidity discount	8.40x 10%
	—	*	Market comparable approach	No market color	N/A
	41,488		Market comparable approach	Broker quotes	N/A
	15,277		Market comparable approach	Company financials	N/A
	1,260		Market comparable approach	Adjusted EBITDA multiple	5.10x
Preferred Stocks	40,609		Market comparable approach	Adjusted EBITDA multiple Illiquidity discount	10.01x 10%
Warrants	113		Market comparable approach	No market color	N/A
Corporate Debt	—	*	Cost approach	Cost of position	0
Loans	409,019		Third-party vendor pricing service	Broker quotes	N/A

Significant increase (decrease) in the adjusted EBITDA multiple could result in higher (lower) fair value measurement.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Curve

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$5,888,182

Gross unrealized appreciation	107,874
Gross unrealized depreciation	(310,077)

Net unrealized depreciation	$(202,203)

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.1%
Oil Search Ltd.	12,220	$80,488

Materials – 2.4%
BHP Billiton plc	2,178	49,040
BHP Billiton plc ADR	779	35,014
Newcrest Mining Ltd.	5,228	84,344

		168,398

Total Australia – 3.5%		$248,886
Brazil

Information Technology – 1.1%
MercadoLibre, Inc.	276	82,401

Telecommunication Services – 0.9%
Telefonica Brasil S.A.	2,881	34,076
Vivo Participacoes S.A. ADR	2,813	33,395

		67,471

Total Brazil – 2.0%		$149,872
Canada

Consumer Discretionary – 1.5%
Magna International, Inc.	1,828	106,320

Energy – 4.1%
Canadian Natural Resources Ltd.	2,859	103,151
Seven Generations Energy Ltd., Class A (A)	6,262	69,014
Suncor Energy, Inc.	2,891	117,646

		289,811

Total Canada – 5.6%		$396,131
China

Consumer Discretionary – 1.1%
Huayu Automotive Systems Co. Ltd., A Shares	21,490	76,836

Consumer Staples – 1.4%
Wuliangye Yibin Co. Ltd., A Shares	8,946	102,487

Financials – 1.3%
China Construction Bank Corp. (A)	101,863	94,130

Industrials – 1.1%
Han’s Laser Technology Industry Group Co. Ltd., A Shares	9,970	79,934

Information Technology – 2.8%
Alibaba Group Holding Ltd. ADR (A)	613	113,656
Baidu.com, Inc. ADR (A)	349	84,855

		198,511

Telecommunication Services – 1.2%
China Unicom Ltd.	67,606	84,447

Total China – 8.9%		$636,345
Denmark

Industrials – 0.9%
A.P. Moller – Maersk A/S	51	63,659

Total Denmark – 0.9%		$63,659
France

Consumer Staples – 1.9%
Danone S.A.	1,854	136,088

Energy – 3.6%
Total S.A. (B)	4,244	258,772

Financials – 2.5%
Axa S.A.	3,712	91,093
Societe Generale S.A.	1,967	82,959

		174,052

Industrials – 4.4%
Airbus SE	1,098	128,572
Schneider Electric S.A.	1,175	97,958
Vinci	883	84,917

		311,447

Telecommunication Services – 2.3%
Orange S.A.	9,697	162,449

Total France – 14.7%		$1,042,808
Germany

Financials – 1.3%
Deutsche Boerse AG	690	92,035

Health Care – 4.7%
Bayer AG	1,262	139,066
Fresenius Medical Care AG & Co. KGaA	1,060	106,958
Fresenius SE & Co. KGaA	1,073	86,177

		332,201

Information Technology – 2.0%
SAP AG	1,237	142,923

Real Estate – 0.4%
Deutsche Wohnen AG	544	26,299

Total Germany – 8.4%		$593,458
Hong Kong

Financials – 1.5%
AIA Group Ltd.	12,496	109,258

Total Hong Kong – 1.5%		$109,258

Ireland

Materials – 1.6%
CRH plc	3,333	117,665

Total Ireland – 1.6%		$117,665
Italy

Financials – 1.0%
UniCredit S.p.A.	4,483	74,843

Total Italy – 1.0%		$74,843
Japan

Consumer Discretionary – 3.5%
Isuzu Motors Ltd.	9,732	129,343
Subaru Corp.	4,145	120,750

		250,093

Consumer Staples – 1.3%
Calbee, Inc. (B)	2,420	91,042

Energy – 1.1%
Inpex Corp.	7,347	76,284

Financials – 2.3%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	12,207	69,584
Tokio Marine Holdings, Inc.	2,032	95,309

		164,893

Industrials – 2.2%
Komatsu Ltd.	2,521	72,142
SMC Corp.	226	82,864

		155,006

Information Technology – 1.1%
Tokyo Electron Ltd.	461	79,196

Telecommunication Services – 2.4%
Nippon Telegraph and Telephone Corp.	2,023	92,000
SoftBank Group Corp.	1,102	79,323

		171,323

Total Japan – 13.9%		$987,837
Luxembourg

Energy – 1.3%
Tenaris S.A.	2,888	52,996
Tenaris S.A. ADR	1,151	41,877

		94,873

Materials – 1.1%
ArcelorMittal	2,587	75,869

Total Luxembourg – 2.4%		$170,742
Netherlands

Consumer Staples – 2.5%
Koninklijke Ahold Delhaize N.V. (B)	7,410	177,429

Energy – 1.8%
Royal Dutch Petroleum Co., New York Shares	511	35,353
Royal Dutch Shell plc, Class A	2,676	93,016

		128,369

Total Netherlands – 4.3%		$305,798
Norway

Financials – 1.3%
DNB ASA	4,704	92,010

Total Norway – 1.3%		$92,010
South Korea

Information Technology – 1.2%
Samsung Electronics Co. Ltd.	2,033	85,094

Total South Korea – 1.2%		$85,094
Spain

Industrials – 1.1%
ACS Actividades de Construccion y Servicios S.A.	1,894	76,766

Total Spain – 1.1%		$76,766
Sweden

Financials – 1.4%
Swedbank AB	4,852	103,909

Total Sweden – 1.4%		$103,909
Switzerland

Consumer Staples – 1.6%
Nestle S.A., Registered Shares	1,531	118,856

Financials – 1.3%
UBS Group AG	5,748	88,954

Health Care – 1.8%
Roche Holdings AG, Genusscheine	592	131,911

Industrials – 2.8%
Adecco S.A.	1,305	77,437
Ferguson plc	1,507	122,329

		199,766

Total Switzerland – 7.5%		$539,487
Taiwan

Information Technology – 1.2%
MediaTek, Inc.	8,335	82,015

Total Taiwan – 1.2%		$82,015
United Kingdom

Consumer Discretionary – 1.0%
Whitbread plc	1,384	72,292

Consumer Staples – 5.3%
British American Tobacco plc	1,981	100,151
Imperial Tobacco Group plc	2,417	90,015
Reckitt Benckiser Group plc	1,028	84,653
Unilever plc	1,886	104,344

		379,163

Financials – 2.5%
Prudential plc	3,135	71,767
Standard Chartered plc	11,377	104,410

		176,177

Industrials – 2.2%
Babcock International Group plc	7,674	82,822
BAE Systems plc	9,429	80,486

		163,308

Materials – 1.9%
Rio Tinto plc	1,900	105,324
Rio Tinto plc ADR	645	35,790

		141,114

Telecommunication Services – 1.0%
BT Group plc	26,386	75,845

Total United Kingdom – 13.9%		$1,007,899

TOTAL COMMON STOCKS – 96.3%		$6,884,482
(Cost: $6,354,481)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.1%
AT&T, Inc.
2.440%, 7–24–18	$5,000	4,992
Brown-Forman Corp.
2.010%, 7–16–18	6,000	5,994
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.)
2.052%, 7–9–18	8,000	7,995
E.I. du Pont de Nemours and Co.
2.202%, 7–2–18	10,000	9,998
International Paper Co.:
2.500%, 7–10–18	5,000	4,996
2.460%, 7–13–18	5,000	4,996
Northern Illinois Gas Co.
2.202%, 7–5–18	10,000	9,996

River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia)
2.230%, 7–31–18	8,884	8,868
Virginia Electric and Power Co.:
2.390%, 7–11–18	5,000	4,996
2.340%, 7–25–18	5,000	4,992
Wisconsin Electric Power Co.
2.380%, 7–12–18	8,800	8,793

		76,616

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.240%, 7–6–18 (D)	3,272	3,272

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
1.850%, (E)(F)	16	16

Municipal Obligations – 0.0%
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps)
1.590%, 7–7–18 (D)	3,000	3,000

Notes – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
2.000%, 7–7–18 (D)	5,000	5,000

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.960%, 7–7–18 (D)	36,170	36,170
1.970%, 7–7–18 (D)	4,000	4,000
2.000%, 7–7–18 (D)	8,000	8,000

		48,170

TOTAL SHORT-TERM SECURITIES – 1.9%		$136,074
(Cost: $136,081)

TOTAL INVESTMENT SECURITIES – 98.2%		$7,020,556
(Cost: $6,490,562)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%		129,402

NET ASSETS – 100.0%		$7,149,958

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $21,925 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at June 30, 2018.

(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,884,482	$—	$—
Short-Term Securities	16	136,058	—
Total	$6,884,498	$136,058	$—

During the period ended June 30, 2018, securities totaling $5,720,146 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$6,490,562

Gross unrealized appreciation	832,514
Gross unrealized depreciation	(302,520)

Net unrealized appreciation	$529,994

SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.9%
V.F. Corp.	1,346	$109,750

Automobile Manufacturers – 2.0%
Ferrari N.V.	547	73,850

Cable & Satellite – 0.6%
Comcast Corp., Class A	678	22,255

Footwear – 2.7%
NIKE, Inc., Class B	1,302	103,736

Home Improvement Retail – 3.9%
Home Depot, Inc. (The)	754	147,086

Internet & Direct Marketing Retail – 6.1%
Amazon.com, Inc. (A)	121	205,890
Booking Holdings, Inc. (A)	11	22,298

		228,188

Total Consumer Discretionary – 18.2%		$684,865
Consumer Staples

Soft Drinks – 1.5%
Monster Beverage Corp. (A)	992	56,830

Tobacco – 0.8%
Philip Morris International, Inc.	352	28,388

Total Consumer Staples – 2.3%		$85,218
Energy

Oil & Gas Equipment & Services – 1.8%
Halliburton Co.	1,530	68,933

Total Energy – 1.8%		$68,933
Financials

Financial Exchanges & Data – 6.0%
CME Group, Inc.	918	150,397
S&P Global, Inc.	367	74,868

		225,265

Investment Banking & Brokerage – 2.6%
Charles Schwab Corp. (The)	1,885	96,324

Other Diversified Financial Services – 0.2%
Citigroup, Inc.	142	9,529

Total Financials – 8.8%		$331,118
Health Care

Health Care Equipment – 4.8%
Abiomed, Inc. (A)	81	32,929
Danaher Corp.	735	72,510
Intuitive Surgical, Inc. (A)	157	75,121

		180,560

Managed Health Care – 2.3%
UnitedHealth Group, Inc.	344	84,274

Pharmaceuticals – 2.6%
Zoetis, Inc.	1,155	98,361

Total Health Care – 9.7%		$363,195
Industrials

Aerospace & Defense – 2.5%
Lockheed Martin Corp.	120	35,540
Northrop Grumman Corp.	190	58,556

		94,096

Construction Machinery & Heavy Trucks – 2.8%
Caterpillar, Inc.	765	103,774

Industrial Machinery – 2.5%
Stanley Black & Decker, Inc.	713	94,680

Railroads – 1.0%
Union Pacific Corp.	265	37,559

Research & Consulting Services – 2.3%
Verisk Analytics, Inc., Class A (A)	790	85,046

Trucking – 1.4%
J.B. Hunt Transport Services, Inc.	438	53,203

Total Industrials – 12.5%		$468,358

Information Technology

Application Software – 8.1%
Adobe Systems, Inc. (A)	500	121,881
NVIDIA Corp.	120	28,404
salesforce.com, Inc. (A)	1,139	155,291

		305,576

Data Processing & Outsourced Services – 13.2%
FleetCor Technologies, Inc. (A)	151	31,893
MasterCard, Inc., Class A	859	168,752
PayPal, Inc. (A)	1,599	133,140
Visa, Inc., Class A	1,208	159,933

		493,718

Home Entertainment Software – 2.3%
Electronic Arts, Inc. (A)	608	85,670

Internet Software & Services – 7.3%
Alphabet, Inc., Class A (A)	90	101,175
Alphabet, Inc., Class C (A)	61	68,489
Facebook, Inc., Class A (A)	544	105,613

		275,277

Semiconductor Equipment – 0.7%
Lam Research Corp.	146	25,275

Semiconductors – 0.8%
Microchip Technology, Inc.	348	31,672

Systems Software – 6.7%
Microsoft Corp.	2,535	249,927

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	957	177,074

Total Information Technology – 43.8%		$1,644,189
Real Estate

Specialized REITs – 1.2%
American Tower Corp., Class A	321	46,235

Total Real Estate – 1.2%		$46,235

TOTAL COMMON STOCKS – 98.3%		$3,692,111
(Cost: $2,140,339)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.5%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
2.052%, 7–9–18	$4,000	3,998
E.I. du Pont de Nemours and Co.,
2.202%, 7–2–18	5,000	4,999
International Paper Co.:
2.322%, 7–2–18	1,777	1,777
2.162%, 7–5–18	5,000	4,998
2.500%, 7–10–18	5,000	4,996
J.M. Smucker Co. (The),
2.200%, 7–2–18	9,800	9,798
McCormick & Co., Inc.,
2.410%, 7–10–18	6,000	5,996
Northern Illinois Gas Co.,
2.460%, 7–13–18	5,000	4,996
Virginia Electric and Power Co.,
2.340%, 7–25–18	5,000	4,992
Walgreens Boots Alliance, Inc.,
2.292%, 7–2–18	8,000	7,998

		54,548

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (C)	4,490	4,490

Municipal Obligations – 0.1%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.540%, 7–1–18 (C)	3,655	3,655

TOTAL SHORT-TERM SECURITIES – 1.7%		$62,693
(Cost: $62,700)

TOTAL INVESTMENT SECURITIES – 100.0%		$3,754,804
(Cost: $2,203,039)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1,470)

NET ASSETS – 100.0%		$3,753,334

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,692,111	$—	$—
Short-Term Securities	—	62,693	—
Total	$3,692,111	$62,693	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,203,039

Gross unrealized appreciation	1,577,948
Gross unrealized depreciation	(26,183)

Net unrealized appreciation	$1,551,765

SCHEDULE OF INVESTMENTS
Ivy LaSalle Global Real Estate Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia

Real Estate – 5.5%
Dexus	109		$781
GPT Group	176		658
Mirvac Group	373		599
Scentre Group	573		1,862

			3,900

Total Australia – 5.5%			$3,900
Belgium

Real Estate – 0.3%
Warehouses De Pauw Comm VA	1		189

Total Belgium – 0.3%			$189
Canada

Real Estate – 1.1%
Chartwell Retirement Residences	7		78
Choice Properties REIT	21		193
Cominar Real Estate Investment Trust	12		120
H&R Real Estate Investment Trust	10		161
Northview Apartment REIT	3		64
SmartREIT	5		123

			739

Total Canada – 1.1%			$739
France

Real Estate – 3.5%
Gecina	4		588
Unibail-Rodamco-Westfield	9		1,903

			2,491

Total France – 3.5%			$2,491
Germany

Real Estate – 3.3%
alstria office AG	25		375
LEG Immobilien AG	6		628
Vonovia SE	29		1,390

			2,393

Total Germany – 3.3%			$2,393
Hong Kong

Real Estate – 9.7%
Hang Lung Properties Ltd.	444		916
Link (The)	168		1,534
Sun Hung Kai Properties Ltd.	219		3,305
Swire Properties Ltd.	299		1,105

			6,860

Total Hong Kong – 9.7%			$6,860
Ireland

Real Estate – 0.8%
Hibernia REIT plc	103		180
Irish Residential Properties REIT plc	196		315

			495

Total Ireland – 0.8%			$495
Japan

Real Estate – 12.2%
Daiwa Office Investment Corp.	—	*	471
Global One Corp.	—	*	347
Heiwa Real Estate Co. Ltd.	56		1,107
Ichigo Hotel Investment Corp.	—	*	135
Keihanshin Building Co. Ltd.	49		408
Kenedix Office Investment Corp.	—	*	292
Mitsubishi Estate Co. Ltd.	133		2,325
Mitsubishi Estate Logistics REIT Investment Corp.	—	*	173
Mitsui Fudosan Co. Ltd.	119		2,302
Nippon Building Fund, Inc.	—	*	600
ORIX JREIT, Inc.	—	*	495

			8,655

Total Japan – 12.2%			$8,655

Singapore

Real Estate – 0.3%
Mapletree Commercial Trust	82	94
UOL Group Ltd.	21	115

		209

Total Singapore – 0.3%		$209
Spain

Real Estate – 1.5%
Lar Espana Real Estate Socimi S.A.	32	354
Merlin Properties Socimi S.A.	50	732

		1,086

Total Spain – 1.5%		$1,086
Sweden

Real Estate – 1.1%
Hufvudstaden AB	19	277
Kungsleden AB	69	478

		755

Total Sweden – 1.1%		$755
Switzerland

Real Estate – 0.5%
PSP Swiss Property Ltd., Registered Shares	4	345

Total Switzerland – 0.5%		$345
United Kingdom

Real Estate – 5.1%
Big Yellow Group plc	14	178
Capital & Counties Properties plc	74	280
Derwent London plc	13	550
Great Portland Estates plc	73	690
Land Securities Group plc	89	1,129
SEGRO plc	93	767

		3,594

Total United Kingdom – 5.1%		$3,594
United States

Real Estate – 54.3%
American Campus Communities, Inc.	27	1,161
American Homes 4 Rent	27	603
American Tower Corp., Class A	3	384
AvalonBay Communities, Inc.	27	2,993
Boston Properties, Inc.	14	1,771
Brixmor Property Group, Inc.	48	829
Camden Property Trust	8	767
CoreCivic, Inc.	5	121
Crown Castle International Corp.	11	1,181
CubeSmart	43	1,381
Digital Realty Trust, Inc.	8	865
Duke Realty Corp.	29	848
Equinix, Inc.	1	219
Equity Residential	46	2,900
First Industrial Realty Trust, Inc.	12	397
HCP, Inc.	57	1,480
LaSalle Hotel Properties	15	505
National Retail Properties, Inc.	18	783
Park Hotels & Resorts, Inc.	29	891
ProLogis, Inc.	10	672
Public Storage, Inc.	11	2,456
QTS Realty Trust, Inc., Class A	10	390
Regency Centers Corp.	25	1,562
RLJ Lodging Trust	51	1,114
Simon Property Group, Inc.	24	4,131
SL Green Realty Corp.	11	1,146
Taubman Centers, Inc.	19	1,099
VEREIT, Inc.	92	684
VICI Properties, Inc.	27	556
Vornado Realty Trust	27	1,978
Welltower, Inc.	41	2,572

		38,439

Total United States – 54.3%		$38,439

TOTAL COMMON STOCKS – 99.2%		$70,150
(Cost: $65,313)

TOTAL INVESTMENT SECURITIES – 99.2%		$70,150
(Cost: $65,313)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		548

NET ASSETS – 100.0%		$70,698

Notes to Schedule of Investments

*	Not shown due to rounding.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$70,150	$—	$—
Total	$70,150	$—	$—

During the period ended June 30, 2018, securities totaling $27,330 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$65,313

Gross unrealized appreciation	5,678
Gross unrealized depreciation	(841)

Net unrealized appreciation	$4,837

SCHEDULE OF INVESTMENTS Ivy LaSalle Global Risk-Managed Real Estate Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia

Real Estate – 6.0%
Dexus	163		$1,171
GPT Group	356		1,333
Scentre Group	750		2,438

			4,942

Total Australia – 6.0%			$4,942
Belgium

Real Estate – 0.6%
Warehouses De Pauw Comm VA	3		443

Total Belgium – 0.6%			$443
Canada

Real Estate – 1.1%
Allied Properties	5		172
Canadian Apartment Properties REIT	7		226
Chartwell Retirement Residences	16		184
SmartREIT	13		307

			889

Total Canada – 1.1%			$889
France

Real Estate – 4.0%
Gecina	5		828
Unibail-Rodamco-Westfield	11		2,461

			3,289

Total France – 4.0%			$3,289
Germany

Real Estate – 3.5%
alstria office AG	55		825
LEG Immobilien AG	18		2,004

			2,829

Total Germany – 3.5%			$2,829
Hong Kong

Real Estate – 10.0%
Hang Lung Properties Ltd.	925		1,906
Link (The)	358		3,269
Swire Properties Ltd.	804		2,973

			8,148

Total Hong Kong – 10.0%			$8,148
Ireland

Real Estate – 1.0%
Hibernia REIT plc	144		253
Irish Residential Properties REIT plc	374		603

			856

Total Ireland – 1.0%			$856
Japan

Real Estate – 9.2%
Daiwa Office Investment Corp.	—	*	1,172
GLP J-REIT	—	*	370
Heiwa Real Estate Co. Ltd.	—	*	104
Japan Excellent, Inc.	—	*	173
Kenedix Office Investment Corp.	—	*	1,293
Kenedix Retail Corp.	—	*	133
Mitsubishi Estate Logistics REIT Investment Corp.	—	*	535
Mitsui Fudosan Co. Ltd.	38		390
Nippon Building Fund, Inc.	—	*	1,264
ORIX JREIT, Inc.	1		1,719
Sekisui House REIT, Inc.	—	*	261

			7,414

Total Japan – 9.2%			$7,414

Singapore

Real Estate – 0.3%
CapitaCommercial Trust	81	99
CapitaMall Trust	58	88
Mapletree Commercial Trust	66	76

		263

Total Singapore – 0.3%		$263
Spain

Real Estate – 0.8%
Lar Espana Real Estate Socimi S.A.	55	613

Total Spain – 0.8%		$613
Sweden

Real Estate – 1.0%
Hufvudstaden AB	59	851

Total Sweden – 1.0%		$851
Switzerland

Real Estate – 0.6%
PSP Swiss Property Ltd., Registered Shares	6	516

Total Switzerland – 0.6%		$516
United Kingdom

Real Estate – 5.8%
Big Yellow Group plc	42	528
Derwent London plc	35	1,446
Land Securities Group plc	142	1,788
SEGRO plc	104	918

		4,680

Total United Kingdom – 5.8%		$4,680
United States

Real Estate – 55.1%
American Campus Communities, Inc.	35	1,489
AvalonBay Communities, Inc.	35	3,935
Boston Properties, Inc.	23	2,823
Brixmor Property Group, Inc.	68	1,190
Camden Property Trust	16	1,456
Corporate Office Properties Trust	25	724
CubeSmart	62	1,986
Duke Realty Corp.	37	1,088
Equity Residential	60	3,798
Federal Realty Investment Trust	8	1,047
First Industrial Realty Trust, Inc.	15	503
HCP, Inc.	85	2,203
Hudson Pacific Properties, Inc.	20	706
National Retail Properties, Inc.	32	1,401
Paramount Group, Inc.	71	1,088
ProLogis, Inc.	19	1,242
Public Storage, Inc.	15	3,497
Realty Income Corp.	8	429
Regency Centers Corp.	33	2,038
Simon Property Group, Inc.	30	5,148
Taubman Centers, Inc.	25	1,466
Vornado Realty Trust	33	2,404
Welltower, Inc.	53	3,343

		45,004

Total United States – 55.1%		$45,004

TOTAL COMMON STOCKS – 99.0%		$80,737
(Cost: $73,674)

TOTAL INVESTMENT SECURITIES – 99.0%		$80,737
(Cost: $73,674)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		775

NET ASSETS – 100.0%		$81,512

Notes to Schedule of Investments

*	Not shown due to rounding.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$80,737	$—	$—
Total	$80,737	$—	$—

During the period ended June 30, 2018, securities totaling $30,639 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$73,674

Gross unrealized appreciation	8,501
Gross unrealized depreciation	(1,438)

Net unrealized appreciation	$7,063

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Telecommunication Services Integrated Telecommunication Services – 0.0%
Frontier Communications Corp., Convertible Series A, 11.125%	50	$492

Total Telecommunication Services – 0.0%		492

TOTAL PREFERRED STOCKS – 0.0%		$492
(Cost: $860)

ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	$4,610	4,369
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–9–21 (A)	5,500	5,343

TOTAL ASSET-BACKED SECURITIES – 0.7%		$9,712
(Cost: $10,123)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.3%
Lear Corp.,
5.375%, 3–15–24	3,175	3,293

Broadcasting – 0.1%
Discovery Communications LLC,
2.200%, 9–20–19	2,000	1,978

Cable & Satellite – 0.1%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10–1–19	1,000	1,035

General Merchandise Stores – 0.9%
Dollar General Corp.,
3.250%, 4–15–23	2,137	2,099
Family Dollar Stores, Inc.,
5.000%, 2–1–21	8,509	8,800

		10,899

Total Consumer Discretionary – 1.4%		17,205

Consumer Staples Brewers – 0.4%
Molson Coors Brewing Co.:
1.900%, 3–15–19	2,070	2,055
2.250%, 3–15–20	2,750	2,707

		4,762

Distillers & Vintners – 0.5%
Constellation Brands, Inc.,
2.250%, 11–6–20	7,000	6,834

Packaged Foods & Meats – 0.4%
Smithfield Foods, Inc.,
2.700%, 1–31–20 (A)	5,000	4,928

Soft Drinks – 0.2%
PepsiCo, Inc.,
3.100%, 7–17–22	2,082	2,077

Total Consumer Staples – 1.5%		18,601
Energy

Oil & Gas Equipment & Services – 1.0%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	8,250	8,422
2.800%, 2–15–21	4,500	4,442

		12,864

Oil & Gas Exploration & Production – 1.2%
Aker BP ASA,
6.000%, 7–1–22 (A)	2,360	2,414
EQT Corp.,
8.125%, 6–1–19	11,520	12,040

		14,454

Oil & Gas Storage & Transportation – 2.9%
Enbridge, Inc.,
2.900%, 7–15–22	2,913	2,829
EQT Midstream Partners L.P.,
4.750%, 7–15–23	3,500	3,493
Kinder Morgan Energy Partners L.P.:
3.500%, 3–1–21	6,000	5,989
3.450%, 2–15–23	6,590	6,359
MPLX L.P.,
3.375%, 3–15–23	2,000	1,955

Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10–15–23	8,200	7,989
Spectra Energy Partners L.P.,
2.950%, 9–25–18 (B)	2,000	2,001
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	5,700	5,791

		36,406

Total Energy – 5.1%		63,724
Financials

Asset Management & Custody Banks – 0.6%
Ares Capital Corp.,
3.875%, 1–15–20	7,280	7,304

Consumer Finance – 6.2%
Ally Financial, Inc.:
3.250%, 11–5–18	4,498	4,498
4.125%, 3–30–20	10,896	10,910
American Honda Finance Corp.,
7.625%, 10–1–18 (A)	5,000	5,062
Capital One N.A.,
2.350%, 1–31–20	5,000	4,928
Discover Financial Services,
3.950%, 11–6–24	4,650	4,536
Ford Motor Credit Co. LLC:
2.681%, 1–9–20	3,700	3,665
3.470%, 4–5–21	1,000	994
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	5,115	5,091
3.500%, 7–10–19	4,500	4,523
3.200%, 7–6–21	5,000	4,934
Hyundai Capital America:
2.875%, 8–9–18 (A)	5,525	5,524
2.550%, 4–3–20 (A)	6,750	6,633
Synchrony Financial,
2.600%, 1–15–19	15,770	15,740

		77,038

Diversified Banks – 5.2%
ABN AMRO Bank N.V.,
2.100%, 1–18–19 (A)	8,000	7,971
Bank of America Corp.:
2.625%, 4–19–21	3,500	3,438
4.100%, 7–24–23	2,850	2,898
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	12,750	12,681
BB&T Corp.,
2.050%, 5–10–21	5,000	4,831
Branch Banking and Trust Co.,
1.450%, 5–10–19	10,875	10,757
KeyBank N.A.,
2.300%, 9–14–22	4,000	3,817
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2–22–22	2,000	1,963
Mizuho Financial Group, Inc.,
2.273%, 9–13–21	4,400	4,222
Northern Trust Corp.,
2.375%, 8–2–22	7,525	7,288
U.S. Bancorp,
5.125%, 1–15–67	5,500	5,644

		65,510

Investment Banking & Brokerage – 2.7%
Daiwa Securities Group, Inc.,
3.129%, 4–19–22 (A)	5,000	4,896
Goldman Sachs Group, Inc. (The):
2.600%, 12–27–20	6,210	6,101
2.350%, 11–15–21	6,700	6,443
3.000%, 4–26–22	3,250	3,177
Morgan Stanley:
5.750%, 1–25–21	6,000	6,344
4.875%, 11–1–22	5,250	5,444
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.407%, 5–31–23 (C)	1,700	1,698

		34,103

Life & Health Insurance – 2.6%
Athene Global Funding:
2.875%, 10–23–18 (A)	15,450	15,447
2.750%, 4–20–20 (A)	1,585	1,566
New York Life Global Funding,
1.550%, 11–2–18 (A)	6,500	6,480
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	9,500	9,346

		32,839

Other Diversified Financial Services – 3.1%
Citigroup, Inc.:
2.650%, 10–26–20	9,000	8,860
2.700%, 3–30–21	5,893	5,779
JPMorgan Chase & Co.:
4.350%, 8–15–21	3,820	3,928
2.972%, 1–15–23	4,087	3,980
3.000%, 2–27–30 (D)	3,390	3,115
USAA Capital Corp.,
2.450%, 8–1–20 (A)	13,865	13,683

		39,345

Property & Casualty Insurance – 1.4%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	5,500	5,377
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
1.700%, 3–15–19	4,550	4,526
Berkshire Hathaway, Inc.,
2.100%, 8–14–19	7,375	7,333

		17,236

Regional Banks – 1.9%
PNC Bank N.A.:
2.400%, 10–18–19	8,985	8,923
2.550%, 12–9–21	4,000	3,900
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	3,500	3,622
Sumitomo Mitsui Banking Corp. (3-Month U.S. LIBOR plus 35 bps),
2.703%, 1–17–20 (C)	6,000	6,000
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3–6–19 (A)	1,500	1,492

		23,937

Specialized Finance – 1.6%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6–1–19 (A)	5,625	5,639
International Lease Finance Corp.,
6.250%, 5–15–19	11,500	11,791
Syngenta Finance N.V.,
3.698%, 4–24–20 (A)	2,250	2,242

		19,672

Total Financials – 25.3%		316,984
Health Care Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5–11–20	4,000	3,937

Health Care Supplies – 1.3%
Abbott Laboratories,
2.350%, 11–22–19	1,444	1,436
Catholic Health Initiatives,
2.600%, 8–1–18	11,871	11,871
Stryker Corp.,
2.625%, 3–15–21	3,025	2,973

		16,280

Pharmaceuticals – 0.4%
AbbVie, Inc.,
2.000%, 11–6–18	2,000	1,994
Bayer U.S. Finance II LLC,
3.875%, 12–15–23 (A)	3,500	3,499

		5,493

Total Health Care – 2.0%		25,710
Industrials

Aerospace & Defense – 1.3%
BAE Systems Holdings, Inc.,
6.375%, 6–1–19 (A)	10,893	11,220
KLX, Inc.,
5.875%, 12–1–22 (A)	2,800	2,908
Northrop Grumman Corp.,
3.250%, 8–1–23	2,000	1,977

		16,105

Airlines – 1.2%
Aviation Capital Group Corp.:
2.875%, 9–17–18 (A)	9,000	9,002
2.875%, 1–20–22 (A)	4,000	3,868
Delta Air Lines, Inc.,
3.400%, 4–19–21 (B)	1,875	1,866

		14,736

Industrial Conglomerates – 0.4%
General Electric Capital Corp.,
5.012%, 1–1–24	5,640	5,833

Total Industrials – 2.9%		36,674
Information Technology

Communications Equipment – 0.3%
L-3 Communications Corp.,
3.950%, 5–28–24	4,280	4,225

Data Processing & Outsourced Services – 0.4%
Visa, Inc.,
2.800%, 12–14–22	5,350	5,247

Semiconductors – 1.0%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
2.375%, 1–15–20	5,500	5,428
3.125%, 1–15–25	3,000	2,783
Intel Corp.,
2.450%, 7–29–20	4,000	3,975

		12,186

Systems Software – 1.0%
CA, Inc.,
5.375%, 12–1–19	8,297	8,517
Microsoft Corp.,
2.875%, 2–6–24	4,000	3,914

		12,431

Total Information Technology – 2.7%		34,089

Materials

Paper Packaging – 0.2%
Packaging Corp. of America,
2.450%, 12–15–20	3,500	3,424

Specialty Chemicals – 0.7%
Methanex Corp.,
3.250%, 12–15–19	8,632	8,602

Total Materials – 0.9%		12,026
Real Estate

Industrial REITs – 0.3%
Air Lease Corp.,
2.500%, 3–1–21	3,700	3,602

Specialized REITs – 2.5%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,497
5.900%, 11–1–21	7,200	7,700
2.250%, 1–15–22	12,500	11,948
Crown Castle International Corp.:
2.250%, 9–1–21	3,000	2,876
4.875%, 4–15–22	3,099	3,194
5.250%, 1–15–23	2,745	2,875

		31,090

Total Real Estate – 2.8%		34,692
Telecommunication Services

Integrated Telecommunication Services – 0.6%
AT&T, Inc.:
5.875%, 10–1–19	3,900	4,034
5.200%, 3–15–20	3,000	3,099

		7,133

Wireless Telecommunication Service – 0.4%
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	4,830	4,739

Total Telecommunication Services – 1.0%		11,872
Utilities

Electric Utilities – 2.8%
CenterPoint Energy, Inc.,
2.500%, 9–1–22 (B)	4,000	3,837
Duke Energy Carolinas LLC,
2.500%, 3–15–23	5,000	4,823
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.),
2.150%, 6–15–19	4,000	3,958
Entergy Texas, Inc.,
2.550%, 6–1–21	7,225	7,063
MidAmerican Energy Co.,
3.700%, 9–15–23	3,000	3,035
National Rural Utilities Cooperative Finance Corp.:
1.650%, 2–8–19	3,600	3,578
2.400%, 4–25–22	4,975	4,804
Virginia Electric and Power Co., Series C,
2.750%, 3–15–23 (B)	3,940	3,818

		34,916

Total Utilities – 2.8%		34,916

TOTAL CORPORATE DEBT SECURITIES – 48.4%		$606,493
(Cost: $614,310)
MORTGAGE-BACKED SECURITIES

Commercial Mortgage-Backed Securities – 0.2%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9–15–27 (A)	2,500	2,567

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$2,567
(Cost: $2,732)
MUNICIPAL BONDS - TAXABLE

California – 2.3%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	3,765	3,865
CA Various Purp GO Bonds,
7.700%, 11–1–30	10,050	11,111
CA Various Purp GO Rfdg Bonds,
7.950%, 3–1–36	5,875	6,339
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7–1–19	7,615	7,559

		28,874

New York – 0.7%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	9,920	9,205

Texas – 0.9%
Dallas Independent Sch Dist, Unlimited Tax Sch Bldg Bonds, Ser 2010C,
6.450%, 2–15–35	5,650	6,121
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D,
6.349%, 2–15–41	4,540	4,783

		10,904

TOTAL MUNICIPAL BONDS - TAXABLE – 3.9%		$48,983
(Cost: $50,255)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 1.6%
Federal Home Loan Bank:
1.700%, 7–25–31	13,500	12,958
2.000%, 11–25–31	1,000	959
U.S. Department of Transportation,
6.001%, 12–7–21 (A)	5,670	6,229

		20,146

Mortgage-Backed Obligations – 14.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (5-Year U.S. Treasury index plus 300 bps),
5.358%, 2–25–47 (A)(C)	6,420	6,742
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
5.251%, 6–25–21 (A)(C)	3,115	3,139
6.001%, 9–25–22 (A)(C)	1,603	1,629
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-year U.S. Treasury index),
4.289%, 9–25–44 (A)(C)	8,200	8,204
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.882%, 2–25–45 (A)(C)	8,500	8,530
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.686%, 4–25–20 (A)(C)	4,950	5,131
4.493%, 1–25–46 (A)(C)	5,958	6,092
4.119%, 2–25–46 (A)(C)	390	396
4.573%, 12–25–48 (A)(C)	14,446	14,808
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.668%, 2–25–22 (A)(C)	4,000	3,964
4.489%, 12–25–44 (A)(C)	17,000	17,485
4.005%, 5–25–45 (A)(C)	6,500	6,583
3.616%, 8–25–46 (A)(C)	2,250	2,226
4.753%, 11–25–46 (A)(C)	8,000	8,309
3.681%, 11–25–47 (A)(C)	2,050	2,033
4.012%, 2–25–50 (A)(C)	6,142	6,016
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4–1–20	99	101
3.000%, 9–1–28	7,490	7,466
3.000%, 5–15–44	2,535	2,518
Federal National Mortgage Association Agency REMIC/CMO,
2.000%, 6–25–39	12,397	11,999
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.503%, 12–1–19	7,029	7,150
4.646%, 7–1–20	6,119	6,232
4.381%, 6–1–21	9,823	10,152
5.500%, 2–1–22	318	325
3.500%, 8–1–26	3,300	3,343
2.000%, 10–25–41	11,755	11,159
2.000%, 12–25–42	1,577	1,557
2.500%, 7–25–45	2,241	2,142
2.500%, 9–25–45	3,594	3,497
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	5,624	5,406
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 4–20–34	4,971	4,956

		179,290

Other – 1.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
4.501%, 11–25–24 (A)(C)	5,600	5,705
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
4.551%, 6–25–27 (A)(C)	3,842	3,932
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):

3.801%, 11–25–49 (A)(C)	3,650	3,563
3.764%, 11–25–50 (A)(C)	4,850	4,733

		17,933

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 17.3%		$217,369
(Cost: $223,204)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 14.2%
U.S. Treasury Notes:
1.625%, 4–30–19	6,000	5,966
1.500%, 5–31–19	12,500	12,404
1.625%, 7–31–19	5,000	4,959
1.750%, 11–30–19	10,000	9,899
2.375%, 4–30–20	32,000	31,915
2.625%, 5–15–21	20,000	19,999
2.250%, 7–31–21	27,000	26,693
2.000%, 2–15–22	11,000	10,744
2.000%, 7–31–22	16,500	16,050
2.000%, 10–31–22	8,000	7,766
2.125%, 12–31–22	25,000	24,366
2.750%, 4–30–23	7,000	7,005

		177,766

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.2%		$177,766
(Cost: $177,639)

SHORT-TERM SECURITIES
Commercial Paper(E) – 14.8%
AT&T, Inc.,
3.130%, 5–30–19	14,000	13,606
Energy Transfer L.P.:
2.803%, 7–2–18	20,000	19,996
2.603%, 7–3–18	18,000	17,995
2.585%, 7–9–18	13,000	12,991
2.710%, 7–12–18	10,000	9,991
General Motors Financial Co., Inc.:
2.405%, 7–9–18	7,500	7,495
2.740%, 7–10–18	3,500	3,497
Hewlett Packard Enterprise Corp.,
2.120%, 7–11–18	20,000	19,987
Kansas City Power & Light Co.:
2.222%, 7–3–18	8,000	7,998
2.252%, 7–6–18	3,500	3,498
Sherwin-Williams Co. (The):
2.520%, 7–2–18	4,000	3,999
2.100%, 7–13–18	10,400	10,392
Virginia Electric and Power Co.:
2.410%, 7–10–18	6,250	6,246
2.340%, 7–25–18	10,000	9,984
Walgreens Boots Alliance, Inc.,
2.470%, 7–12–18	11,000	10,991
Wisconsin Electric Power Co.:
2.380%, 7–12–18	8,200	8,194
2.140%, 7–13–18	18,500	18,484

		185,344

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (F)	2,245	2,245

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (G)(H)	118	118

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
1.960%, 7–7–18 (F)	1,721	1,721

TOTAL SHORT-TERM SECURITIES – 15.1%		$189,428
(Cost: $189,448)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,252,810
(Cost: $1,268,571)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,907

NET ASSETS – 100.0%		$1,254,717

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $261,918 or 20.9% of net assets.

(B)	All or a portion of securities with an aggregate value of $115 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

(E)	Rate shown is the yield to maturity at June 30, 2018.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$492	$—	$—
Asset-Backed Securities	—	9,712	—
Corporate Debt Securities	—	606,493	—
Mortgage-Backed Securities	—	2,567	—
Municipal Bonds	—	48,983	—
United States Government Agency Obligations	—	217,369	—
United States Government Obligations	—	177,766	—
Short-Term Securities	118	189,310	—
Total	$610	$1,252,200	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,268,571

Gross unrealized appreciation	1,259
Gross unrealized depreciation	(17,020)

Net unrealized depreciation	$(15,761)

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class N	1,859	$36,557
Ivy European Opportunities Fund, Class N	675	22,295
Ivy Global Growth Fund, Class N	450	22,293
Ivy Global Income Allocation Fund, Class N	1,489	22,677
Ivy International Core Equity Fund, Class N	5,938	117,997

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$221,819
(Cost: $196,492)

SHORT–TERM SECURITIES	Principal

Master Note – 0.2%

Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (A)	$346	346

TOTAL SHORT–TERM SECURITIES – 0.2%		$346
(Cost: $346)

TOTAL INVESTMENT SECURITIES – 100.1%		$222,165
(Cost: $196,838)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(129)

NET ASSETS – 100.0%		$222,036

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$221,819	$—	$—
Short-Term Securities	—	346	—
Total	$221,819	$346	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$196,838

Gross unrealized appreciation	25,485
Gross unrealized depreciation	(158)

Net unrealized appreciation	$25,327

SCHEDULE OF INVESTMENTS
Ivy Micro Cap Growth Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 0.4%
Boot Barn Holdings, Inc. (A)	39	$818

Auto Parts & Equipment – 1.9%
Motorcar Parts of America, Inc. (A)	185	3,463

Home Improvement Retail – 0.4%
Lumber Liquidators Holdings, Inc. (A)	31	757

Homebuilding – 0.7%
Installed Building Products, Inc. (A)	21	1,193

Specialty Stores – 2.0%
Hibbett Sports, Inc. (A)	44	1,008
Sportsman’s Warehouse Holdings, Inc. (A)(B)	528	2,703

		3,711

Total Consumer Discretionary – 5.4%		$9,942
Consumer Staples

Distillers & Vintners – 2.4%
MGP Ingredients, Inc.	50	4,469

Packaged Foods & Meats – 0.9%
Calavo Growers, Inc.	17	1,587

Total Consumer Staples – 3.3%		$6,056
Energy

Oil & Gas Equipment & Services – 1.3%
NCS Multistage Holdings, Inc. (A)	73	1,056
Ranger Energy Services, Inc. (A)(B)	158	1,445

		2,501

Oil & Gas Exploration & Production – 2.1%
Earthstone Energy, Inc. (A)	92	813
Ring Energy, Inc. (A)	236	2,979

		3,792

Total Energy – 3.4%		$6,293
Health Care

Biotechnology – 2.2%
Acceleron Pharma, Inc. (A)	20	946
Adamas Pharmaceuticals, Inc. (A)(B)	34	876
Natera, Inc. (A)	122	2,303

		4,125

Health Care Distributors – 2.2%
PetIQ, Inc. (A)(B)	148	3,967

Health Care Equipment – 11.2%
AxoGen, Inc. (A)	144	7,252
K2M Group Holdings, Inc. (A)	207	4,655
Tactile Systems Technology, Inc. (A)	166	8,617

		20,524

Health Care Supplies – 1.6%
OrthoPediatrics Corp. (A)	70	1,851
Sientra, Inc. (A)	51	999

		2,850

Health Care Technology – 8.4%
Evolent Health, Inc., Class A (A)	178	3,753
Neuronetics, Inc. (A)	102	2,722
Tabula Rasa HealthCare, Inc. (A)	142	9,033

		15,508

Pharmaceuticals – 8.2%
Aerie Pharmaceuticals, Inc. (A)	140	9,477
Intersect ENT, Inc. (A)	115	4,303
Revance Therapeutics, Inc. (A)	44	1,214

		14,994

Total Health Care – 33.8%		$61,968
Industrials

Aerospace & Defense – 2.2%
AAR Corp.	19	896
Kratos Defense & Security Solutions, Inc. (A)(B)	95	1,096
Mercury Computer Systems, Inc. (A)	54	2,048

		4,040

Air Freight & Logistics – 1.3%
Air Transport Services Group, Inc. (A)	104	2,345

Building Products – 3.9%
American Woodmark Corp. (A)	31	2,829
PGT Innovations, Inc. (A)	207	4,314

		7,143

Construction & Engineering – 3.6%
MYR Group, Inc. (A)	164	5,820
Sterling Construction Co., Inc. (A)	61	800

		6,620

Industrial Machinery – 3.1%
Kornit Digital Ltd. (A)(B)	317	5,636

Research & Consulting Services – 0.5%
Willdan Group, Inc. (A)	32	982

Total Industrials – 14.6%		$26,766
Information Technology

Application Software – 5.3%
8x8, Inc. (A)	489	9,813

Data Processing & Outsourced Services – 3.1%
EVO Payments, Inc., Class A (A)	273	5,608

Internet Software & Services – 17.7%
Bandwidth, Inc., Class A (A)	83	3,152
Chegg, Inc. (A)	62	1,729
Cornerstone OnDemand, Inc. (A)	111	5,246
Five9, Inc. (A)	138	4,774
GTT Communications, Inc. (A)(B)	61	2,749
Hortonworks, Inc. (A)	74	1,354
Mimecast Ltd. (A)	219	9,026
Q2 Holdings, Inc. (A)	79	4,518

		32,548

IT Consulting & Other Services – 1.5%
ForeScout Technologies, Inc. (A)	79	2,691

Semiconductor Equipment – 1.1%
Ichor Holdings Ltd. (A)(B)	91	1,935

Semiconductors – 1.2%
nLight, Inc. (A)	68	2,258

Systems Software – 1.8%
SailPoint Technologies Holdings, Inc. (A)	137	3,361

Total Information Technology – 31.7%		$58,214
Real Estate

Health Care REITs – 2.8%
Community Healthcare Trust, Inc.	168	5,025

Total Real Estate – 2.8%		$5,025

TOTAL COMMON STOCKS – 95.0%		$174,264
(Cost: $102,550)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 3.8%
NBCUniversal Enterprise, Inc.,
2.430%, 7–19–18	$4,000	3,995
Sonoco Products Co.,
2.180%, 7–2–18	3,036	3,035

		7,030

Master Note – 2.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (D)	4,280	4,280

Money Market Funds – 5.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.850%, (E)(F)	10,006	10,006

TOTAL SHORT-TERM SECURITIES – 11.5%		$21,316
(Cost: $21,317)

TOTAL INVESTMENT SECURITIES – 106.5%		$195,580
(Cost: $123,867)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (6.5)%		(11,862)

NET ASSETS – 100.0%		$183,718

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $10,225 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$174,264	$—	$—
Short-Term Securities	10,006	11,310	—
Total	$184,270	$11,310	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$123,867

Gross unrealized appreciation	78,020
Gross unrealized depreciation	(6,307)

Net unrealized appreciation	$71,713

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.8%
Burberry Group plc (A)	2,581	$73,577
lululemon athletica, Inc. (B)	726	90,604

		164,181

Auto Parts & Equipment – 1.4%
BorgWarner, Inc.	1,420	61,269

Automotive Retail – 1.9%
O’Reilly Automotive, Inc. (B)	298	81,465

Home Furnishings – 1.3%
Mohawk Industries, Inc. (B)	270	57,925

Hotels, Resorts & Cruise Lines – 1.2%
Norwegian Cruise Line Holdings Ltd. (B)	1,092	51,598

Internet & Direct Marketing Retail – 0.4%
Duluth Holdings, Inc., Class B (B)(C)	765	18,205

Leisure Products – 2.3%
Polaris Industries, Inc.	818	99,900

Restaurants – 5.0%
Chipotle Mexican Grill, Inc., Class A (B)	286	123,175
Dunkin Brands Group, Inc. (C)	1,338	92,407

		215,582

Specialty Stores – 7.1%
Tiffany & Co.	823	108,273
Tractor Supply Co.	1,530	117,046
Ulta Beauty, Inc. (B)	363	84,756

		310,075

Total Consumer Discretionary – 24.4%		1,060,200
Consumer Staples

Food Retail – 1.5%
Sprouts Farmers Market, Inc. (B)	2,963	65,396

Packaged Foods & Meats – 1.0%
Hershey Foods Corp.	446	41,459

Total Consumer Staples – 2.5%		106,855
Financials

Asset Management & Custody Banks – 0.8%
Oaktree Capital Group LLC	891	36,228

Financial Exchanges & Data – 3.0%
CME Group, Inc.	504	82,562
MarketAxess Holdings, Inc.	229	45,377

		127,939

Regional Banks – 4.4%
First Republic Bank	794	76,813
Signature Bank (B)	349	44,591
SVB Financial Group (B)	79	22,780
Western Alliance Bancorp. (B)	849	48,049

		192,233

Total Financials – 8.2%		356,400
Health Care

Biotechnology – 1.5%
BioMarin Pharmaceutical, Inc. (B)	684	64,473

Health Care Equipment – 8.3%
Abiomed, Inc. (B)	210	85,923
DexCom, Inc. (B)	296	28,138
Edwards Lifesciences Corp. (B)	664	96,608
Glaukos Corp. (B)(C)	755	30,684
Intuitive Surgical, Inc. (B)	250	119,707

		361,060

Health Care Services – 1.5%
Laboratory Corp. of America Holdings (B)	364	65,290

Health Care Supplies – 2.1%
Cooper Cos., Inc. (The)	197	46,281
Dentsply Sirona, Inc.	1,037	45,411

		91,692

Pharmaceuticals – 4.1%
Jazz Pharmaceuticals plc (B)	296	50,986
Zoetis, Inc.	1,492	127,145

		178,131

Total Health Care – 17.5%		760,646
Industrials

Aerospace & Defense – 1.5%
Harris Corp.	435	62,864

Air Freight & Logistics – 2.2%
Expeditors International of Washington, Inc.		1,307	95,511

Building Products – 3.3%
A. O. Smith Corp.		1,119	66,179
Allegion plc		448	34,664
Trex Co., Inc. (B)		674	42,208

			143,051

Construction Machinery & Heavy Trucks – 1.5%
Westinghouse Air Brake Technologies Corp.		665	65,526

Industrial Conglomerates – 0.5%
Fortive Corp.		291	22,433

Industrial Machinery – 3.0%
IDEX Corp.		556	75,869
Middleby Corp. (B)		539	56,265

			132,134

Railroads – 1.0%
Kansas City Southern		387	40,991

Research & Consulting Services – 5.2%
CoStar Group, Inc. (B)		350	144,377
TransUnion		1,157	82,857

			227,234

Trading Companies & Distributors – 2.5%
Fastenal Co.		2,277	109,616

Total Industrials – 20.7%			899,360
Information Technology

Application Software – 4.0%
Autodesk, Inc. (B)		332	43,565
Guidewire Software, Inc. (B)		975	86,517
Tyler Technologies, Inc. (B)		195	43,348

			173,430

Communications Equipment – 1.5%
Arista Networks, Inc. (B)		259	66,583

Data Processing & Outsourced Services – 1.9%
Square, Inc., Class A (B)		1,370	84,435

Electronic Components – 1.5%
Maxim Integrated Products, Inc.		1,118	65,575

Electronic Manufacturing Services – 0.9%
IPG Photonics Corp. (B)		177	39,144

Home Entertainment Software – 2.9%
Electronic Arts, Inc. (B)		888	125,184

Internet Software & Services – 6.4%
GrubHub, Inc. (B)		1,187	124,564
MercadoLibre, Inc.		295	88,258
Pandora Media, Inc. (B)(C)		8,651	68,168

			280,990

Semiconductors – 1.8%
Microchip Technology, Inc.		853	77,543

Systems Software – 2.1%
ServiceNow, Inc. (B)		526	90,643

Total Information Technology – 23.0%			1,003,527
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)		504	41,895

Specialty Chemicals – 1.4%
Axalta Coating Systems Ltd. (B)		2,098	63,588

Total Materials – 2.4%			105,483

TOTAL COMMON STOCKS – 98.7%			$4,292,471
(Cost: $2,906,475)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Nektar Therapeutics,
Call $85.00, Expires 8–17–18, OTC (Ctrpty: Barclays Bank plc)	3,875	387	48

TOTAL PURCHASED OPTIONS – 0.0%			$48
(Cost: $4,119)

SHORT-TERM SECURITIES		Principal
Commercial Paper (D) – 0.9%
Abbott Laboratories,
2.262%, 7–2–18		$4,000	4,000
AT&T, Inc.:
2.253%, 7–6–18		2,500	2,499
2.440%, 7–20–18		425	424
Clorox Co. (The),
2.222%, 7–3–18		5,000	4,999
E.I. du Pont de Nemours and Co.,
2.202%, 7–2–18		5,000	4,999
International Paper Co.,
2.500%, 7–10–18		10,000	9,993

Virginia Electric and Power Co.:
2.390%, 7–11–18	10,000	9,993
2.340%, 7–25–18	3,000	2,995

		39,902

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (E)	1,086	1,086

Money Market Funds – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.850%, (F)(G)	36,983	36,983

Municipal Obligations – 0.2%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 1.500%, 7–7–18 (E)	8,300	8,300

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3–Month U.S. TB Rate), 2.000%, 7–7–18 (E)	6,000	6,000

TOTAL SHORT–TERM SECURITIES – 2.0%		$92,271
(Cost: $92,275)

TOTAL INVESTMENT SECURITIES – 100.7%		$4,384,790
(Cost: $3,002,869)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(29,708)

NET ASSETS – 100.0%		$4,355,082

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $58,576 are on loan.

(D)	Rate shown is the yield to maturity at June 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,292,471	$—	$—
Purchased Options	—	48	—
Short-Term Securities	36,983	55,288	—
Total	$4,329,454	$55,336	$—
Liabilities
Written Options	$18	$—	$—

During the period ended June 30, 2018, securities totaling $61,523 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,002,869

Gross unrealized appreciation	1,541,880
Gross unrealized depreciation	(159,959)

Net unrealized appreciation	$1,381,921

SCHEDULE OF INVESTMENTS Ivy Mid Cap Income Opportunities Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.8%
V.F. Corp.	119	$9,686

Consumer Electronics – 2.8%
Garmin Ltd.	164	9,987

Home Furnishings – 2.9%
Leggett & Platt, Inc.	226	10,099

Household Appliances – 2.9%
Snap-on, Inc.	62	9,998

Leisure Products – 2.7%
Polaris Industries, Inc.	77	9,378

Movies & Entertainment – 2.8%
Cinemark Holdings, Inc.	280	9,822

Restaurants – 2.7%
Cracker Barrel Old Country Store, Inc. (A)	61	9,525

Specialized Consumer Services – 2.8%
Service Corp. International	279	9,979

Total Consumer Discretionary – 22.4%		78,474
Consumer Staples

Household Products – 3.0%
Clorox Co. (The)	78	10,525

Packaged Foods & Meats – 3.0%
Kellogg Co.	150	10,446

Total Consumer Staples – 6.0%		20,971
Energy

Oil & Gas Storage & Transportation – 3.0%
Targa Resources Corp.	215	10,662

Total Energy – 3.0%		10,662
Financials

Insurance Brokers – 2.9%
Arthur J. Gallagher & Co.	152	9,945

Regional Banks – 5.5%
Glacier Bancorp, Inc.	251	9,698
Umpqua Holdings Corp.	423	9,561

		19,259

Total Financials – 8.4%		29,204
Health Care

Health Care Facilities – 2.9%
HealthSouth Corp.	148	10,025

Health Care Services – 5.4%
Cardinal Health, Inc.	183	8,942
Quest Diagnostics, Inc.	90	9,902

		18,844

Total Health Care – 8.3%		28,869
Industrials

Aerospace & Defense – 2.8%
Harris Corp.	67	9,712

Air Freight & Logistics – 2.7%
C.H. Robinson Worldwide, Inc.	111	9,310

Diversified Support Services – 2.8%
KAR Auction Services, Inc.	183	10,008

Electrical Components & Equipment – 2.7%
Rockwell Automation, Inc.	56	9,380

Environmental & Facilities Services – 2.8%
Republic Services, Inc., Class A	144	9,810

Office Services & Supplies – 2.7%
HNI Corp.	256	9,527

Total Industrials – 16.5%		57,747
Information Technology

Data Processing & Outsourced Services – 5.7%
Broadridge Financial Solutions, Inc.	88	10,090
Paychex, Inc.	144	9,820

		19,910

Electronic Components – 2.7%
Maxim Integrated Products, Inc.	163	9,554

Electronic Equipment & Instruments – 2.7%
National Instruments Corp.	227	9,512

Semiconductors – 2.6%
Microchip Technology, Inc.	98	8,941

Total Information Technology – 13.7%		47,917
Materials

Fertilizers & Agricultural Chemicals – 2.7%
Scotts Miracle-Gro Co. (The)	116	9,634

Paper Packaging – 8.3%
Avery Dennison Corp.	95	9,663
Packaging Corp. of America	84	9,416
Sonoco Products Co.	190	9,954

		29,033

Specialty Chemicals – 3.3%
RPM International, Inc.	196	11,420

Total Materials – 14.3%		50,087
Real Estate

Residential REITs – 2.9%
American Campus Communities, Inc.	235	10,064

Total Real Estate – 2.9%		10,064
Utilities

Electric Utilities – 3.0%
OGE Energy Corp.	293	10,316

Total Utilities – 3.0%		10,316

TOTAL COMMON STOCKS – 98.5%		$344,311
(Cost: $281,544)

SHORT-TERM SECURITIES	Principal
Master Note – 1.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (B)	$4,441	4,441

Money Market Funds – 2.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (C)(D)	7,374	7,374

TOTAL SHORT-TERM SECURITIES – 3.4%		$11,815
(Cost: $11,815)

TOTAL INVESTMENT SECURITIES – 101.9%		$356,126
(Cost: $293,359)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.9)%		(6,502)

NET ASSETS – 100.0%		$349,624

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $7,227 are on loan.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$344,311	$—	$—
Short-Term Securities	7,374	4,441	—
Total	$351,685	$4,441	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$293,359

Gross unrealized appreciation	69,136
Gross unrealized depreciation	(6,369)

Net unrealized appreciation	$62,767

SCHEDULE OF INVESTMENTS
Ivy Municipal Bond Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.6%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11–1–33	$2,000	$2,114
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	3,000	3,000
The Spl Care Fac Fin Auth of Birmingham - Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009,
6.000%, 6–1–39	750	780
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A:
5.125%, 1–1–34	750	764
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A,
5.000%, 1–1–35	6,555	7,369

		14,027

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10–1–21	1,735	1,849

Arizona – 1.8%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	3,000	3,126
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A,
4.000%, 1–1–38	8,500	8,842
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	2,500	2,504
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	524

		14,996

Arkansas – 0.1%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A,
5.000%, 11–1–37	745	856

California – 17.7%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8–1–39	1,000	1,052
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
6.000%, 5–1–39	3,000	3,111
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G–1 (SIFMA Municipal Swap Index plus 110 bps),
2.610%, 4–1–45 (A)	10,000	10,293
CA (School Facilities) GO Bonds,
5.000%, 11–1–30	3,000	3,418
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	2,245	2,451
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	3,000	3,145
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11–1–38	2,000	2,141
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	4,460	4,567
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10–1–29	1,000	1,085
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A,
5.000%, 6–1–36	1,000	1,091

CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A:
5.000%, 10–1–22	300	315
5.000%, 10–1–33	1,000	1,042
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,785
6.350%, 7–1–46	970	994
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg–CHF–Irvine LLC), Ser 2011,
5.000%, 5–15–21	1,365	1,479
CA Various Purp GO Bonds:
5.250%, 9–1–26	5,000	5,521
5.500%, 4–1–28	5	5
5.250%, 10–1–29	3,000	3,137
5.750%, 4–1–31	5,000	5,157
6.000%, 3–1–33	1,000	1,073
6.500%, 4–1–33	1,000	1,038
5.000%, 4–1–37	5,000	5,560
6.000%, 11–1–39	5,000	5,287
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	10,000	11,162
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10–1–36	750	802
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015–D,
5.000%, 6–1–34	6,190	7,154
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A,
6.250%, 9–1–24	2,000	2,229
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp.,
5.750%, 2–1–30	2,000	2,113
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	500
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset–Bkd Bonds, Ser 2013A:
5.000%, 6–1–29	1,500	1,674
5.000%, 6–1–30	1,000	1,114
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6–1–33	3,165	3,591
5.000%, 6–1–34	2,840	3,211
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9–1–34	750	851
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1–1–34	500	517
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A,
5.000%, 6–1–35	1,000	1,153
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36	4,270	4,784
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	273
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
5.000%, 11–1–39	3,500	3,792
Palomar Hlth, GO Rfdg Bonds, Ser 2016B,
4.000%, 8–1–37	1,000	1,039
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31(B)	3,315	2,090
0.000%, 8–1–32(B)	5,000	3,017
0.000%, 8–1–33(B)	5,000	2,877
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	3,000	3,208
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5–15–34	3,000	3,101
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E:
5.250%, 10–1–20	570	617
6.000%, 10–1–25	445	489
6.500%, 10–1–40	1,500	1,664
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9–1–40	1,000	1,090

Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC),
5.500%, 10–1–28	500	505
San Jose Merged Area Redev Proj, Hsng Set–Aside Tax Alloc Bonds, Ser 2010A–1,
5.500%, 8–1–35	1,000	1,082
San Jose, CA, Arpt Rev Bonds, Ser 2011A–1,
5.250%, 3–1–21	3,685	4,001
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B,
0.000%, 8–1–37 (B)	1,455	708
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	1,500	1,500
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	554
5.000%, 12–1–24	500	552
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11–1–34	500	533
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10–1–30	1,000	1,054
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A,
5.000%, 9–1–37	2,000	2,266
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI,
5.000%, 5–15–34	3,500	3,940
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A,
5.000%, 11–1–38	500	575
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1–1–29	1,000	1,022
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (B)	150	97
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	2,500	2,718

		149,966

Colorado – 2.7%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	507
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	2,565	2,763
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,010	1,032
7.400%, 12–1–38	1,000	1,024
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,975	3,208
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	1,000	1,014
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010,
5.625%, 12–1–40	3,250	3,407
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	3,000	3,055
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	318
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6–1–35	1,435	1,607
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	5,000	5,332

		23,267

Connecticut – 0.5%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D:
5.000%, 6–15–22	370	371
5.750%, 6–15–34	2,500	2,503
CT GO Bonds, Ser 2012D (SIFMA Municipal Swap Index plus 92 bps),
2.430%, 9–15–19 (A)	1,000	1,006

		3,880

District Of Columbia – 1.5%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC),
5.000%, 6–1–19	1,000	1,003
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	3,000	3,174
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	7,000	8,871

		13,048

Florida – 6.6%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	520
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	3,000	3,090
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6–1–20	1,000	1,059
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10–1–35	2,000	2,229
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	4,155	4,176
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	647
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	3,000	3,135
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,885	3,105
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	2,000	2,130
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	3,000	3,000
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,500	6,224
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
6.000%, 10–1–23	2,500	2,528
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,500	4,070
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016,
5.000%, 8–1–36	4,125	4,518
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A,
5.000%, 10–1–37	2,005	2,264
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C,
5.000%, 5–15–30	1,000	1,095
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A:
5.750%, 7–1–20	500	500
6.500%, 7–1–35	2,500	2,500
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,027
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	4,000	4,333
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016,
4.000%, 9–1–34	1,000	1,037
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry–Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	2,750	3,043

		56,230

Georgia – 1.4%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,187
Atlanta Dev Auth, Edu Fac Rev Bonds (Panther Place LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,495	3,615

Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B:
5.375%, 11–1–39	3,000	3,145
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D:
5.750%, 1–1–20	500	500
6.000%, 1–1–23	2,100	2,102

		11,549

Hawaii – 0.3%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7–1–21	1,000	1,082
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
5.000%, 7–1–35	1,500	1,685

		2,767

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	784
5.750%, 9–1–20	1,000	1,079
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11–1–37	2,000	2,034

		3,897

Illinois – 4.5%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	130	126
5.700%, 5–1–36	1,750	1,721
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	500	536
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC),
5.250%, 1–1–37	2,500	2,879
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 1–1–34	1,000	1,110
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C,
5.000%, 1–1–34	1,500	1,682
City of Chicago, Second Lien Water Rev Bonds, Ser 2014,
5.000%, 11–1–39	1,500	1,608
City of Chicago, Second Lien Water Rev Bonds, Ser 2000,
5.000%, 11–1–30	500	558
Cmnty Coll Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr Coll), GO Bonds (Alt Rev Source), Ser 2008,
5.750%, 6–1–28	620	621
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016,
5.000%, 10–1–41	2,410	2,698
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	2,548
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B:
5.500%, 7–1–19	500	500
5.750%, 7–1–33	2,500	2,500
IL Fin Auth, Rev Rfdg Bonds (DePaul Univ), Ser 2016A,
4.000%, 10–1–34	2,000	2,064
IL Metro Pier and Exposition Auth, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6–15–43 (B)	2,000	648
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	3,695	4,143
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	2,000	2,188
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2013A,
5.000%, 1–1–35	4,100	4,502
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2015B,
5.000%, 1–1–37	2,000	2,250
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,682

		38,564

Indiana – 0.1%
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C,
5.000%, 1–1–39	1,000	1,138

Iowa – 1.0%
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016,
4.000%, 6–15–35	1,510	1,567

IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8–1–27	2,500	2,509
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,336
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	1,750	2,000

		8,412

Kansas – 2.0%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,500	2,573
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	2,425	2,507
Saint Marys, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate),
3.000%, 4–15–32 (A)	4,550	4,394
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9–1–24	1,050	1,123
Unif Govt of Wyandotte Cnty, Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
5.000%, 12–1–27	285	285
Wamego, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994 (Auction rate),
2.400%, 4–15–32 (A)	6,500	6,277

		17,159

Kentucky – 1.1%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11–1–19	500	507
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	534
6.375%, 6–1–40	4,500	4,884
6.500%, 3–1–45	2,675	2,910
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	500

		9,335

Louisiana – 2.7%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,073
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6–1–24	500	557
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	6,000	6,550
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,026
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,182
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,021
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	2,000	2,045
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–25	1,500	1,656
5.000%, 12–1–26	3,500	3,858
5.000%, 12–1–27	1,500	1,653
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
5.000%, 12–1–22	1,000	1,071

		22,692

Maine – 0.4%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12–1–39	680	700
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
5.000%, 7–1–34	2,255	2,553

		3,253

Maryland – 0.5%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,882
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9–1–22	500	515
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,515

		3,912

Massachusetts – 0.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,475	2,675
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	510	528
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,051
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A:
5.750%, 7–1–39	1,615	1,676

		5,930

Michigan – 2.9%
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A,
5.000%, 5–1–35	500	564
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	3,000	3,271
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4–15–34	3,000	3,396
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I,
4.000%, 10–15–36	1,000	1,041
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	5,000	5,275
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4,
5.000%, 11–15–32	2,000	2,260
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9–1–29	3,950	3,992
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,092
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10–15–18	305	308
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I:
6.000%, 10–15–38	2,000	2,026

		24,225

Minnesota – 0.4%
Minneapolis Hlth Care Sys, Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11–15–32	1,000	1,020
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,500	2,614

		3,634

Mississippi – 0.1%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9–1–36	750	783

Missouri – 2.6%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	175	114
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009:
5.625%, 5–15–39	3,000	3,106

Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A,
5.750%, 6–1–39	1,000	1,037
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2–15–31	750	801
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E,
5.000%, 4–1–40	2,000	2,210
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12–1–29	1,550	1,759
5.000%, 12–1–30	1,200	1,356
5.000%, 12–1–31	1,000	1,125
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5.000%, 12–1–36	5,650	6,269
5.000%, 12–1–37	1,000	1,107
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A,
5.000%, 12–1–40	1,000	1,127
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9–1–32	1,120	1,189
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (B)	2,350	1,134

		22,334

Nebraska – 0.4%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bonds (Immanuel Oblig Group), Ser 2010,
5.625%, 1–1–40	1,000	1,040
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
5.000%, 2–1–33	1,000	1,120
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A,
5.000%, 2–1–41	1,000	1,117

		3,277

Nevada – 0.7%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	3,500	3,707
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.500%, 12–1–18	290	296
8.000%, 12–1–25	1,715	1,760

		5,763

New Hampshire – 0.7%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10–1–39	1,635	1,727
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	1,150	1,246
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	2,485	2,642

		5,615

New Jersey – 3.4%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	2,742
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	3,750	4,037
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	3,045	3,227
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	1,000	1,054
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,885	1,964
5.500%, 12–1–21	1,145	1,261

NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7–1–37	500	555
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	2,000	2,076
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (B)	10,000	3,540
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12–15–22	3,500	3,876
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	1,500	1,680
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,935	3,268

		29,280

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	785	785

New York – 11.6%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015, 5.250%, 7–1–35	750	828
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax–Exempt), 5.000%, 2–15–38	5,000	5,612
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM), 5.000%, 9–1–39	1,500	1,667
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11–15–36	2,625	2,932
Metro Trans Auth, Trans Rev Bonds, Ser 2015A-2 (SIFMA Municipal Swap Index plus 58 bps), 2.090%, 11–15–39 (A)	6,000	6,008
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1, 5.000%, 11–15–41	2,105	2,359
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1, 5.000%, 11–15–35	2,500	2,811
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015, 5.000%, 11–15–34	6,000	6,843
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B (Auction rate), 3.250%, 7–1–29 (A)	8,250	8,250
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowk Power Corp. Proj), Ser 1985A (Insured by AMBAC) (Auction rate), 0.941%, 12–1–23 (A)	5,730	5,730
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp. Proj), Ser 2004A (Insured by Capital Assurance, Inc.) (Auction rate), 5.230%, 7–1–29 (A)	5,110	5,110
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC) (Auction rate), 2.714%, 5–1–34 (A)	10,000	10,000
NYC GO Bonds, Fiscal 2014 Ser G, 5.000%, 8–1–30	1,000	1,129
NYC GO Bonds, Ser 2014D-1, 5.000%, 8–1–30	2,000	2,250
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K, 4.950%, 11–1–39	2,415	2,459
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	3,175	2,625
0.000%, 3–1–26 (B)	3,185	2,535
0.000%, 3–1–27 (B)	3,000	2,296
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH, 5.000%, 6–15–37	10,000	11,300

NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1, 5.000%, 7–15–37	1,000	1,132
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5–1–29	3,000	3,371
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12–15–31	10,000	11,364

		98,611

North Carolina – 0.5%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C: 6.000%, 1–1–19	35	36
6.750%, 1–1–24	1,000	1,026
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A: 0.000%, 1–1–37 (B)	3,500	1,716
5.750%, 1–1–39	1,000	1,021
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009, 6.000%, 6–1–34	500	520

		4,319

Ohio – 1.2%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	1,000	1,081
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,053
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	5,000	5,443
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj):
5.750%, 11–15–40	1,000	1,066
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC),
6.200%, 9–1–33	260	261

		9,904

Oregon – 0.9%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	260
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three:
5.000%, 7–1–33	5,000	5,643
5.000%, 7–1–34	1,000	1,124
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7–1–22	1,000	1,061

		8,088

Pennsylvania – 6.5%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	1,000	1,055
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,076
6.000%, 6–1–36	3,350	3,482
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	4,000	4,166
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	814
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	3,000	3,198
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6–1–33 (B)	4,000	4,922
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	3,000	3,161
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2:
5.750%, 12–1–28	10,000	10,935
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016,
5.000%, 6–1–38	1,000	1,098

Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	3,000	3,331
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6–15–22	5,000	5,326
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	11,195	11,388

		54,952

Puerto Rico – 0.1%
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7–1–28	1,000	1,024

Rhode Island – 0.2%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5–15–30	1,590	1,654

South Carolina – 0.5%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	4,015	4,342

Tennessee – 0.9%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	803
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,305
5.750%, 7–1–20	1,330	1,428
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	2,500	2,734

		7,270

Texas – 9.8%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.000%, 8–15–18	300	301
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014,
5.000%, 11–15–39	1,000	1,096
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,525
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,061
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	3,000	3,154
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8–15–41	500	555
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	3,000	3,052
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8–15–38	2,500	2,513
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12–1–27	2,500	2,557
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11–15–26	2,500	2,533
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A:
6.500%, 5–15–31	1,000	1,126
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7–1–32	500	541
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016,
4.000%, 12–15–35	3,090	3,251
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	26,000	17,848
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.500%, 8–15–39	1,000	1,054

TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,500	2,659
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	3,000	3,293
7.000%, 6–30–40	5,000	5,426
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,672
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC),
4.000%, 5–1–33	500	513
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,082
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8–15–26 (B)	24,500	19,439
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8–15–37	1,000	1,103

		83,354

Utah – 0.1%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017,
5.000%, 4–15–37	1,000	1,109

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	3,000	3,089
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,640
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	251

		4,980

Washington – 1.3%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3–1–35	2,000	2,228
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,053
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D,
5.000%, 10–1–38	5,000	5,520
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	2,592

		11,393

West Virginia – 0.1%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	517

Wisconsin – 1.4%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,044
WI Gen Fund Annual Appropriation Bonds, Ser 2009A:
5.750%, 5–1–33	1,000	1,035
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A,
4.000%, 11–15–33	1,000	1,038
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,580
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
5.000%, 12–1–41	4,000	4,489
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,500	2,578

		11,764

TOTAL MUNICIPAL BONDS – 94.9%		$805,704
(Cost: $748,551)

SHORT-TERM SECURITIES
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (C)	924	924

Municipal Obligations – 4.0%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.360%, 7–7–18 (C)	1,250	1,250
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 23 bps),
1.520%, 7–1–18 (C)	1,950	1,950
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.) (BVAL plus 10 bps),
1.500%, 7–7–18 (C)	9,500	9,500
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.550%, 7–7–18 (C)	500	500
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
1.610%, 7–1–18 (C)	500	500
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8 bps),
1.510%, 7–7–18 (C)	1,500	1,500
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps),
1.500%, 7–7–18 (C)	7,000	7,000

NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps),
1.600%, 7–7–18 (C)	4,000	4,000
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps),
1.250%, 7–7–18 (C)	800	800
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps),
1.600%, 7–7–18 (C)	5,000	5,000
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.540%, 7–1–18 (C)	400	400
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps),
1.490%, 7–7–18 (C)	1,900	1,900

		34,300

TOTAL SHORT-TERM SECURITIES – 4.1%		$35,224
(Cost: $35,224)

TOTAL INVESTMENT SECURITIES – 99.0%		$840,928
(Cost: $783,775)

CASH AND OTHER ASSETS, NET OF LIABILITIES(D) – 1.0%		8,207

NET ASSETS – 100.0%		$849,135

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Zero coupon bond.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Cash of $364 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	Short	144	9-28-18	14,400	$(20,880)	$(311)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$805,704	$—
Short-Term Securities	—	35,224	—
Total	$—	$840,928	$—
Liabilities
Futures Contracts	$311	$—	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corporation

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CR = Custodial Receipts

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

SIFMA = Securities Industry and Financial Markets Association

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$783,775

Gross unrealized appreciation	58,009
Gross unrealized depreciation	(856)

Net unrealized appreciation	$57,153

SCHEDULE OF INVESTMENTS
Ivy Municipal High Income Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Education Services – 0.0%
1155 Island Avenue LLC (E)(F)(G)	6,578	$49

TOTAL COMMON STOCKS – 0.0%		$49
(Cost: $–)

MUNICIPAL BONDS	Principal
Alabama – 2.9%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012–A,
5.000%, 6–1–21	$1,000	1,078
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A,
4.000%, 9–15–33	9,000	9,298
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A,
7.000%, 9–1–32	1,000	1,009
Fairfield, AL, GO Warrants, Ser 2012,
6.000%, 6–1–37	8,485	8,491
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	10,470	12,326
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A,
5.000%, 9–1–46	6,000	7,273

		39,475

Alaska – 1.0%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	13,320	13,320

American Samoa – 0.6%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
6.625%, 9–1–35	8,000	7,844

Arizona – 2.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 81 bps),
0.981%, 1–1–37(A)	10,000	9,475
AZ Indl Dev Auth, Edu Rev and Rfdg Bonds (AZ Agribusiness & Equine Ctr, Inc. Proj), Ser 2017B,
5.000%, 3–1–42	1,500	1,508

Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12–15–43	1,500	1,636
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,584
6.000%, 12–1–32	1,430	1,533
6.250%, 12–1–42	2,150	2,310
6.250%, 12–1–46	2,500	2,683
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3-1-42	5,500	6,350
Phoenix, AZ, Indl Dev Auth, Student Hsng Rfdg Rev Bonds (Downtown Phoenix Student Hsng LLC - AZ State Univ Proj), Ser 2018A,
5.000%, 7–1–42	1,000	1,104

		29,183

California – 12.1%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6–1–55(B)	6,250	325
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A:
5.000%, 7–1–41	1,750	1,804
5.000%, 7–1–46	1,670	1,715
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
8.000%, 10–1–22	265	282
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	2,040	2,110
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11–15–31	750	890
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12–31–47	2,000	2,008
5.000%, 12–31–47	1,500	1,684
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–42	1,200	1,234
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A:
5.000%, 6–1–42	2,010	1,830
5.000%, 6–1–52	1,890	1,669

CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6–1–47	675	705
5.000%, 6–1–53	675	700
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch - Oblig Group), Ser 2017,
5.000%, 6–1–47	1,500	1,627
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016,
5.000%, 8–1–41	1,500	1,615
CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A:
5.000%, 7–1–47	1,975	2,037
5.000%, 7–1–52	1,000	1,024
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C,
5.250%, 7–1–52	3,660	3,997
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015,
7.000%, 6–1–45 (C)	4,000	2,405
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11–1–33	1,400	1,561
5.875%, 11–1–43	1,890	2,101
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A:
5.000%, 12–1–46	3,000	3,193
5.250%, 12–1–56	2,500	2,700
CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A,
5.000%, 11–1–41	1,000	1,079
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11–15–24	2,490	2,634
7.000%, 11–15–29	3,500	3,721
7.250%, 11–15–41	6,000	6,401
CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016,
5.000%, 5–15–40	1,500	1,676
CA Various Purp GO Bonds:
6.000%, 4–1–35	500	517
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	5,410
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9–15–42	2,760	2,949

Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1–15–53	2,800	2,813
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6–1–29	1,250	1,446
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1:
5.000%, 6–1–33	2,155	2,156
5.125%, 6–1–47	14,000	14,000
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds,
5.750%, 6–1–47	4,680	4,681
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A,
5.000%, 6–1–35	6,265	7,071
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1,
5.000%, 6–1–47	2,000	2,056
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
4.000%, 11–1–39	8,700	8,638
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,136
6.000%, 11–1–41	3,000	3,306
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,774
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,004
8.000%, 8–1–38	1,500	1,506
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12–1–26	1,400	1,626
8.000%, 12–1–31	9,400	10,752
7.500%, 12–1–41	4,000	4,475
San Diego, CA, Tob Stlmt Rev Funding Corp., Tob Stlmt Bonds, Ser 2018C,
4.000%, 6–1–32	980	1,000
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	7,000	7,801

Successor Agy to the Commerce Cmnty Dev Comsn, Tax Alloc Rfdg Bonds, Ser 2018A (Insured by AGM),
5.000%, 8–1–19	250	259
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	13,000	13,033
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser A-1,
5.125%, 6–1–46	6,650	6,664

		162,800

Colorado – 5.1%
AR River Power Auth, CO Power Supply Sys Rev Rfdg Bonds, Ser 2018A,
5.000%, 10–1–43	5,000	5,509
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	2,004
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	10,325	10,439
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,284
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,785	2,852
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,090	1,119
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,081
CO Edu and Cultural Fac Auth, Charter Sch Rev Dev and Rfdg Bonds (Windsor Charter Academy Proj), Ser 2016:

3.875%, 9–1–26	570	558
5.000%, 9–1–36	1,000	1,007
5.000%, 9–1–46	1,390	1,393
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1–1–44	3,250	3,584
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32 (C)	2,610	1,840
7.000%, 6–1–42 (C)	3,665	2,568
7.125%, 6–1–47 (C)	3,000	2,099
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,376
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
5.250%, 1–1–37	1,000	1,035
CO Intl Ctr Metro Dist No. 3, GO Rfdg and Impvt Bonds, Ser 2016,
5.000%, 12–1–46	3,140	3,038
Green Gables Metro Dist No. 1, Ltd. Tax GO Bonds, Ser 2016A,
5.300%, 12–1–46	1,250	1,263
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax GO Rfdg and Impvt Bonds, Ser 2016A,
5.000%, 12–1–45	1,250	1,276
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax Subordinate GO Bonds, Ser 2016B,
7.250%, 12–15–45	500	496
Littleton Vlg Metro Dist No. 2, Ltd. Tax GO and Spl Rev Bonds, Ser 2015,
5.375%, 12–1–45	1,700	1,711
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
6.500%, 11–15–38	3,000	4,184
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	6,000	6,399
Sierra Ridge Metro Dist No. 2, Ltd. Tax GO Bonds, Ser 2016A,
5.500%, 12–1–46	1,500	1,540
Solaris Metro Dist No. 3, Ltd. Tax GO Rfdg Bonds, Ser 2016A,
5.000%, 12–1–46	1,880	1,942

		68,597

Connecticut – 0.2%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A:
5.000%, 9–1–46	1,000	1,043
5.000%, 9–1–53	1,600	1,660

		2,703

District Of Columbia – 0.1%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (B)	1,000	1,266

Florida – 4.2%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	3,125	3,220
6.750%, 11–1–39	4,450	4,583
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2014A,
8.250%, 1–1–49 (C)	3,000	2,250
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A,
5.750%, 1–1–50 (C)	645	579
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B,
7.000%, 1–1–35 (C)	555	529
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–40	10,000	10,376
6.125%, 6–15–43	6,500	6,771
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A:
6.000%, 6–15–34	110	116
6.125%, 6–15–44	5,300	5,523
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A,
6.000%, 6–15–35	2,000	2,110
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	1,890	1,907
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	9,835	10,858
Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A,
6.000%, 9–15–45	3,250	3,307
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
5.000%, 10–1–40	2,000	2,200

Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10–1–47	2,000	2,170

		56,499

Georgia – 1.7%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
6.000%, 7–1–36	1,250	1,168
6.000%, 7–1–51	4,000	3,581
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen–I LLC Proj), Ser 2015A,
7.250%, 1–1–46	15,000	14,206
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1–1–49	4,000	4,530

		23,485

Guam – 0.4%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12–1–30	1,400	1,446
6.875%, 12–1–40	3,500	3,628

		5,074

Hawaii – 0.2%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
8.750%, 11–15–29	300	326
Kaua’I Cmnty Fac Dist No. 2008–1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,032

		2,358

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,025
6.250%, 7–1–45	550	563

		1,588

Illinois – 8.6%
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A,
6.870%, 2–15–24	800	801
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
5.000%, 1–1–35	3,000	3,266
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	8,960	7,939
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D,
5.000%, 1–1–46	2,000	2,195

Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A:
5.750%, 1–1–39	1,000	1,093
Chicago O’Hare Intl Arpt, Sr Spl Fac Rev Bonds (Trips Oblig Group), Ser 2018,
5.000%, 7–1–48	1,000	1,103
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.750%, 10–15–40	6,500	6,896
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	4,550	4,695
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009:
6.500%, 4–1–44	5,000	5,247
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012:
5.625%, 5–15–42	5,300	5,563
5.750%, 5–15–46	2,500	2,630
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.750%, 10–15–40	6,500	6,896
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,565	2,614
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,297
IL Fin Auth, Rev Rfdg Bonds (The Admiral at the Lake Proj), Ser 2017:
5.250%, 5–15–42	5,000	5,042
5.250%, 5–15–54	3,000	3,000
IL GO Bonds, Ser 2017D,
5.000%, 11–1–26	10,000	10,658
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,082
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	3,615	3,696
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	4,320	4,337
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,395
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,145
7.375%, 11–15–45	1,500	1,563

Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	4,825	4,830
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A:
5.750%, 12–1–35	2,705	2,724
5.625%, 12–1–41	4,000	3,987
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,505	1,489
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	8,000	8,598

		115,781

Indiana – 3.4%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,575	1,649
7.000%, 11–15–32	2,000	2,093
7.125%, 11–15–42	7,500	7,884
7.125%, 11–15–47	5,750	6,042
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	5,000	5,026
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	5,170	5,597
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	5,000	5,080
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,148
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	5,565	6,017
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	1,315	1,317
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016,
4.000%, 1–15–32	2,600	2,447

		45,300

Iowa – 0.2%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B,
5.000%, 6–1–36	2,425	2,581

Kansas – 1.5%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009:
6.250%, 9–1–24	1,145	1,166
7.000%, 9–1–29	900	926
7.000%, 9–1–38	3,500	3,602
Atchison, KS, Hosp Rev Bnds (Atchison Hosp Assoc), Ser 2009 (Blmbrg Fair Val Yld Index for the Qualified “A” Rtd Muni Indx 5–Year Mtrty plus 290 bps),
4.480%, 9–1–30 (A)	1,000	1,033
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	7,500	7,948
Lenexa, KS, Hlth Care Fac Rev Bonds (Lakeview Village, Inc.), Ser 2018A:
4.000%, 5–15–34	1,000	993
5.000%, 5–15–39	1,500	1,620
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016,
5.000%, 12–1–34	3,000	3,031

		20,319

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	5,970
6.500%, 3–1–45	2,500	2,719
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7–1–49	4,000	4,382
Murray, KY, Hosp Fac Rev Bonds (Murray–Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,183

		15,254

Louisiana – 0.8%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	4,950	5,080
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,026

LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
8.375%, 7–1–39 (C)	13,547	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39 (C)	12,202	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015,
7.750%, 7–1–39 (C)	1,977	—	*
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	4,695

		10,801

Maine – 0.1%
ME Fin Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2015R–2,
4.375%, 8–1–35	1,000	1,009

Maryland – 0.1%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,882

Massachusetts – 0.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,417

Michigan – 2.7%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4–1–23	220	212
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	3,090	3,161
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	5,340	5,561
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31 (C)	2,000	60
7.450%, 10–1–41 (C)	3,000	90
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,575

MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12–1–30	2,000	1,998
6.500%, 12–1–40	3,000	3,021
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12–1–30	1,720	1,715
MI Tob Stlmt Fin Auth, Tob Stlmt Asset–Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	7,600	7,615
MI Tob Stlmt Fin Auth, Tob Stlmt Asset–Bkd Bonds, Ser 2008C,
0.000%, 6–1–58 (B)	100,000	3,132
MI Tob Stlmt Fin Auth, Tob Stlmt Asset–Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	3,335	3,335
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	310	310
7.000%, 11–15–38	2,400	2,321

		37,106

Minnesota – 0.3%
Minneapolis Hlth Care Sys, Rev Bonds (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	3,675	3,744

Missouri – 2.4%
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12–1–29	445	446
Blue Springs, MO, Spl Oblig Tax Incr and Spl Dist Rfdg and Impvt Bonds (Adams Farm Proj), Ser 2015A,
5.250%, 6–1–39	2,500	2,525
Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A,
3.900%, 11–1–29	1,050	1,051
Broadway–Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	439
6.125%, 12–1–36	875	569
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	235	232
5.400%, 10–1–26	1,145	1,096
5.500%, 10–1–31	1,925	1,786
5.550%, 10–1–36	1,725	1,551

Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10–1–30	1,500	1,563
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	365	327
Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A,
5.250%, 5–15–50	4,000	4,253
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
0.000%, 4–1–55 (B)	3,626	635
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	415	433
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (B)	2,250	1,086
0.000%, 7–15–37 (B)	4,000	1,851
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (C)	1,250	306
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (C)	3,950	1,580
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (C)	1,000	150
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29 (C)	2,185	1,398
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	8,735	8,738

		32,015

Nebraska – 0.8%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,837
5.000%, 9–1–42	2,000	2,190

		11,027

Nevada – 0.6%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A,
5.125%, 12–15–45	2,515	2,602
NV Dept of Business and Industry, Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2018A,
5.000%, 12–15–48	500	513
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,265	3,351
Reno, NV, First Lien Sales Tax Rev Rfdg Bonds (Retrac–Reno Trans Rail Access Corridor Proj), Ser 2018A (Insured by AGM),
5.000%, 6–1–48	1,000	1,138

		7,604

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,492

New Jersey – 0.9%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,068
5.000%, 6–15–28	1,000	1,063
5.000%, 6–15–29	500	530
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	2,169
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
5.000%, 7–1–46	2,355	2,596
Tob Stlmt Fin Corp., Tob Stlmt Bonds, Ser 2018B,
5.000%, 6–1–46	4,000	4,308

		11,734

New Mexico – 0.4%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7–1–42	4,750	5,079

New York – 4.4%
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015,
5.500%, 9–1–45	7,400	7,980
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM):
5.000%, 10–1–22	1,000	1,073
Glen Cove Local Econ Assistance Corp., Convertible Cap Apprec Rev Bonds (Garvies Point Pub Impvt Proj), Ser 2016C,
0.000%, 1–1–55 (B)	5,000	4,212
MTA Hudson Rail Yards Trust Oblig, Ser 2016A,
5.000%, 11–15–56	5,000	5,407
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	8,750	9,309
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	2,905	3,089
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	1,488	1,510
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	10,664	1,813
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset - Bkd Bonds, Ser 2006A–3 Sr Current Int Bonds,
5.125%, 6–1–46	10,000	9,952
NY Cntys Tob Trust VI, Tob Stlmt Pass - Through Bonds, Ser 2016A,
5.000%, 6–1–51	1,000	1,047
NY Trans Dev Corp., Spl Fac Rev Bonds (Delta Air Lines, Inc. - LaGuardia Arpt Terminals C&D Redev Proj), Ser 2018,
4.000%, 1–1–36	1,000	1,018
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	10,000	10,242
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B,
5.000%, 6–1–41	2,500	2,725

		59,377

North Carolina – 0.2%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,584
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C,
0.000%, 7–1–41 (B)	4,160	1,405

		2,989

Ohio – 2.2%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset–Bkd Bonds, Ser 2007,
5.125%, 6–1–24	2,870	2,867
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset–Bkd Bonds, Ser 2007A–2,
5.875%, 6–1–47	10,000	10,043
Cleveland–Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,450	2,684
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
5.000%, 2–15–48	5,000	5,226
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	4,000	4,326
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012,
6.000%, 12–1–42	3,750	4,057
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,175	1,284

		30,487

Oklahoma – 1.6%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	3,385	3,385
6.000%, 11–15–38	12,045	12,044
OK Dev Fin Auth, Hlth Sys Rev Bonds (OU Medicine Proj), Ser 2018B:
5.500%, 8–15–52	2,000	2,291
5.500%, 8–15–57	3,000	3,422

		21,142

Oregon – 0.8%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5–15–42	1,900	2,061
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	885	952
6.375%, 9–1–40	1,750	1,917
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,488

		10,418

Pennsylvania – 5.6%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	5,192
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	3,091
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	13,935	12,500
Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A,
5.000%, 7–1–43	5,000	5,059
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,737
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,066
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
6.288%, 12–1–38	16,000	19,849
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	1,031
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,638
7.625%, 12–15–41	6,925	7,750
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	3,500	3,862
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	755	800

Scranton–Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016,
5.000%, 6–1–46	4,265	4,354
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (C)	1,920	806
7.350%, 7–1–22 (C)	3,400	1,428

		76,163

Rhode Island – 0.4%
Tob Stlmt Fin Corp., Tob Stlmt Asset–Bkd Bonds, Ser 2015B,
5.000%, 6–1–50	5,000	5,162

South Carolina – 0.5%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,702
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	5,407

		7,109

Tennessee – 0.2%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7–1–40	3,000	3,376

Texas – 17.2%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A:
4.375%, 8–15–36	640	641
4.625%, 8–15–46	1,250	1,254
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A,
5.375%, 8–15–36	4,585	4,726
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,898
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	3,150	3,341
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	4,000	4,193
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	2,500	1,206
0.000%, 1–1–40 (B)	2,000	805

Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A,
5.000%, 1–1–45	4,000	4,372
Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016,
5.000%, 1–1–46	2,000	2,191
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1–1–33	6,000	6,477
5.000%, 1–1–42	3,000	3,214
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	13,500	14,274
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	5,435
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	15,000	16,806
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	120	129
9.000%, 9–1–38	4,110	4,449
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	5,000	5,297
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2–15–33	2,000	2,004
6.000%, 2–15–38	1,850	1,853
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	3,800	4,319
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,085
5.000%, 7–1–26	2,680	2,905
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	7,380	7,575
La Vernia Higher Edu Fin Corp., Edu Rev Bonds (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	4,000	4,208
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	4,275	4,279
Montgomery, TX, Cnty Toll Road Auth, Sr Lien Toll Road Rev Bonds, Ser 2018,
5.000%, 9–15–48	1,000	1,083

New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A,
5.000%, 8–15–46	6,000	5,937
New Hope Cultural Edu Fac Fin Corp., TX Ret Fac Rev Bonds (Carillon Lifecare Cmnty Proj), Ser 2016:
5.000%, 7–1–36	1,250	1,292
5.000%, 7–1–46	2,000	2,052
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (B)	5,000	5,481
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A,
5.000%, 1–1–39	2,000	2,244
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	1,250	1,313
6.500%, 8–15–39	2,000	2,108
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38 (C)	17,870	4,289
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	400	421
7.750%, 6–1–39	1,200	1,267
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016,
5.000%, 5–15–45	6,650	6,953
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living – Ventana Proj), Ser 2017A:
6.750%, 11–15–47	1,000	1,118
6.750%, 11–15–52	2,500	2,785
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.625%, 11–15–41 (C)	2,500	1,745
4.875%, 11–15–48 (C)	5,750	4,008
5.000%, 11–15–55 (C)	7,000	4,876
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	4,000	4,329
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	3,500	3,843
7.500%, 6–30–33	2,700	2,964
7.000%, 6–30–40	14,000	15,191
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	17,750	18,882

TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	5,000	5,421
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012–A,
5.000%, 8–15–41	16,445	17,696
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	5,539

		231,773

Utah – 0.4%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,074
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,221
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,216

		5,511

Vermont – 0.1%
Vermont Econ Dev Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2013,
4.625%, 4–1–36	1,000	1,003

Virgin Islands – 0.2%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.750%, 10–1–37	3,000	2,542

Virginia – 3.2%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A,
2.000%, 10–1–48	2,248	197

Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	5,065	5,221
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	240	247
7.500%, 7–1–29	25	25
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B,
5.625%, 9–1–41	2,779	1,954
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C,
0.000%, 9–1–41 (B)	821	43
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015,
0.000%, 9–1–45 (B)	859	616
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
6.875%, 3–1–36	4,300	4,673
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	4,590	4,880
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	8,265	9,156
5.500%, 1–1–42	11,000	11,903
VA Small Business Fin Auth, Tax–Exempt Sr Lien Private Activity Rev Bonds (Transform 66 P3 Proj), Ser 2017,
5.000%, 12–31–56	4,000	4,369

		43,284

Washington – 1.0%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	2,490	2,496
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	827
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,257
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1–1–49	5,000	5,815

		13,395

West Virginia – 0.4%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	5,000	5,013

Wisconsin – 2.7%
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A:
5.000%, 6–15–36	1,000	949
5.000%, 6–15–46	5,000	4,578
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016,
5.250%, 12–1–39	8,000	8,312
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	8,500	9,014
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	2,220	2,401
6.125%, 6–1–39	1,000	1,082
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A,
5.125%, 2–1–46	4,000	3,888
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	6,000	5,820

		36,044

TOTAL MUNICIPAL BONDS – 96.3%		$1,297,125
(Cost: $1,288,350)

SHORT-TERM SECURITIES
Master Note – 0.1%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (D)	965	965

Municipal Obligations – 2.5%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.360%, 7–7–18 (D)	2,000	2,000
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps),
1.590%, 7–7–18 (D)	9,690	9,690

FL Muni Power Agy, All–Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.) (BVAL plus 25 bps),
1.610%, 7–1–18 (D)	5,060	5,060
NY Hsng Fin Agy, Related–Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps),
1.600%, 7–7–18 (D)	1,000	1,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
1.970%, 7–7–18 (D)	4,000	4,000
San Diego, CA, Hsng Auth, Var Rate Demand Multi–Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps),
1.250%, 7–7–18 (D)	980	980
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A–1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps),
1.600%, 7–7–18 (D)	1,900	1,900
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.540%, 7–1–18 (D)	300	300
University of California (1–Month U.S. LIBOR plus 8 bps),
1.930%, 7–7–18 (D)	8,175	8,175
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps),
1.490%, 7–7–18 (D)	700	700

		33,805

TOTAL SHORT-TERM SECURITIES – 2.6%		$34,770
(Cost: $34,770)

TOTAL INVESTMENT SECURITIES – 98.9%		$1,331,944
(Cost: $1,323,120)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		14,389

NET ASSETS – 100.0%		$1,346,333

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$49
Municipal Bonds	—	1,297,125	—
Short-Term Securities	—	34,770	—
Total	$—	$1,331,895	$49

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,323,120
Gross unrealized appreciation	83,044
Gross unrealized depreciation	(74,220)

Net unrealized appreciation	$8,824

SCHEDULE OF INVESTMENTS Ivy Natural Resources Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 3.0%
BHP Billiton plc	723	$16,289

Total Australia – 3.0%		$16,289
Canada

Industrials – 2.7%
Canadian Pacific Railway Ltd.	77	14,166

Materials – 4.6%
Nutrien Ltd.	269	14,615
West Fraser Timber Co. Ltd.	150	10,345

		24,960

Total Canada – 7.3%		$39,126
Hong Kong

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	30,000	—	*

Total Hong Kong – 0.0%		$—
Netherlands

Energy – 3.0%
Core Laboratories N.V.	129	16,231

Total Netherlands – 3.0%		$16,231
Portugal

Energy – 1.0%
Galp Energia SGPS S.A., Class B	288	5,488

Total Portugal – 1.0%		$5,488
South Africa

Materials – 2.5%
Mondi plc	504	13,632

Total South Africa – 2.5%		$13,632
United Kingdom

Materials – 6.4%
Croda International plc	109	6,892
Randgold Resources Ltd. ADR	147	11,360
Rio Tinto plc	290	16,081

		34,333

Total United Kingdom – 6.4%		$34,333
United States

Consumer Staples – 1.3%
Ingredion, Inc.	61	6,764

Energy – 55.5%
Cabot Oil & Gas Corp.	514	12,223
Centennial Resource Development, Inc., Class A (A)	442	7,977
Chevron Corp.	155	19,534
Cimarex Energy Co.	126	12,850
Concho Resources, Inc. (A)	84	11,656
Diamondback Energy, Inc.	100	13,183
Enterprise Products Partners L.P.	336	9,297
EOG Resources, Inc.	182	22,603
EQT Midstream Partners L.P.	98	5,035
Halliburton Co.	730	32,871
Kosmos Energy Ltd. (A)	351	2,901
Magellan Midstream Partners L.P.	178	12,272
Marathon Petroleum Corp.	196	13,741
MPLX L.P.	213	7,261

Noble Energy, Inc.	362	12,780
Parsley Energy, Inc., Class A (A)	576	17,437
Phillips 66	183	20,586
RPC, Inc. (C)	838	12,211
RSP Permian, Inc. (A)	282	12,431
Schlumberger Ltd.	258	17,325
Valero Energy Corp.	48	5,370
WPX Energy, Inc. (A)	818	14,753

		296,297

Industrials – 2.9%
Union Pacific Corp.	110	15,577

Materials – 12.3%
Air Products and Chemicals, Inc.	67	10,488
Crown Holdings, Inc. (A)	152	6,783
Dow Chemical Co. (The)	84	5,521
Ecolab, Inc.	74	10,377
International Flavors & Fragrances, Inc.	53	6,625
Packaging Corp. of America	45	5,042
PPG Industries, Inc.	67	6,903
Scotts Miracle–Gro Co. (The)	48	4,022
Sealed Air Corp.	90	3,808
WestRock Co. (A)	69	5,558

		65,127

Total United States – 72.0%		$383,765

TOTAL COMMON STOCKS – 95.2%		$508,864
(Cost: $460,405)

SHORT-TERM SECURITIES	Principal

Commercial Paper(D) – 2.8%
J.M. Smucker Co. (The) 2.200%, 7–2–18	$4,278	4,277
Northern Illinois Gas Co. 2.101%, 7–2–18	3,000	2,999
Virginia Electric and Power Co. 2.340%, 7–17–18	4,000	3,996
Wisconsin Gas LLC 2.273%, 7–9–18	4,000	3,998

		15,270

Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.240%, 7–6–18 (E)	4,761	4,761

Money Market Funds – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 1.850%, (F)(G)	3,610	3,610

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate) 1.960%, 7–7–18 (E)	4,000	4,000

TOTAL SHORT–TERM SECURITIES – 5.1%		$27,641
(Cost: $27,642)

TOTAL INVESTMENT SECURITIES – 100.3%		$536,505
(Cost: $488,047)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(1,698)

NET ASSETS – 100.0%		$534,807

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Securities whose value was determined using significant unobservable inputs.
(C)	All or a portion of securities with an aggregate value of $3,521 are on loan.
(D)	Rate shown is the yield to maturity at June 30, 2018.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at June 30, 2018.
(G)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at June 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	40,278	U.S. Dollar	56,684	7-5-18	UBS AG	$3,523	$—
Canadian Dollar	13,932	U.S. Dollar	10,822	7-5-18	UBS AG	223	—
						$3,746	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$508,864	$—	$—	*
Short-Term Securities	3,610	24,031	—
Total	$512,474	$24,031	$—
Forward Foreign Currency Contracts	$—	$3,746	$—

During the period ended June 30, 2018, securities totaling $52,244 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2018. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$488,047

Gross unrealized appreciation	98,526
Gross unrealized depreciation	(50,068)

Net unrealized appreciation	$48,458

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Broadcasting – 0.3%
HUYA, Inc. ADR (A)(B)	666	$21,905

Internet & Direct Marketing Retail – 4.0%
Amazon.com, Inc. (A)	40	68,332
Netflix, Inc. (A)(C)	634	248,049

		316,381

Total Consumer Discretionary – 4.3%		338,286
Health Care

Biotechnology – 10.4%
BioMarin Pharmaceutical, Inc. (A)	1,071	100,907
Evogene Ltd. (A)(B)(D)	2,620	7,493
Gilead Sciences, Inc.	1,026	72,682
Ionis Pharmaceuticals, Inc. (A)	4,180	174,180
Sage Therapeutics, Inc. (A)	204	31,979
Sarepta Therapeutics, Inc. (A)(B)	698	92,275
Vertex Pharmaceuticals, Inc. (A)(C)	2,056	349,489

		829,005

Health Care Equipment – 0.9%
Medtronic plc	804	68,788

Health Care Technology – 3.0%
Cerner Corp. (A)(C)	4,024	240,619

Total Health Care – 14.3%		1,138,412
Industrials

Air Freight & Logistics – 0.3%
Best, Inc. ADR (A)(B)	1,854	22,660

Total Industrials – 0.3%		22,660
Information Technology

Application Software – 8.3%
ACI Worldwide, Inc. (A)(D)	11,840	292,100
Aspen Technology, Inc. (A)(D)	4,002	371,182

		663,282

Data Processing & Outsourced Services – 10.9%
Alliance Data Systems Corp.	673	156,901
Euronet Worldwide, Inc. (A)(D)	3,558	298,036
GreenSky, Inc., Class A (A)	1,616	34,186
WNS (Holdings) Ltd. ADR (A)(D)	7,215	376,488

		865,611

Electronic Components – 2.4%
Universal Display Corp. (B)	2,220	190,920

Internet Software & Services – 15.1%
Alibaba Group Holding Ltd. ADR (A)	1,795	333,026
Alphabet, Inc., Class A (A)	183	206,981
Alphabet, Inc., Class C (A)	238	265,704
Facebook, Inc., Class A (A)(C)	2,022	392,961

		1,198,672

Semiconductor Equipment – 2.4%
ASML Holding N.V., NY Registry Shares	950	188,032

Semiconductors – 21.6%
Broadcom Corp., Class A	401	97,371
Cypress Semiconductor Corp. (D)	18,856	293,775
Intel Corp.	2,814	139,879
Marvell Technology Group Ltd.	7,318	156,891
Microchip Technology, Inc.	998	90,723
Micron Technology, Inc. (A)(C)	10,142	531,860
QUALCOMM, Inc.	2,764	155,133
Rambus, Inc. (A)(D)	9,134	114,546
Semtech Corp. (A)	3,015	141,839

		1,722,017

Systems Software – 7.7%
Ceridian HCM Holding, Inc. (A)(B)	581	19,275
Microsoft Corp. (C)	6,053	596,916

		616,191

Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	2,068	382,734
Hewlett-Packard Co.	10,657	241,807

		624,541

Total Information Technology – 76.3%		6,069,266

Materials

Fertilizers & Agricultural Chemicals – 0.5%
Marrone Bio Innovations, Inc. (A)(B)(D)	4,435	8,066
Marrone Bio Innovations, Inc. (A)(D)(E)	18,850	34,279

		42,345

Total Materials – 0.5%		42,345
Real Estate

Specialized REITs – 1.1%
QTS Realty Trust, Inc., Class A	2,285	90,246

Total Real Estate – 1.1%		90,246
Telecommunication Services

Alternative Carriers – 2.0%
Zayo Group Holdings, Inc. (A)	4,347	158,579

Total Telecommunication Services – 2.0%		158,579
Utilities

Renewable Electricity – 0.3%
Atlantica Yield plc	1,027	20,727

Total Utilities – 0.3%		20,727

TOTAL COMMON STOCKS – 99.1%		$7,880,521
(Cost: $3,758,619)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12–31–20 (D)(E)(F)	3,770	2,143
Marrone Bio Innovations, Inc., expires 8–20–23 (D)(E)(F)	3,770	—	*

		2,143

TOTAL WARRANTS – 0.0%		$2,143
(Cost: $ – )

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Cypress Semiconductor Corp., Call $18.00, Expires 9–21–18, OTC (Ctrpty: Citibank N.A.)	36,911	3,691	1,200
QUALCOMM, Inc., Call $60.00, Expires 7–20–18, OTC (Ctrpty: Goldman Sachs International)	27,675	2,768	1,301

TOTAL PURCHASED OPTIONS – 0.0%			$2,501
(Cost: $6,872)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc.,
8.000%, 8–20–20 (D)(E)	$4,713	4,588

Total Materials – 0.1%		4,588

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$4,588
(Cost: $4,712)

SHORT-TERM SECURITIES
Commercial Paper (G) – 0.8%
AT&T, Inc.,
2.500%, 7–10–18	10,000	9,993
DTE Gas Co.,
2.252%, 7–3–18	5,000	4,999
McCormick & Co., Inc.,
2.410%, 7–10–18	3,000	2,998
McDonalds Corp.:
2.264%, 7–9–18	6,000	5,996
2.450%, 7–16–18	5,000	4,995
PacifiCorp,
2.100%, 7–2–18	14,125	14,122
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
2.230%, 7–31–18	4,000	3,993
Wisconsin Gas LLC:
2.273%, 7–9–18	10,000	9,994
2.000%, 7–10–18	10,000	9,993

		67,083

Master Note – 0.0%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (H)	2	2

Money Market Funds – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.850%, (I)(J)	97,830	97,830

Municipal Obligations – 0.1%
IL Fin Auth, Var Rate Demand Rev Bonds (North Park Univ Proj), Ser 2005 (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 22 bps),
1.490%, 7–7–18 (H)	2,000	2,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps),
1.500%, 7–7–18 (H)	2,500	2,500

		4,500

United States Government Agency

Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3–Month U.S. TB Rate):
1.960%, 7–7–18 (H)	978	978
1.970%, 7–7–18 (H)	8,563	8,563

		9,541

TOTAL SHORT–TERM SECURITIES – 2.2%		$178,956
(Cost: $178,963)

TOTAL INVESTMENT SECURITIES – 101.4%		$8,068,709
(Cost: $3,949,166)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(109,677)

NET ASSETS – 100.0%		$7,959,032

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $96,521 are on loan.

(C)	All or a portion of securities with an aggregate value of $924 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Restricted securities. At June 30, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Marrone Bio Innovations, Inc.	2-7-18	18,850	$20,169	$34,279
Marrone Bio Innovations, Inc., expires 12-31-20	2-7-18	3,770	—	2,143
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	3,770	—	—

		Principal
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$4,713	4,712	4,588
			$24,881	$41,011

The total value of these securities represented 0.5% of net assets at June 30, 2018.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Rate shown is the yield to maturity at June 30, 2018.

(H)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Investment made with cash collateral received from securities on loan.

(J)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following written options were outstanding at June 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
QUALCOMM, Inc.	Goldman Sachs International	Put	24,907	2,491	July 2018	$52.50	$3,838	$(1,308)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$338,286	$—	$—
Health Care	1,138,412	—	—
Industrials	22,660	—	—
Information Technology	6,069,266	—	—
Materials	—	42,345	—
Real Estate	90,246	—	—
Telecommunication Services	158,579	—	—
Utilities	20,727	—	—
Total Common Stocks	$7,838,176	$42,345	$—
Warrants	—	2,143	—
Purchased Options	—	2,501	—
Corporate Debt Securities	—	4,588	—
Short-Term Securities	97,830	81,126	—
Total	$7,936,006	$132,703	$—
Liabilities
Written Options	$—	$1,308	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,949,166

Gross unrealized appreciation	4,251,510
Gross unrealized depreciation	(131,967)

Net unrealized appreciation	$4,119,543

SCHEDULE OF INVESTMENTS Ivy Securian Core Bond Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Diversified Banks – 0.4%
Wells Fargo & Co., 5.850%	173	$4,486

Total Financials – 0.4%		4,486
Real Estate

Health Care REITs – 0.3%
Ventas, Inc., 5.450%	100	2,505

Total Real Estate – 0.3%		2,505

TOTAL PREFERRED STOCKS – 0.7%		$6,991
(Cost: $6,830)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.550%, 1–15–30 (A)	$4,950	4,744
Air Canada Pass Through Certificates, Series 2015-1, Class C,
5.000%, 3–15–20 (A)	6,430	6,474
America West Airlines, Inc., Pass Through Certificates, Series 1999-1,
7.930%, 1–2–19	146	150
America West Airlines, Inc., Pass Through Certificates, Series 2000-1,
8.057%, 7–2–20	662	716
American Airlines Class B Pass Through Certificates, Series 2013-2,
5.600%, 7–15–20 (A)	2,478	2,529
American Airlines Class B Pass Through Certificates, Series 2016-3,
3.750%, 10–15–25	3,823	3,701
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1,
3.700%, 5–1–23	1,445	1,409
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2017-1B,
4.950%, 2–15–25	467	473
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2,
5.625%, 1–15–21 (A)	4,815	4,899
AXIS Equipment Finance Receivables LLC, Series 2018-1A,
3.240%, 12–20–23 (A)	5,350	5,329
Bank of the West Auto Trust, Series 2017-1, Class D,
3.210%, 4–15–25 (A)	4,500	4,395
Bellemeade Re Ltd., Series 2017-1, Class M1 (1-Month U.S. LIBOR plus 150 bps),
3.791%, 10–25–27 (A)(B)	3,998	4,020
BNSF Funding Trust I,
6.613%, 12–15–55	8,292	9,121

CarMax Auto Owner Trust, Series 2018-1, Class C,
2.950%, 11–15–23	3,700	3,640
CCG Receivables Trust, Series 2015-1, Class A3,
2.750%, 11–14–23 (A)	3,250	3,189
Chesapeake Funding II LLC 2016-2A, Class D,
4.000%, 6–15–28 (A)	2,135	2,144
Chesapeake Funding II LLC 2017-2A, Class D:
3.710%, 5–15–29 (A)	2,050	2,044
3.380%, 8–15–29 (A)	2,500	2,473
Chesapeake Funding II LLC 2017-4A, Class D,
3.260%, 11–15–29 (A)	3,375	3,317
Chesapeake Funding II LLC 2018-1A, Class C,
3.570%, 4–15–30 (A)	3,100	3,085
CommonBond Student Loan Trust, Series 2017-BGS, Class C,
4.440%, 9–25–42 (A)	750	756
Continental Airlines Pass Through Certificates, Series 2001-1 A-1,
8.048%, 11–1–20	358	377
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11–10–19	1,091	1,143
Continental Airlines Pass Through Certificates, Series 2010-1B,
6.000%, 1–12–19	656	660
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4–11–20	1,255	1,288
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	8,859	9,430
6.943%, 1–10–30	2,779	3,123
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2,
4.250%, 7–30–23	2,021	2,016
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A,
4.750%, 5–7–20	955	972
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B,
6.875%, 5–7–19 (A)	2,449	2,498
DT Auto Owner Trust, Series 2015-3A, Class D,
4.530%, 10–17–22 (A)	7,075	7,155
Earnest Student Loan Program LLC, Series 2016-B, Class A2:
8.250%, 4–17–23 (A)	7,000	7,361
3.020%, 5–25–34 (A)	1,748	1,737
Earnest Student Loan Program LLC, Series 2017-A, Class B,
3.590%, 1–25–41 (A)	1,848	1,801
Exeter Automobile Receivables Trust, Series 2014-1A,
5.530%, 2–16–21 (A)	2,814	2,832
Fan Engine Securitization Ltd., Series 2013-1X,
3.000%, 10–15–19 (A)	286	282
Flagship Credit Auto Trust, Series 2016-1, Class D,
8.590%, 5–15–23 (A)	4,200	4,461

Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B:
2.340%, 1–15–21 (A)	637	634
3.710%, 1–18–22 (A)	3,202	3,149
GM Financial Securitized Term Auto Receivables Trust 2018-1, Class C,
2.770%, 7–17–23	1,400	1,374
Hawaiian Airlines Pass Through Certificates, Series 2013-1,
4.950%, 1–15–22	4,840	4,851
Hyundai Auto Receivables Trust 2016-B, Class D,
2.680%, 9–15–23	2,520	2,451
Invitation Homes Trust, Series 2018-SFR2 (1-Month U.S. LIBOR plus 128 bps),
3.176%, 6–17–37 (A)(B)	4,000	4,015
One Market Plaza Trust, Series 2017-1MKT,
3.614%, 2–10–32 (A)	4,000	3,991
PFS Financing Corp., Series 2018-A (1-Month U.S. LIBOR plus 40 bps),
2.319%, 2–15–22 (A)(B)	5,900	5,894
Prestige Auto Receivables Trust, Series 2016-1A, Class E,
7.690%, 3–15–23 (A)	2,000	2,081
Progress Residential Trust, Series 2017-SFR1, Class D,
3.565%, 8–17–34 (A)	2,750	2,683
Progress Residential Trust, Series 2018-SFR1,
3.684%, 3–17–35 (A)	4,500	4,428
SoFi Professional Loan Program LLC, Series 2015-A2,
2.420%, 3–25–30 (A)	730	720
SoFi Professional Loan Program LLC, Series 2017-F,
2.840%, 1–25–41 (A)	5,500	5,369
SoFi Professional Loan Program LLC, Series 2018-A,
2.950%, 2–25–42 (A)	3,500	3,425
U.S. Airways, Inc., Series 2012-2, Class A,
6.750%, 6–3–21	2,976	3,139
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4–11–22	833	838
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	3,698	3,704
Virgin Australia 2013-1B Trust,
6.000%, 10–23–20 (A)	568	577
Volvo Financial Equipment LLC, Series 2018-1A,
3.060%, 12–15–25 (A)	2,600	2,577
Westlake Automobile Receivables Trust 2018-1A,
2.920%, 5–15–23 (A)	5,500	5,452
Wheels SPV LLC 2016-1A, Class A3,
1.870%, 5-20-25 (A)	925	915

TOTAL ASSET-BACKED SECURITIES – 18.2%		$178,011
(Cost: $179,080)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Automobile Manufacturers – 0.5%
BMW U.S. Capital LLC,
3.450%, 4–12–23 (A)	4,040	3,996
Nissan Motor Acceptance Corp.,
2.150%, 9–28–20 (A)	1,200	1,169

		5,165

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
5.000%, 11–15–23	1,678	1,715

Total Consumer Discretionary – 0.7%		6,880
Consumer Staples

Distillers & Vintners – 0.7%
Bacardi Ltd.,
5.300%, 5–15–48 (A)	7,625	7,236

Food Retail – 0.1%
Albertsons Cos., Inc. (3-Month U.S. LIBOR plus 375 bps),
6.108%, 1–15–24 (A)(B)	750	752

Total Consumer Staples – 0.8%		7,988

Energy

Oil & Gas Exploration & Production – 0.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps),
5.078%, 6–1–67 (B)	5,750	5,700

Oil & Gas Refining & Marketing – 1.0%
Marathon Petroleum Corp.,
5.850%, 12–15–45	5,097	5,392
PBF Holding Co. LLC and PBF Finance Corp.,
7.250%, 6–15–25	2,500	2,628
QEP Resources, Inc.,
5.625%, 3–1–26	1,900	1,815

		9,835

Oil & Gas Storage & Transportation – 2.8%
Boston Gas Co.,
3.150%, 8–1–27 (A)	950	896
Cheniere Corpus Christi Holdings LLC:
5.875%, 3–31–25	500	520
5.125%, 6–30–27	2,000	1,982
Cheniere Energy Partners L.P.,
5.250%, 10–1–25 (A)	3,000	2,926
EQT Midstream Partners L.P.,
6.500%, 7–15–48	6,375	6,385
Sabine Pass Liquefaction LLC,
5.750%, 5–15–24	3,500	3,737
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
5.400%, 10–1–47	2,750	2,521
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
6.850%, 2–15–40	1,265	1,367
Tennessee Gas Pipeline Co.,
8.375%, 6–15–32	3,200	3,973
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.:
6.375%, 5–1–24	250	267
5.250%, 1–15–25	2,500	2,562

		27,136

Total Energy – 4.4%		42,671
Financials

Asset Management & Custody Banks – 0.7%
AXA Equitable Holdings, Inc.,
5.000%, 4–20–48 (A)	5,660	5,210
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.700%, 9–20–47	1,735	1,641

		6,851

Consumer Finance – 2.1%
Discover Bank:
8.700%, 11–18–19	458	488
3.100%, 6–4–20	1,220	1,214
3.450%, 7–27–26	3,975	3,687
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	1,000	996
3.500%, 7–10–19	1,645	1,653
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (3-Month U.S. LIBOR plus 85 bps),
3.175%, 4–9–21 (B)	4,100	4,121
Hyundai Capital America:
2.750%, 9–18–20 (A)	5,000	4,916
3.750%, 7–8–21 (A)	3,550	3,546

		20,621

Diversified Banks – 4.5%
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
3.133%, 2–5–26 (B)	9,550	9,378
Citizens Bank N.A. (3-Month U.S. LIBOR plus 95 bps),
3.284%, 3–29–23 (B)	10,400	10,404
Comerica, Inc.,
4.000%, 7–27–25	2,150	2,133
Compass Bank:
3.500%, 6–11–21	2,000	1,998
3.875%, 4–10–25	5,750	5,544

HSBC Holdings plc,
3.262%, 3–13–23	3,600	3,526
Huntington Bancshares, Inc.,
5.700%, 7–15–66	5,250	5,184
Sumitomo Mitsui Banking Corp.,
2.514%, 1–17–20	2,200	2,177
U.S. Bancorp,
5.300%, 12–29–49	1,675	1,669
Wells Fargo & Co.,
3.000%, 10–23–26	1,500	1,384

		43,397

Diversified Capital Markets – 0.3%
Credit Suisse Group AG,
3.869%, 1–12–29 (A)	3,250	3,055

Investment Banking & Brokerage – 1.8%
Charles Schwab Corp. (The),
4.625%, 12–29–49 (D)	4,200	4,195
Goldman Sachs Group, Inc. (The),
5.250%, 7–27–21	1,000	1,051
Morgan Stanley:
5.500%, 7–28–21	1,090	1,153
3.125%, 7–27–26	1,400	1,302
5.450%, 12–29–29	4,950	5,015
Morgan Stanley (3-Month U.S. LIBOR plus 122 bps),
3.583%, 5–8–24 (B)	4,650	4,696

		17,412

Life & Health Insurance – 0.9%
Teachers Insurance & Annuity Association of America,
4.270%, 5–15–47 (A)	5,000	4,778
Unum Group,
5.750%, 8–15–42	3,750	3,984

		8,762

Other Diversified Financial Services – 1.5%
Citigroup, Inc.,
4.400%, 6–10–25	5,000	4,971
Jefferies Group LLC and Jefferies Group Capital Finance, Inc.,
4.150%, 1–23–30	2,915	2,571
JPMorgan Chase & Co.,
5.000%, 12–29–49	4,975	5,000
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	2,125	2,113

		14,655

Property & Casualty Insurance – 0.8%
Liberty Mutual Group, Inc. (3-Month U.S. LIBOR plus 290.5 bps),
5.246%, 3–15–37 (A)(B)	7,700	7,507

Regional Banks – 1.2%
SunTrust Banks, Inc.,
5.050%, 12–15–65	4,225	4,146
Synovus Financial Corp.:
3.125%, 11–1–22	5,680	5,424
5.750%, 12–15–25	2,000	2,070

		11,640

Specialized Finance – 0.9%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.450%, 6–15–23 (A)	4,540	4,748
8.350%, 7–15–46 (A)	2,930	3,527

		8,275

Total Financials – 14.7%		142,175
Health Care

Health Care Equipment – 0.5%
Becton Dickinson & Co. (3-Month U.S. LIBOR plus 87.5 bps),
3.209%, 12–29–20 (B)	4,400	4,408

Health Care Facilities – 0.2%
NYU Hospitals Center,
4.428%, 7–1–42	2,170	2,239

Health Care Supplies – 0.3%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	2,500	2,581

Managed Health Care – 0.2%
Centene Escrow I Corp.,
5.375%, 6–1–26 (A)	2,000	2,026

Total Health Care – 1.2%		11,254
Industrials

Aerospace & Defense – 0.3%
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
3.950%, 6–15–23	2,425	2,437

Airlines – 0.3%
British Airways plc,
5.625%, 6–20–20 (A)	692	706
U.S. Airways Group, Inc., Class A,
6.250%, 4–22–23	2,453	2,625

		3,331

Trading Companies & Distributors – 0.6%
GATX Corp.,
4.550%, 11–7–28	5,500	5,457

Total Industrials – 1.2%		11,225
Information Technology

Application Software – 0.5%
Block Financial LLC (GTD by H&R Block, Inc.),
4.125%, 10–1–20	5,000	5,042

Technology Distributors – 0.2%
Tech Data Corp.,
3.700%, 2–15–22	1,395	1,364

Technology Hardware, Storage & Peripherals – 0.5%
Hewlett Packard Enterprise Co.,
2.100%, 10–4–19 (A)	4,950	4,888

Total Information Technology – 1.2%		11,294
Materials

Diversified Metals & Mining – 0.5%
FMG Resources August 2006 Partners Ltd.,
5.125%, 3–15–23 (A)	5,000	4,850

Industrial Gases – 0.1%
AmeriGas Partners L.P. and AmeriGas Finance Corp.,
5.500%, 5–20–25	700	678

Total Materials – 0.6%		5,528
Real Estate

Specialized REITs – 0.5%
American Tower Corp.,
3.070%, 3–15–23 (A)	3,100	3,041
Ventas Realty L.P. (GTD by Ventas, Inc.),
3.100%, 1–15–23	2,300	2,231

		5,272

Total Real Estate – 0.5%		5,272
Telecommunication Services

Integrated Telecommunication Services – 0.9%
AT&T, Inc.,
4.500%, 3–9–48	6,000	5,150
Verizon Communications, Inc. (3-Month U.S. LIBOR plus 110 bps),
3.443%, 5-15-25 (B)	3,925	3,921

		9,071

Total Telecommunication Services – 0.9%		9,071
Utilities

Electric Utilities – 6.6%
Avangrid, Inc.,
3.150%, 12–1–24	4,750	4,567
Cleco Corporate Holdings LLC:
3.743%, 5–1–26 (E)	2,200	2,074
4.973%, 5–1–46 (E)	2,075	2,055
Cleveland Electric Illuminating Co.,
3.500%, 4–1–28 (A)	4,075	3,863
Dynegy, Inc.,
8.125%, 1–30–26 (A)	2,750	2,987
El Paso Electric Co.,
5.000%, 12–1–44	2,225	2,287
Entergy Mississippi, Inc.,
3.250%, 12–1–27	2,750	2,626
Entergy Texas, Inc.,
3.450%, 12–1–27	4,600	4,465
FirstEnergy Transmission LLC,
5.450%, 7–15–44 (A)	3,871	4,329
Indianapolis Power & Light Co.,
4.700%, 9–1–45 (A)	3,150	3,321
IPALCO Enterprises, Inc.:
3.450%, 7–15–20	2,300	2,290
3.700%, 9–1–24	2,650	2,569
Mississippi Power Co. (3-Month U.S. LIBOR plus 65 bps),
2.987%, 3–27–20 (B)	2,100	2,100
Nevada Power Co.,
2.750%, 4–15–20	1,700	1,698
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.) (3-Month U.S. LIBOR plus 206.75 bps),
4.376%, 10–1–66 (B)	3,500	3,412
Pennsylvania Electric Co.,
3.250%, 3–15–28 (A)	3,550	3,309
PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps),
4.999%, 3–30–67 (B)	10,000	10,000
Southern Power Co., Series F,
4.950%, 12–15–46	6,190	6,220

		64,172

Gas Utilities – 1.0%
AGL Capital Corp.,
3.875%, 11–15–25	7,050	6,936
El Paso Natural Gas Co. LLC,
8.375%, 6–15–32 (E)	2,000	2,507

		9,443

Independent Power Producers & Energy Traders – 0.8%
AES Corp. (The):
4.000%, 3–15–21	4,300	4,279
6.000%, 5–15–26	4,000	4,140

		8,419

Multi-Utilities – 0.9%
Dominion Resources, Inc. (3-Month U.S. LIBOR plus 230 bps),
4.634%, 9–30–66 (B)	1,423	1,327
WEC Energy Group, Inc. (3-Month U.S. LIBOR plus 211.25 bps),
4.455%, 5–15–67 (B)	7,725	7,619

		8,946

Total Utilities – 9.3%		90,980

TOTAL CORPORATE DEBT SECURITIES – 35.5%		$344,338
(Cost: $348,346)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 6.9%
7 WTC Depositor LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC,
4.082%, 3–13–31 (A)	121	121
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A (Mortgage spread to 10-year U.S. Treasury index),
4.325%, 8–15–46 (A)(B)	4,130	4,230
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-TBR, Class A (1-Month U.S. LIBOR plus 83 bps),
2.903%, 12–15–36 (A)(B)	10,000	9,989
Credit Suisse Comm Mortgage Trust, Comm Mortgage Pass-Through Certs, Series 2014-ICE, Class B (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 6–25–47 (A)(B)	4,775	4,571
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B,
3.304%, 9–15–37 (A)	1,500	1,480
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR (Mortgage spread to 5-year U.S. Treasury index),
3.440%, 11–5–34 (A)(B)	1,000	958
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	34	29
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (A)	6	5
Invitation Homes Trust, Series 2018-SFR1 (1-Month U.S. LIBOR plus 125 bps),
3.335%, 3–17–37 (A)(B)	4,500	4,505
Invitation Homes Trust, Series 2018-SFR3, Class A (1-Month U.S. LIBOR plus 100 bps),
3.000%, 7–17–37 (A)(B)	5,000	5,000
Invitation Homes Trust, Series 2018-SFR3, Class D (1-Month U.S. LIBOR plus 165 bps),
3.650%, 7–17–37 (A)(B)	5,000	5,000
JPMorgan Chase Comm Mortgage Securities Trust, Comm Mortgage Pass-Through Certificates,Series 2016-JP3 (10-Year U.S. Treasury index plus 110 bps),
3.648%, 12–15–49 (B)	575	571
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-JP5,
3.723%, 3–15–50	1,500	1,497
Mellon Residential Funding,
6.750%, 6–25–28	1	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS,
3.724%, 6–15–50	8,000	7,870
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5,
3.580%, 12–15–50	7,000	6,879
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5 (Mortgage spread to 10-year U.S. Treasury index),
4.061%, 12–15–50 (B)	2,300	2,308
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9–13–28 (A)	1,200	1,258

Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class AS,
2.814%, 8–15–49	4,600		4,271
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP (Mortgage spread to 2-year U.S. Treasury index),
2.948%, 12–15–19 (A)(B)	6,050		6,052
WFRBS Commercial Mortgage Trust 2011-C5 (3-Year U.S. Treasury index plus 145 bps),
3.667%, 11–15–44 (B)	435		440

			67,035

Other Mortgage-Backed Securities – 8.6%
Agate Bay Mortgage Loan Trust 2015-6, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
3.612%, 9–25–45 (A)(B)	6,594		6,536
Agate Bay Mortgage Loan Trust 2016-1, Class B1 (Mortgage spread to 7-year U.S. Treasury index),
3.790%, 12–25–45 (A)(B)	6,496		6,507
Bear Stearns Mortgage Securities, Inc.,
8.000%, 11–25–29	88		56
Bellemeade Re Ltd., Series 2018-1A, Class M1B (1-Month U.S. LIBOR plus 160 bps),
3.691%, 4–25–28 (A)(B)	5,000		5,014
C-Bass 2006-MH1 Trust (Mortgage spread to 1-year U.S. Treasury index),
6.250%, 10–25–36 (A)(B)	509		510
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	68		66
Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps),
3.000%, 9–25–64 (A)(B)	3,786		3,724
CountryPlace Manufactured Housing Contract Trust 2005-1 (Mortgage spread to 3-year U.S. Treasury index),
5.200%, 12–15–35 (A)(B)	232		239
CWHEQ Home Equity Loan Trust, Series 2007-S2 (Mortgage spread to 2-year U.S. Treasury index),
5.934%, 5–25–37 (B)	254		260
GMACM Home Equity Loan Trust 2007-HE1 (1-Month U.S. LIBOR plus 14 bps),
5.952%, 8–25–37 (B)	424		428
Home Partners of America Trust, Series 2018-1, Class A (1-Month U.S. LIBOR plus 90 bps),
2.834%, 7–17–37 (A)(B)	7,400		7,404
JPMorgan Mortgage Trust 2004-A3 (Mortgage spread to 10-year U.S. Treasury index),
4.031%, 7–25–34 (B)	81		82
JPMorgan Mortgage Trust 2006-A2 (Mortgage spread to 7-year U.S. Treasury index),
3.368%, 10–25–46 (A)(B)	2,965		2,749
JPMorgan Mortgage Trust 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.647%, 5–25–43 (A)(B)	2,782		2,726
JPMorgan Mortgage Trust 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index),
3.647%, 5–25–43 (A)(B)	1,734		1,675
JPMorgan Mortgage Trust 2017-A13 (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 11–25–48 (A)(B)	6,920		6,627
Morgan Stanley BAML Trust, Series 2016-C32,
3.720%, 12–15–49	320		319
Morgan Stanley Capital I Trust 2012-STAR, Class A-2,
3.201%, 8–5–34 (A)	1,350		1,334
Morgan Stanley Capital I Trust 2012-STAR, Class B,
3.451%, 8–5–34 (A)	930		917
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)	—	*	—	*
7.706%, 9–28–24 (A)	1		1
PSMC Trust, Series 2018-1A (Mortgage spread to 2-year U.S. Treasury index),
3.500%, 2–25–48 (A)(B)	9,774		9,710

RASC, Series 2003–KS10 Trust,
6.410%, 12–25–33	158	105
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1 (Mortgage spread to 3-year U.S. Treasury index),
6.205%, 12–25–30 (B)	742	41
Sequoia Mortgage Trust 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index),
3.897%, 11–25–42 (B)	4,478	4,449
Sequoia Mortgage Trust 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index),
3.714%, 7–25–45 (A)(B)	3,906	3,860
Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.831%, 8–25–45 (A)(B)	4,911	4,800
Structured Asset Mortgage Investments, Inc.:
1.120%, 5–2–30	5	1
Towd Point Mortgage Trust, Series 2015-2 (Mortgage spread to 7-year U.S. Treasury index),
4.359%, 11–25–57 (A)(B)	7,050	7,367
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index),
3.798%, 8–20–45 (A)(B)	6,649	6,581

		84,088

TOTAL MORTGAGE-BACKED SECURITIES – 15.5%		$151,123
(Cost: $155,255)

MUNICIPAL BONDS - TAXABLE
Alabama – 0.7%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj M Bonds, Ser 2010A,
6.655%, 4–1–57	5,590	7,015

New York – 0.7%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	2,690	3,165
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10–1–62	3,000	3,199

		6,364

Washington – 0.1%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,404

TOTAL MUNICIPAL BONDS - TAXABLE – 1.5%		$14,783
(Cost: $13,566)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 18.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
5.300%, 1–15–33	58	62
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps),
6.891%, 5–25–28 (B)	3,700	4,331
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 380 bps),
5.760%, 3–25–29 (B)	4,000	4,453
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
6.410%, 4–25–30 (B)	1,250	1,318
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 455 bps),
6.641%, 10–25–24 (B)	2,738	3,037

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps),
7.241%, 11–25–28 (B)	3,110	3,698
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps),
2.910%, 10–25–29 (B)	5,700	5,289
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index),
4.000%, 8–25–56 (A)(B)	1,466	1,442
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index),
4.000%, 7–25–56 (A)(B)	5,830	5,684
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 9–1–19	14	14
5.000%, 4–1–23	127	132
3.500%, 8–1–26	419	424
2.500%, 3–1–28	469	458
2.500%, 4–1–28	425	416
5.000%, 5–1–29	35	37
3.500%, 5–1–32	991	1,005
6.500%, 9–1–32	29	33
6.000%, 11–1–33	38	42
5.500%, 5–1–34	335	371
6.500%, 5–1–34	92	102
5.500%, 6–1–34	92	100
5.000%, 9–1–34	1	1
5.500%, 9–1–34	3	4
5.500%, 10–1–34	127	138
5.500%, 7–1–35	44	48
5.000%, 8–1–35	38	41
5.500%, 10–1–35	45	49
5.000%, 11–1–35	108	115
5.000%, 12–1–35	22	24
6.500%, 7–1–36	19	21
7.000%, 12–1–37	31	34
5.500%, 2–1–39	212	230
5.000%, 11–1–39	105	112
5.000%, 1–1–40	587	630
5.000%, 4–1–40	214	228
5.000%, 8–1–40	178	190
4.000%, 10–1–40	438	451
4.000%, 11–1–40	656	677
4.500%, 1–1–41	480	505
4.000%, 2–1–41	1,131	1,162
4.000%, 3–1–41	374	385
4.500%, 3–1–41	256	269
4.500%, 4–1–41	793	834
4.000%, 6–1–41	413	426
4.000%, 8–1–41	257	264
4.000%, 11–1–41	3,053	3,138
3.500%, 3–1–42	1,518	1,522
3.000%, 8–1–42	959	937
3.500%, 8–1–42	2,512	2,519
3.000%, 1–1–43	1,229	1,200
3.000%, 2–1–43	1,525	1,490
3.500%, 7–1–44	1,850	1,853
3.500%, 12–1–44	3,662	3,659
3.500%, 5–25–45	4,477	4,424
3.000%, 7–1–45	4,534	4,403
3.500%, 3–1–46	2,088	2,084
3.000%, 10–25–46	1,405	1,348
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps),
5.091%, 10–25–29 (B)	3,000	3,192
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps),
5.741%, 9–25–29 (B)	2,350	2,562
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps),
6.391%, 2–25–25 (B)	2,431	2,680
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps),
6.491%, 1–25–24 (B)	4,000	4,555
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
6.541%, 1–25–29 (B)	4,000	4,455
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps),
7.591%, 9–25–29 (B)	4,650	5,317

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 7–1–18	—	*	—	*
5.000%, 10–1–18	2		2
5.500%, 9–1–19	4		4
3.000%, 9–1–22	409		411
5.000%, 7–1–23	74		79
6.000%, 8–1–23	67		68
5.500%, 2–1–24	33		35
4.500%, 4–1–25	118		121
3.500%, 11–1–25	245		248
3.500%, 6–1–26	388		393
2.500%, 11–1–27	784		762
6.000%, 8–1–29	28		30
7.500%, 5–1–31	13		14
7.000%, 9–1–31	5		5
7.000%, 11–1–31	69		77
6.500%, 12–1–31	7		8
6.500%, 2–1–32	71		78
7.000%, 2–1–32	55		62
7.000%, 3–1–32	81		92
6.500%, 4–1–32	13		14
6.500%, 5–1–32	23		26
6.500%, 7–1–32	8		9
6.500%, 8–1–32	12		14
6.000%, 9–1–32	15		16
6.500%, 9–1–32	31		34
6.000%, 10–1–32	244		272
6.500%, 10–1–32	30		33
6.000%, 11–1–32	189		211
3.500%, 12–1–32	1,361		1,381
6.000%, 3–1–33	297		330
5.500%, 4–1–33	246		269
6.000%, 4–1–33	11		11
5.500%, 5–1–33	23		25
6.000%, 6–1–33	67		73
6.500%, 8–1–33	12		14
6.000%, 10–1–33	38		41
6.000%, 12–1–33	60		66
5.500%, 1–1–34	52		57
5.500%, 1–1–34	51		56
6.000%, 1–1–34	33		36
5.000%, 3–1–34	15		16
5.500%, 3–1–34	22		24
5.500%, 4–1–34	19		20
5.000%, 5–1–34	12		13
6.000%, 8–1–34	49		54
5.500%, 9–1–34	156		169
6.000%, 9–1–34	62		69
6.500%, 9–1–34	90		99
5.500%, 11–1–34	187		202
6.000%, 11–1–34	93		102
6.500%, 11–1–34	6		7
5.000%, 12–1–34	290		311
5.500%, 1–1–35	160		175
5.500%, 1–1–35	23		24
5.500%, 2–1–35	424		462
5.500%, 2–1–35	46		49
6.500%, 3–1–35	118		132
5.500%, 4–1–35	110		119
4.500%, 5–1–35	194		203
5.500%, 6–1–35	6		6
4.500%, 7–1–35	161		168
5.000%, 7–1–35	323		345
5.000%, 7–1–35	64		68
5.500%, 7–1–35	47		51
5.500%, 8–1–35	6		7
5.500%, 10–1–35	217		240
5.500%, 11–1–35	111		120
5.000%, 2–1–36	29		31
5.500%, 2–1–36	37		38
6.500%, 2–1–36	25		28
5.500%, 9–1–36	153		166
5.500%, 11–1–36	61		66
6.000%, 11–1–36	38		42
6.000%, 1–1–37	30		33
6.000%, 5–1–37	75		84
5.500%, 6–1–37	40		45
6.000%, 8–1–37	41		45
7.000%, 10–1–37	16		17
5.500%, 3–1–38	150		166
5.000%, 4–1–38	195		211
6.000%, 10–1–38	118		129
4.500%, 6–1–39	106		112
5.000%, 12–1–39	287		310
5.500%, 12–1–39	160		175
5.000%, 3–1–40	645		693
4.500%, 10–1–40	559		588
4.000%, 12–1–40	770		791
3.500%, 4–1–41	1,483		1,488
4.000%, 4–1–41	983		1,011
4.500%, 4–1–41	1,457		1,536
5.000%, 4–1–41	150		162
4.500%, 7–1–41	740		779
4.000%, 8–1–41	612		629
4.000%, 9–1–41	934		961
4.000%, 10–1–41	1,080		1,110
3.500%, 11–1–41	2,548		2,557
3.500%, 1–1–42	3,140		3,150
3.000%, 3–1–42	990		968
3.500%, 4–1–42	4,541		4,556
3.500%, 8–1–42	1,553		1,558
3.000%, 9–1–42	1,631		1,595
3.500%, 1–1–43	844		847
3.500%, 2–1–43	1,146		1,153
3.500%, 3–1–43	1,552		1,557
3.000%, 5–1–43	5,843		5,706
4.000%, 1–1–44	953		985
4.000%, 4–1–44	2,576		2,633
3.500%, 5–1–45	2,089		2,086
3.500%, 6–1–45	1,249		1,247
3.500%, 7–1–45	1,430		1,428
3.500%, 8–1–45	1,900		1,896
3.500%, 9–1–45	1,328		1,326
3.000%, 12–1–45	1,390		1,348
3.000%, 1–1–46	3,109		3,015
4.000%, 2–1–47	975		997
3.500%, 8–1–47	4,705		4,692

Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7–16–40 (F)	113	—	*
0.013%, 6–17–45 (F)	282	—	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	47	49
4.000%, 8–20–31	566	585
5.000%, 7–15–33	116	123
5.000%, 7–15–34	90	95
5.500%, 12–15–34	116	126
5.000%, 1–15–35	121	129
3.250%, 11–20–35	574	572
5.000%, 12–15–35	209	222
4.000%, 6–20–36	923	953
5.500%, 7–15–38	120	132
5.500%, 10–15–38	142	159
5.500%, 2–15–39	35	38
5.000%, 12–15–39	111	119
5.000%, 1–15–40	702	738
4.500%, 6–15–40	338	358
5.000%, 7–15–40	190	199
4.000%, 12–20–40	420	434
4.000%, 1–15–41	514	530
4.000%, 10–15–41	299	308
3.500%, 10–20–43	1,327	1,343
4.000%, 12–20–44	463	478
3.500%, 2–20–45	2,147	2,160
3.000%, 3–15–45	2,809	2,752
3.000%, 3–20–45	1,440	1,416
3.500%, 3–20–45	1,413	1,422
3.500%, 4–20–45	3,182	3,202
3.500%, 4–20–46	968	971
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2,
7.793%, 2-15-25	11	12
U.S. Dept of Veterans Affairs, Gtd REMIC Pass-Through Certs, Vendee Mortgage Trust 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index),
6.877%, 2–15–25 (B)	39	41

		175,768

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 18.1%		$175,768
(Cost: $177,595)

UNITED STATES GOVERNMENT OBLIGATIONS
Agency Obligations – 0.3%
U.S. Treasury Notes,
2.750%, 2–28–25	3,418	3,405

Treasury Obligations – 9.1%
U.S. Treasury Bonds:
5.375%, 2–15–31 (G)	4,940	6,238
3.000%, 2–15–48 (D)	32,573	32,649
U.S. Treasury Notes:
2.250%, 3–31–20	2,000	1,991
1.500%, 6–15–20	630	618
2.750%, 4–30–23	5,952	5,956
2.750%, 5–31–23	12,100	12,111
2.000%, 4–30–24	2,015	1,930
2.500%, 1–31–25	9,265	9,094
2.875%, 5–15–28	17,660	17,687

		88,274

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.4%		$91,679
(Cost: $90,215)

SHORT-TERM SECURITIES

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (H)	846	846

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.850%, (I)(J)	14	14

Notes – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2.000%, 7–7–18 (H)	2,650	2,650

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
1.960%, 7–7–18 (H)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 0.5%		$4,510
(Cost: $4,510)

TOTAL INVESTMENT SECURITIES – 99.4%		$967,203
(Cost: $975,397)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		5,936

NET ASSETS – 100.0%		$973,139

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018 the total value of these securities amounted to $341,735 or 35.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	All or a portion of securities with an aggregate value of $1,383 are on loan.

(E)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2018.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	All or a portion of securities with an aggregate value of $796 have been pledged as collateral on open futures contracts.

(H)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Investment made with cash collateral received from securities on loan.

(J)	Rate shown is the annualized 7-day yield at June 30, 2018.

The following futures contracts were outstanding at June 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Long Bond	Short	155	9-21-18	15,500	$(24,732)	$(631)
U.S. 10-Year Ultra Treasury Note	Short	480	9-28-18	48,000	(61,552)	(766)
U.S. 30-Year Treasury Bond	Long	564	9-28-18	56,400	81,780	1,725
U.S. 5-Year Treasury Note	Long	809	10-3-18	80,900	91,916	396

					$87,412	$724

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$6,991	$—	$—
Asset-Backed Securities	—	177,729	282
Corporate Debt Securities	—	344,338	—
Mortgage-Backed Securities	—	151,123	—
Municipal Bonds	—	14,783	—
United States Government Agency Obligations	—	174,326	1,442
United States Government Obligations	—	91,679	—
Short-Term Securities	14	4,496	—
Total	$7,005	$958,474	$1,724
Futures Contracts	$2,121	$—	$—
Liabilities
Futures Contracts	$1,397	$—	$—

During the period ended June 30, 2018, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$975,397

Gross unrealized appreciation	7,929
Gross unrealized depreciation	(16,123)

Net unrealized depreciation	$(8,194)

SCHEDULE OF INVESTMENTS
Ivy Securian Real Estate Securities Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 4.0%
Liberty Property Trust	266	$11,809
STORE Capital Corp.	278	7,620

		19,429

Health Care REITs – 7.9%
HCP, Inc.	501	12,943
Healthcare Realty Trust, Inc.	60	1,756
Healthcare Trust of America, Inc., Class A	277	7,457
Physicians Realty Trust	157	2,509
Ventas, Inc.	25	1,431
Welltower, Inc.	193	12,087

		38,183

Hotel & Resort REITs – 7.6%
Hilton Worldwide Holdings, Inc.	124	9,784
Host Hotels & Resorts, Inc.	805	16,959
RLJ Lodging Trust	124	2,732
Summit Hotel Properties, Inc.	194	2,769
Sunstone Hotel Investors, Inc.	285	4,743

		36,987

Industrial REITs – 7.3%
Duke Realty Corp.	471	13,673
First Industrial Realty Trust, Inc.	85	2,844
ProLogis, Inc.	290	19,020

		35,537

Office REITs – 12.9%
Alexandria Real Estate Equities, Inc.	130	16,402
Boston Properties, Inc.	52	6,497
Cousins Properties, Inc.	474	4,593
Highwoods Properties, Inc.	140	7,077
Kilroy Realty Corp.	170	12,864
SL Green Realty Corp.	151	15,203

		62,636

Residential REITs – 24.2%
American Campus Communities, Inc.	214	9,164
American Homes 4 Rent	234	5,195
AvalonBay Communities, Inc.	126	21,716
Camden Property Trust	142	12,922
Equity Lifestyle Properties, Inc.	43	3,952
Equity Residential	172	10,953
Essex Property Trust, Inc.	48	11,541
Invitation Homes, Inc.	598	13,783
Mid-America Apartment Communities, Inc.	19	1,913
Sun Communities, Inc.	143	13,997
UDR, Inc.	321	12,035

		117,171

Retail REITs – 16.6%
Agree Realty Corp.	138	7,267
Federal Realty Investment Trust	57	7,251
GGP, Inc.	126	2,571
National Retail Properties, Inc.	108	4,743
Realty Income Corp.	102	5,492
Regency Centers Corp.	209	12,993
Retail Opportunity Investments Corp.	166	3,186
Simon Property Group, Inc.	175	29,762
Weingarten Realty Investors	235	7,244

		80,509

Specialized REITs – 17.3%
CyrusOne, Inc.	203	11,818
Digital Realty Trust, Inc.	161	17,931
Equinix, Inc.	52	22,294
Extra Space Storage, Inc.	108	10,749
Public Storage, Inc.	92	20,780

		83,572

Total Real Estate – 97.8%		474,024
Telecommunication Services

Wireless Telecommunication Service – 1.2%
SBA Communications Corp. (A)	35	5,697

Total Telecommunication Services – 1.2%		5,697

TOTAL COMMON STOCKS – 99.0%		$479,721
(Cost: $357,178)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (B)	$3,923	3,923

TOTAL SHORT-TERM SECURITIES – 0.8%		$3,923
(Cost: $3,923)

TOTAL INVESTMENT SECURITIES – 99.8%		$483,644
(Cost: $361,101)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,028

NET ASSETS – 100.0%		$484,672

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$479,721	$—	$—
Short-Term Securities	—	3,923	—
Total	$479,721	$3,923	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$361,101

Gross unrealized appreciation	123,578
Gross unrealized depreciation	(1,035)

Net unrealized appreciation	$122,543

SCHEDULE OF INVESTMENTS Ivy Small Cap Core Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.6%
Boot Barn Holdings, Inc. (A)	542	$11,238

Apparel, Accessories & Luxury Goods – 1.5%
Carter’s, Inc.	46	4,964
G-III Apparel Group Ltd. (A)	126	5,608

		10,572

Auto Parts & Equipment – 4.8%
Visteon Corp. (A)	262	33,829

Casinos & Gaming – 3.9%
Boyd Gaming Corp.	289	10,010
Red Rock Resorts, Inc., Class A	524	17,564

		27,574

Education Services – 1.7%
Grand Canyon Education, Inc. (A)	108	12,003

Movies & Entertainment – 2.1%
World Wrestling Entertainment, Inc., Class A	196	14,300

Restaurants – 0.7%
Papa John’s International, Inc.	92	4,687

Total Consumer Discretionary – 16.3%		114,203
Consumer Staples

Packaged Foods & Meats – 4.5%
Nomad Foods Ltd. (A)	583	11,185
Post Holdings, Inc. (A)	237	20,391

		31,576

Total Consumer Staples – 4.5%		31,576
Energy

Oil & Gas Exploration & Production – 3.2%
Laredo Petroleum Holdings, Inc. (A)	2,301	22,137

Total Energy – 3.2%		22,137
Financials

Consumer Finance – 0.6%
Green Dot Corp., Class A (A)	55	4,036

Multi–Line Insurance – 1.7%
Kemper Corp.	163	12,303

Property & Casualty Insurance – 1.2%
Old Republic International Corp.	434	8,635

Regional Banks – 9.7%
Chemical Financial Corp.	226	12,588
Pinnacle Financial Partners, Inc.	195	11,983
Webster Financial Corp.	457	29,097
Western Alliance Bancorp. (A)	250	14,132

		67,800

Total Financials – 13.2%		92,774
Health Care

Health Care Equipment – 5.1%
Insulet Corp. (A)	110	9,430
Invacare Corp.	1,433	26,652

		36,082

Health Care Facilities – 1.7%
HealthSouth Corp.	179	12,102

Health Care Services – 1.3%
Tivity Health, Inc. (A)	260	9,152

Health Care Supplies – 3.1%
ICU Medical, Inc.(A)	51	14,888
Sientra, Inc. (A)	345	6,735

		21,623

Health Care Technology – 2.1%
Evolent Health, Inc., Class A(A)(B)	696	14,648

Total Health Care – 13.3%		93,607
Industrials

Aerospace & Defense – 3.0%
Aerojet Rocketdyne Holdings, Inc. (A)	182	5,370
Cubic Corp.	113	7,222
Curtiss-Wright Corp.	72	8,569

		21,161

Diversified Support Services – 1.6%
Healthcare Services Group, Inc.	256	11,069

Industrial Machinery – 4.8%
ITT, Inc.	197	10,308
RBC Bearings, Inc.(A)	71	9,184
Rexnord Corp. (A)	480	13,939

		33,431

Office Services & Supplies – 1.5%
MSA Safety, Inc.	110	10,611

Trucking – 0.7%
Saia, Inc. (A)	62	5,043

Total Industrials – 11.6%		81,315
Information Technology

Application Software – 4.9%
Bottomline Technologies (de), Inc. (A)	172	8,565
Everbridge, Inc. (A)	267	12,661
Pluralsight, Inc., Class A (A)	522	12,762

		33,988

Data Processing & Outsourced Services – 1.6%
EVERTEC, Inc.	511	11,163

Electronic Equipment & Instruments – 4.7%
FLIR Systems, Inc.	297	15,456
Novanta, Inc. (A)	285	17,745

		33,201

Internet Software & Services – 2.1%
Q2 Holdings, Inc. (A)	260	14,812

IT Consulting & Other Services – 2.2%
Booz Allen Hamilton Holding Corp.	229	10,010
Teradata Corp. (A)	141	5,649

		15,659

Semiconductor Equipment – 2.4%
Teradyne, Inc.	435	16,576

Semiconductors – 0.6%
Integrated Device Technology, Inc. (A)	138	4,412

Systems Software – 1.8%
PROS Holdings, Inc. (A)	342	12,491

Technology Distributors – 0.8%
Avnet, Inc.	128	5,486

Total Information Technology – 21.1%		147,788
Materials

Aluminum – 0.7%
Constellium N.V., Class A (A)	452	4,653

Commodity Chemicals – 5.0%
Cabot Corp.	428	26,412
Orion Engineered Carbons S.A.	294	9,076

		35,488

Total Materials – 5.7%		40,141
Real Estate

Hotel & Resort REITs – 0.9%
RLJ Lodging Trust	299	6,589

Industrial REITs – 0.8%
STAG Industrial, Inc.	197	5,356

Retail REITs – 1.0%
Agree Realty Corp.	133	7,018

Total Real Estate – 2.7%		18,963
Telecommunication Services

Alternative Carriers – 3.8%
Vonage Holdings Corp. (A)	2,042	26,320

Total Telecommunication Services – 3.8%		26,320
Utilities

Electric Utilities – 0.9%
ALLETE, Inc.	81	6,294

Water Utilities – 1.0%
Aqua America, Inc.	208	7,319

Total Utilities – 1.9%		13,613

TOTAL COMMON STOCKS – 97.3%		$682,437
(Cost: $562,683)

SHORT–TERM SECURITIES	Principal
Commercial Paper(C) – 2.1%
J.M. Smucker Co. (The), 2.200%, 7–2–18	$5,635	5,634
McDonalds Corp., 2.264%, 7–9–18	4,000	3,998
Northern Illinois Gas Co., 2.101%, 7–2–18	5,000	4,999

		14,631

Master Note – 0.5%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (D)	3,556	3,556

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.850%, (E)(F)	69	69

TOTAL SHORT-TERM SECURITIES – 2.6%		$18,256
(Cost: $18,257)

TOTAL INVESTMENT SECURITIES – 99.9%		$700,693
(Cost: $580,940)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		748

NET ASSETS – 100.0%		$701,441

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $67 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at June 30, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$682,437	$—	$—
Short-Term Securities	69	18,187	—
Total	$682,506	$18,187	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$580,940

Gross unrealized appreciation	124,583
Gross unrealized depreciation	(4,830)

Net unrealized appreciation	$119,753

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 4.4%
Burlington Stores, Inc. (A)	171	$25,800
Caleres, Inc.	548	18,846
Children’s Place Retail Stores, Inc. (The)	184	22,191
Urban Outfitters, Inc. (A)	817	36,393

		103,230

Auto Parts & Equipment – 1.7%
Visteon Corp. (A)	310	40,043

Broadcasting – 1.0%
Nexstar Broadcasting Group, Inc.	320	23,488

Distributors – 1.5%
Pool Corp.	233	35,283

Education Services – 1.1%
Grand Canyon Education, Inc. (A)	230	25,693

General Merchandise Stores – 1.3%
Ollie’s Bargain Outlet Holdings, Inc. (A)	418	30,305

Homebuilding – 1.3%
Installed Building Products, Inc. (A)	563	31,863

Homefurnishing Retail – 1.3%
At Home Group, Inc. (A)	786	30,776

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Grand Vacations, Inc. (A)	779	27,028

Restaurants – 3.1%
Texas Roadhouse, Inc., Class A	579	37,902
Wingstop, Inc.	697	36,313

		74,215

Specialty Stores – 1.1%
Five Below, Inc. (A)	259	25,346

Total Consumer Discretionary – 18.9%		447,270
Consumer Staples

Food Retail – 0.9%
Sprouts Farmers Market, Inc. (A)	929	20,510

Total Consumer Staples – 0.9%		20,510
Energy

Oil & Gas Equipment & Services – 1.2%
Keane Group, Inc. (A)	1,166	15,938
RPC, Inc. (B)	889	12,945

		28,883

Oil & Gas Exploration & Production – 2.8%
Centennial Resource Development, Inc., Class A (A)	1,287	23,250
Matador Resources Co. (A)	485	14,574
Petroleum Development Corp. (A)	276	16,678
WildHorse Resource Development Corp. (A)	412	10,451

		64,953

Total Energy – 4.0%		93,836
Financials

Investment Banking & Brokerage – 2.8%
Evercore Partners, Inc.	316	33,333
LPL Investment Holdings, Inc.	310	20,285
Virtu Financial, Inc., Class A	428	11,350

		64,968

Regional Banks – 4.3%
Ameris Bancorp	492	26,253
Heritage Financial Corp.	444	15,484
Home BancShares, Inc.	514	11,601
Seacoast Banking Corp. of Florida (A)	417	13,176
Western Alliance Bancorp. (A)	637	36,044

		102,558

Total Financials – 7.1%		167,526
Health Care

Health Care Equipment – 8.4%
Inogen, Inc. (A)	157	29,255
iRhythm Technologies, Inc. (A)	334	27,119
K2M Group Holdings, Inc. (A)	1,384	31,137
Nevro Corp. (A)	347	27,695
NovoCure Ltd. (A)	915	28,628
Penumbra, Inc. (A)	185	25,575
Tactile Systems Technology, Inc. (A)	559	29,084

		198,493

Health Care Facilities – 1.2%
Acadia Healthcare Co., Inc. (A)	705	28,842

Health Care Services – 7.5%
AMN Healthcare Services, Inc. (A)	1,283	75,168
Envision Healthcare Holdings, Inc. (A)	406	17,859
LHC Group, Inc. (A)	381	32,644
Teladoc, Inc. (A)(B)	884	51,308

		176,979

Health Care Supplies – 0.1%
Sientra, Inc. (A)	174	3,398

Managed Health Care – 1.6%
HealthEquity, Inc. (A)	495	37,194

Pharmaceuticals – 1.1%
Aerie Pharmaceuticals, Inc. (A)	183	12,387
OptiNose, Inc. (A)(B)	532	14,884
Tricida, Inc. (A)	3	102

		27,373

Total Health Care – 19.9%		472,279
Industrials

Aerospace & Defense – 1.6%
Mercury Computer Systems, Inc. (A)	983	37,401

Air Freight & Logistics – 0.8%
Air Transport Services Group, Inc. (A)	798	18,020

Construction & Engineering – 1.0%
Dycom Industries, Inc. (A)	250	23,637

Diversified Support Services – 1.1%
Healthcare Services Group, Inc.	600	25,931

Industrial Machinery – 5.0%
John Bean Technologies Corp.	379	33,649
RBC Bearings, Inc. (A)	205	26,401
Timken Co. (The)	595	25,896
Woodward, Inc.	425	32,673

		118,619

Security & Alarm Services – 1.2%
Brink’s Co. (The)	368	29,356

Trading Companies & Distributors – 2.4%
Beacon Roofing Supply, Inc. (A)	791	33,702
Watsco, Inc.	127	22,680

		56,382

Trucking – 1.2%
Knight Transportation, Inc.	780	29,819

Total Industrials – 14.3%		339,165
Information Technology

Application Software – 8.6%
Ellie Mae, Inc. (A)	158	16,417
Globant S.A. (A)	485	27,560
HubSpot, Inc. (A)	296	37,096
Paycom Software, Inc. (A)	374	36,933
Pluralsight, Inc., Class A (A)	415	10,142
Tyler Technologies, Inc. (A)	26	5,841
Ultimate Software Group, Inc. (The) (A)(G)	118	30,423
Zendesk, Inc. (A)	713	38,824

		203,236

Internet Software & Services – 6.9%
Apptio, Inc., Class A (A)	509	18,440
Envestnet, Inc. (A)	392	21,563
Five9, Inc. (A)	1,049	36,250
Mimecast Ltd. (A)	547	22,542
New Relic, Inc. (A)	233	23,417
Q2 Holdings, Inc. (A)	522	29,780
SendGrid, Inc. (A)	410	10,865

		162,857

IT Consulting & Other Services – 3.0%
Booz Allen Hamilton Holding Corp.	900	39,375
InterXion Holding N.V. (A)	502	31,316

		70,691

Semiconductors – 3.2%
Integrated Device Technology, Inc. (A)	771	24,586
Monolithic Power Systems, Inc.	274	36,625
Power Integrations, Inc.	220	16,062

		77,273

Systems Software – 3.0%
Proofpoint, Inc. (A)	248	28,585
Varonis Systems, Inc. (A)	431	32,142
Zscaler, Inc. (A)(B)	295	10,548

		71,275

Technology Hardware, Storage & Peripherals – 0.6%
USA Technologies, Inc. (A)	1,063	14,885

Total Information Technology – 25.3%		600,217
Materials

Construction Materials – 1.4%
Summit Materials, Inc., Class A (A)	679	17,820
U.S. Concrete, Inc. (A)(B)	295	15,504

		33,324

Total Materials – 1.4%		33,324

Real Estate

Real Estate Services – 0.4%
RE/MAX Holdings, Inc., Class A	180	9,436

Total Real Estate – 0.4%		9,436

TOTAL COMMON STOCKS – 92.2%		$2,183,563
(Cost: $1,522,206)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 2.0%
DTE Gas Co.,
2.252%, 7–3–18	$7,135	7,133
Hewlett Packard Enterprise Corp.,
2.110%, 7–12–18	8,000	7,994
McDonalds Corp.:
2.264%, 7–9–18	5,000	4,997
2.450%, 7–16–18	5,000	4,995
Medtronic Global Holdings SCA:
2.141%, 7–2–18	5,000	4,999
2.350%, 7–16–18	4,453	4,449
Northern Illinois Gas Co.,
2.101%, 7–2–18	5,761	5,760
PacifiCorp,
2.100%, 7–2–18	3,306	3,305
Virginia Electric and Power Co.,
2.390%, 7–11–18	5,000	4,996

		48,628

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7–6–18 (D)	4,957	4,957

Money Market Funds – 2.4%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
1.850%, (E)(F)	56,811	56,811

Municipal Obligations – 1.9%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.360%, 7–7–18 (D)	12,725	12,725

LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 24 bps),
1.520%, 7–7–18 (D)	4,000	4,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.550%, 7–7–18 (D)	8,005	8,005
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8 bps),
1.510%, 7–7–18 (D)	7,750	7,750
NY Hsng Fin Agy, 625 W 57th Street Hsng Rev Bonds, Ser 2016A (GTD by Bank of New York Mellon (The)) (BVAL plus 20 bps),
2.020%, 7–7–18 (D)	5,000	5,000
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps),
1.600%, 7–7–18 (D)	4,900	4,900
SD Hlth and Edu Fac Auth, Var Rate Dmnd Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.) (BVAL plus 9 bps),
1.510%, 7–7–18 (D)	1,800	1,800

		44,180

United States Government Agency Obligations – 3.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.960%, 7–7–18 (D)	25,500	25,500
2.000%, 7–7–18 (D)	55,650	55,650

		81,150

TOTAL SHORT-TERM SECURITIES – 9.9%		$235,726
(Cost: $235,731)

TOTAL INVESTMENT SECURITIES – 102.1%		$2,419,289
(Cost: $1,757,937)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.1)%		(48,971)

NET ASSETS – 100.0%		$2,370,318

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $55,503 are on loan.

(C)	Rate shown is the yield to maturity at June 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at June 30, 2018.

(G)	All or a portion of securities with an aggregate value of $798 are held in collateralized accounts for OTC swap agreements collateral.

The following total return swap agreements were outstanding at June 30, 2018:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Biotech Custom Index	Goldman Sachs International	07/01/2019	$71,600	1-Month LIBOR less 15 bps	$(142)	$—	$(142)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of June 30, 2018:

Reference Entity	Shares		Notional Amount	Value	% of Value
FibroGen, Inc.	—	*	$2,429	$(5)	(3.4)%
Loxo Oncology, Inc.	—	*	2,376	(4)	(3.3)
Ligand Pharmaceuticals, Inc.	—	*	2,238	(4)	(3.1)
Ultragenyx Pharmaceutical, Inc.	—	*	1,855	(3)	(2.6)
Array BioPharma, Inc.	—	*	1,774	(3)	(2.5)
Amicus Therapeutics, Inc.	—	*	1,537	(3)	(2.1)
Supernus Pharmaceuticals, Inc.	—	*	1,506	(3)	(2.1)
Immunomedics, Inc.	—	*	1,444	(3)	(2.0)
Horizon Pharma plc	—	*	1,410	(3)	(1.9)
Ironwood Pharmaceuticals, Inc.	—	*	1,381	(3)	(1.9)
Blueprint Medicines Corp.	—	*	1,350	(3)	(1.9)
Spark Therapeutics, Inc.	—	*	1,345	(3)	(1.9)
Heron Therapeutics, Inc.	—	*	1,269	(2)	(1.8)
Aerie Pharmaceuticals, Inc.	—	*	1,244	(2)	(1.7)
Medicines Co. (The)	—	*	1,191	(2)	(1.7)
Global Blood Therapeutics, Inc.	—	*	1,188	(2)	(1.7)
Portola Pharmaceuticals, Inc.	—	*	1,175	(2)	(1.6)
Emergent BioSolutions, Inc.	—	*	1,157	(2)	(1.6)
Clovis Oncology, Inc.	—	*	1,117	(2)	(1.6)
Myriad Genetics, Inc.	—	*	1,110	(2)	(1.6)
Halozyme Therapeutics, Inc.	—	*	1,074	(2)	(1.5)
REGENXBIO, Inc.	—	*	1,063	(2)	(1.4)
Spectrum Pharmaceuticals, Inc.	—	*	1,000	(2)	(1.4)
Enanta Pharmaceuticals, Inc.	—	*	988	(2)	(1.4)
Foundation Medicine, Inc.	—	*	985	(2)	(1.4)
Repligen Corp.	—	*	960	(2)	(1.3)
Intercept Pharmaceuticals, Inc.	—	*	935	(2)	(1.3)
Insmed, Inc.	—	*	929	(2)	(1.3)
Arena Pharmaceuticals, Inc.	—	*	891	(2)	(1.2)
Puma Biotechnology, Inc.	—	*	877	(2)	(1.2)
Xencor, Inc.	—	*	870	(2)	(1.2)
Editas Medicine, Inc.	—	*	841	(2)	(1.2)
Madrigal Pharmaceuticals, Inc.	—	*	838	(2)	(1.2)
Momenta Pharmaceuticals, Inc.	—	*	808	(2)	(1.1)
Corcept Therapeutics, Inc.	—	*	797	(1)	(1.1)

MyoKardia, Inc.	—	*	793	(1)	(1.1)
PTC Therapeutics, Inc.	—	*	789	(1)	(1.1)
Atara Biotherapeutics, Inc.	—	*	775	(1)	(1.1)
Sangamo Therapeutics, Inc.	—	*	738	(1)	(1.0)
Amneal Pharmaceuticals, Inc.	—	*	731	(1)	(1.0)
ACADIA Pharmaceuticals, Inc.	—	*	705	(1)	(1.0)
AnaptysBio, Inc.	—	*	685	(1)	(1.0)
ImmunoGen, Inc.	—	*	663	(1)	(0.9)
Pacira Pharmaceuticals, Inc.	—	*	660	(1)	(0.9)
Acceleron Pharma, Inc.	—	*	618	(1)	(0.9)
Radius Health, Inc.	—	*	612	(1)	(0.9)
Arrowhead Pharmaceuticals, Inc.	—	*	609	(1)	(0.9)
Aimmune Therapeutics, Inc.	—	*	604	(1)	(0.8)
Zogenix, Inc.	—	*	599	(1)	(0.8)
Audentes Therapeutics, Inc.	—	*	590	(1)	(0.8)
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	558	(1)	(0.8)
Retrophin, Inc.	—	*	547	(1)	(0.8)
Iovance Biotherapeutics, Inc.	—	*	543	(1)	(0.8)
TherapeuticsMD, Inc.	—	*	540	(1)	(0.8)
Genomic Health, Inc.	—	*	532	(1)	(0.7)
Vanda Pharmaceuticals, Inc.	—	*	503	(1)	(0.7)
Innoviva, Inc.	—	*	498	(1)	(0.7)
Theravance Biopharma, Inc.	—	*	494	(1)	(0.7)
Intrexon Corp.	—	*	470	(1)	(0.7)
Intellia Therapeutics, Inc.	—	*	467	(1)	(0.7)
Mirati Therapeutics, Inc.	—	*	467	(1)	(0.7)
Esperion Therapeutics, Inc.	—	*	467	(1)	(0.7)
Revance Therapeutics, Inc.	—	*	462	(1)	(0.6)
G1 Therapeutics, Inc.	—	*	459	(1)	(0.6)
CytomX Therapeutics, Inc.	—	*	458	(1)	(0.6)
Phibro Animal Health Corp.	—	*	453	(1)	(0.6)
Flexion Therapeutics, Inc.	—	*	446	(1)	(0.6)
Dynavax Technologies Corp.	—	*	441	(1)	(0.6)
Omeros Corp.	—	*	431	(1)	(0.6)

Endocyte, Inc.	—	*	423	(1)	(0.6)
MacroGenics, Inc.	—	*	417	(1)	(0.6)
Apellis Pharmaceuticals, Inc.	—	*	411	(1)	(0.6)
Eagle Pharmaceuticals, Inc.	—	*	407	(1)	(0.6)
TG Therapeutics, Inc.	—	*	400	(1)	(0.6)
Athenex, Inc.	—	*	398	(1)	(0.6)
Cambrex Corp.	—	*	386	(1)	(0.5)
Karyopharm Therapeutics, Inc.	—	*	385	(1)	(0.5)
Alder Biopharmaceuticals, Inc.	—	*	378	(1)	(0.5)
Codexis, Inc.	—	*	377	(1)	(0.5)
Collegium Pharmaceutical, Inc.	—	*	366	(1)	(0.5)
Heska Corp.	—	*	361	(1)	(0.5)
WaVe Life Sciences Ltd.	—	*	352	(1)	(0.5)
Assembly Biosciences, Inc.	—	*	350	(1)	(0.5)
MiMedx Group, Inc.	—	*	347	(1)	(0.5)
Coherus Biosciences, Inc.	—	*	334	(1)	(0.5)
La Jolla Pharmaceutical Co.	—	*	329	(1)	(0.5)
Sorrento Therapeutics, Inc.	—	*	324	(1)	(0.5)
Cymabay Therapeutics, Inc.	—	*	315	(1)	(0.4)
Progenics Pharmaceuticals, Inc.	—	*	311	(1)	(0.4)
Accelerate Diagnostics, Inc.	—	*	300	(1)	(0.4)
Reata Pharmaceuticals, Inc.	—	*	286	(1)	(0.4)
Fate Therapeutics, Inc.	—	*	284	(1)	(0.4)

				$(142)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,183,563	$—	$—
Short-Term Securities	56,811	178,915	—
Total	$2,240,374	$178,915	$—
Liabilities
Total Return Swaps	$—	$142	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Curve

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,757,937

Gross unrealized appreciation	691,137
Gross unrealized depreciation	(29,785)

Net unrealized appreciation	$661,352

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.5%
V.F. Corp.	191	$15,587

Cable & Satellite – 1.4%
Comcast Corp., Class A	254	8,331

Footwear – 2.8%
NIKE, Inc., Class B	218	17,362

Home Improvement Retail – 3.2%
Home Depot, Inc. (The)	101	19,685

Internet & Direct Marketing Retail – 7.6%
Amazon.com, Inc. (A)	25	41,997
Booking Holdings, Inc. (A)	2	4,567

		46,564

Total Consumer Discretionary – 17.5%		107,529
Consumer Staples

Distillers & Vintners – 1.0%
Constellation Brands, Inc.	27	5,942

Personal Products – 1.4%
Estee Lauder Co., Inc. (The), Class A	60	8,623

Soft Drinks – 2.0%
Monster Beverage Corp. (A)	219	12,546

Tobacco – 0.3%
Philip Morris International, Inc.	23	1,855

Total Consumer Staples – 4.7%		28,966
Energy

Oil & Gas Equipment & Services – 2.1%
Halliburton Co.	293	13,213

Total Energy – 2.1%		13,213
Financials

Financial Exchanges & Data – 5.2%
CME Group, Inc.	135	22,178
S&P Global, Inc.	49	10,062

		32,240

Investment Banking & Brokerage – 0.6%
Goldman Sachs Group, Inc. (The)	16	3,540

Total Financials – 5.8%		35,780
Health Care

Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc. (A)	26	3,241
BioMarin Pharmaceutical, Inc. (A)	75	7,018

		10,259

Health Care Equipment – 4.9%
Danaher Corp.	187	18,438
Intuitive Surgical, Inc. (A)	24	11,460

		29,898

Managed Health Care – 1.9%
UnitedHealth Group, Inc.	48	11,654

Pharmaceuticals – 0.5%
Bristol-Myers Squibb Co.	59	3,238

Total Health Care – 9.0%		55,049
Industrials

Aerospace & Defense – 1.4%
Raytheon Co.	46	8,819

Construction Machinery & Heavy Trucks – 2.6%
Caterpillar, Inc.	119	16,186

Industrial Machinery – 2.9%
Stanley Black & Decker, Inc.	134	17,763

Railroads – 0.5%
Union Pacific Corp.	22	3,187

Research & Consulting Services – 3.9%
Verisk Analytics, Inc., Class A (A)	221	23,828

Trucking – 2.8%
J.B. Hunt Transport Services, Inc.	141	17,188

Total Industrials – 14.1%		86,971
Information Technology

Application Software – 8.1%
Adobe Systems, Inc. (A)	95	23,181
salesforce.com, Inc. (A)	193	26,342

		49,523

Data Processing & Outsourced Services – 11.0%
FleetCor Technologies, Inc. (A)	59	12,406
MasterCard, Inc., Class A	95	18,672
PayPal, Inc. (A)	189	15,730
Visa, Inc., Class A	159	21,099

		67,907

Home Entertainment Software – 1.6%
Electronic Arts, Inc. (A)	69	9,695

Internet Software & Services – 7.2%
Alphabet, Inc., Class A (A)	24	26,734
Facebook, Inc., Class A (A)	90	17,392

		44,126

Semiconductor Equipment – 1.3%
Lam Research Corp.	45	7,856

Systems Software – 10.3%
Microsoft Corp.	571	56,297
Red Hat, Inc. (A)	55	7,323

		63,620

Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	168	31,049

Total Information Technology – 44.5%		273,776
Real Estate

Specialized REITs – 2.0%
American Tower Corp., Class A	84	12,168

Total Real Estate – 2.0%		12,168

TOTAL COMMON STOCKS – 99.7%		$613,452
(Cost: $354,653)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.240%, 7-6-18 (B)	$1,798	1,798

TOTAL SHORT-TERM SECURITIES – 0.3%		$1,798
(Cost: $1,798)

TOTAL INVESTMENT SECURITIES – 100.0%		$615,250
(Cost: $356,451)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(100)

NET ASSETS – 100.0%		$615,150

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$613,452	$—	$—
Short-Term Securities	—	1,798	—
Total	$613,452	$1,798	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$356,451

Gross unrealized appreciation	259,891
Gross unrealized depreciation	(1,092)

Net unrealized appreciation	$258,799

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	JUNE 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.4%
Magna International, Inc.	500	$29,077

Cable & Satellite – 1.8%
Comcast Corp., Class A	636	20,877

General Merchandise Stores – 5.4%
Dollar Tree, Inc. (A)	354	30,064
Target Corp.	450	34,254

		64,318

Home Improvement Retail – 2.6%
Lowe’s Co., Inc.	319	30,506

Total Consumer Discretionary – 12.2%		144,778
Consumer Staples

Drug Retail – 3.5%
CVS Caremark Corp.	651	41,905

Hypermarkets & Super Centers – 4.2%
Wal-Mart Stores, Inc.	582	49,848

Total Consumer Staples – 7.7%		91,753
Energy

Oil & Gas Refining & Marketing – 2.7%
Marathon Petroleum Corp.	457	32,077

Oil & Gas Storage & Transportation – 5.3%
Energy Transfer Equity L.P.	1,522	26,253
Energy Transfer Partners L.P.	1,945	37,038

		63,291

Total Energy – 8.0%		95,368
Financials

Asset Management & Custody Banks – 5.3%
Blackstone Group L.P. (The)	954	30,687
State Street Corp.	348	32,367

		63,054

Consumer Finance – 6.4%
Capital One Financial Corp.	440	40,400
Synchrony Financial	1,055	35,219

		75,619

Life & Health Insurance – 2.8%
MetLife, Inc.	751	32,761

Mortgage REITs – 3.1%
American Capital Agency Corp.	1,975	36,721

Other Diversified Financial Services – 9.2%
Citigroup, Inc.	802	53,690
JPMorgan Chase & Co.	539	56,195

		109,885

Property & Casualty Insurance – 2.7%
Allstate Corp. (The)	353	32,246

Regional Banks – 2.7%
SunTrust Banks, Inc.	488	32,191

Total Financials – 32.2%		382,477
Health Care

Biotechnology – 2.6%
Amgen, Inc.	166	30,605

Health Care Facilities – 2.7%
HCA Holdings, Inc.	318	32,596

Managed Health Care – 2.8%
Humana, Inc.	112	33,215

Pharmaceuticals – 4.3%
Jazz Pharmaceuticals plc (A)	172	29,575
Pfizer, Inc.	583	21,137

		50,712

Total Health Care – 12.4%		147,128

Industrials

Airlines – 2.5%
Southwest Airlines Co.	596	30,325

Electrical Components & Equipment – 2.7%
Eaton Corp.	422	31,540

Total Industrials – 5.2%		61,865
Information Technology

Semiconductor Equipment – 2.3%
Lam Research Corp.	160	27,690

Semiconductors – 4.8%
Broadcom Corp., Class A	124	29,966
Micron Technology, Inc. (A)	509	26,666

		56,632

Systems Software – 2.2%
Microsoft Corp.	260	25,668

Total Information Technology – 9.3%		109,990
Materials

Diversified Chemicals – 3.7%
Dow Chemical Co. (The)	665	43,824

Total Materials – 3.7%		43,824
Real Estate

Health Care REITs – 3.3%
Welltower, Inc.	629	39,419

Total Real Estate – 3.3%		39,419
Utilities

Electric Utilities – 2.7%
Great Plains Energy, Inc.	577	32,387

Total Utilities – 2.7%		32,387

TOTAL COMMON STOCKS – 96.7%		$1,148,989
(Cost: $918,768)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.9%
Hewlett Packard Enterprise Corp., 2.110%, 7–12–18	$5,000	4,997
J.M. Smucker Co. (The), 2.200%, 7–2–18	5,122	5,121

		10,118

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.240%, 7–6–18 (C)	3,796	3,796

Municipal Obligations – 0.3%
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps), 1.500%, 7–7–18 (C)	2,000	2,000
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps), 1.250%, 7–7–18 (C)	1,500	1,500

		3,500

United States Government Agency Obligations – 1.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.960%, 7–7–18 (C)	15,070	15,070

TOTAL SHORT-TERM SECURITIES – 2.8%		$32,484
(Cost: $32,484)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,181,473
(Cost: $951,252)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		6,020

NET ASSETS – 100.0%		$1,187,493

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at June 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Comcast Corp., Class A	N/A	Call	3,181	318	July 2018	$34.00	$118	$(108)
	N/A	Call	3,181	318	August 2018	35.00	181	(221)
CVS Caremark Corp.	N/A	Call	426	43	August 2018	75.00	63	(11)
Energy Transfer Partners L.P.	N/A	Call	2,803	280	July 2018	20.00	67	(35)
Jazz Pharmaceuticals plc	N/A	Call	950	95	July 2018	185.00	273	(76)
	N/A	Call	750	75	July 2018	190.00	129	(23)
							$831	$(474)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,148,989	$—	$—
Short-Term Securities	—	32,484	—
Total	$1,148,989	$32,484	$—
Liabilities
Written Options	$451	$23	$—

During the period ended June 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$951,252

Gross unrealized appreciation	244,249
Gross unrealized depreciation	(14,028)

Net unrealized appreciation	$230,221

ITEM 2.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 28, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2018